Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	CNH Capital LLC
Entity Central Index Key	0001552493
Document Type	S-4
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Interest income on retail and other notes and finance leases	$ 60,733				$ 58,239					$ 240,657	$ 238,330	$ 267,551
Interest and other income from affiliates	98,027				95,610					392,463	382,006	376,383
Gain on retail notes, wholesale receivables and commercial revolving accounts sold												38
Servicing fee income	132				306					940	1,747	3,340
Rental income on operating leases	33,127				33,068					133,806	137,729	140,989
Other income	13,646				16,040					66,138	71,187	75,250
Total revenues	205,665	213,117	211,059	206,565	203,263	210,195	207,299	207,683	205,822	834,004	830,999	863,551
Interest expense:
Interest expense to third parties	54,163				55,142					219,561	224,189	232,448
Interest expense to affiliates	5,312				10,174					34,512	44,645	80,584
Total interest expense	59,475	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	254,073	268,834	313,032
Administrative and operating expenses:
Fees charged by affiliates	15,030				14,748					61,895	62,945	61,464
Provision for credit losses	3,499				622					44,578	32,853	76,394
Other than temporary impairment of retained interests											815	4,108
Depreciation of equipment on operating leases	27,171				26,933					107,836	110,314	117,848
Other expenses	6,887				7,204					35,929	35,651	43,158
Total administrative and operating expenses	52,587	80,625	62,171	57,935	49,507	71,388	60,375	59,468	51,347	250,238	242,578	302,972
Total expenses	112,062				114,823					504,311	511,412	616,004
INCOME BEFORE TAXES	93,603				88,440					329,693	319,587	247,547
Income tax provision	29,743	24,328	30,423	30,484	30,877	28,290	30,259	28,252	31,252	116,112	118,053	85,067
NET INCOME	63,860				57,563					213,581	201,534	162,480
Net income attributed to noncontrolling interest	(418)	(419)	(474)	(388)	(364)	(388)	(295)	(394)	(411)	(1,645)	(1,488)	(1,861)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 63,442	$ 44,076	$ 56,477	$ 54,184	$ 57,199	$ 44,409	$ 52,562	$ 50,253	$ 52,822	$ 211,936	$ 200,046	$ 160,619

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
NET INCOME	$ 63,860	$ 57,563	$ 213,581	$ 201,534	$ 162,480
Other comprehensive income (loss):
Foreign currency translation adjustment	(13,751)	11,639	15,084	(12,012)	20,260
Defined benefit plans:
Pension liability adjustment (net of tax benefit (expense) of $19, $178 and ($301), respectively)	113	95	(154)	(388)	486
Unrealized gains (losses) on retained interests:
Unrealized gains (losses) on retained interests (net of tax benefit (expense) of $823, $1,739 and ($2,112), respectively)	(851)	(548)	(1,358)	(2,602)	3,407
Derivative financial instruments:
Losses reclassified to earnings (net of tax expense of $2,430, $8,110 and $13,805, respectively)			4,545	9,326	20,711
Losses deferred (net of tax benefit of $92, $8,535 and $10,459, respectively)			(185)	(11,250)	(15,848)
Total other comprehensive income (loss)	(13,647)	12,238	17,932	(16,926)	29,016
COMPREHENSIVE INCOME	50,213	69,801	231,513	184,608	191,496
Less: comprehensive income attributable to noncontrolling interest	(418)	(364)	(1,645)	(1,488)	(1,861)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 49,795	$ 69,437	$ 229,868	$ 183,120	$ 189,635

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Pension liability adjustment, tax benefit (expense)	$ 19	$ 178	$ (301)
Unrealized gains (losses) on retained interests, tax benefit (expense)	823	1,739	(2,112)
Losses reclassified to earnings, tax expense	2,430	8,110	13,805
Losses deferred, tax benefit	$ 92	$ 8,535	$ 10,459

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 362,235	$ 785,913	$ 236,711	$ 594,093	$ 420,792	$ 398,015
Restricted cash	624,260	727,186		767,359
Receivables, less allowance for credit losses of $123,024, $122,320 and $106,673, respectively	11,254,108	10,732,276		9,386,549
Retained interests in securitized receivables	5,597	9,271		17,289
Affiliated accounts and notes receivable	16,217	95,379		193,917
Equipment on operating leases, net	797,842	754,371		647,617
Equipment held for sale	32,116	46,650		32,131
Goodwill	116,977	117,696		116,830	117,651
Other intangible assets, net	4,275	4,529		3,259
Other assets	70,121	73,258		142,107
TOTAL	13,283,748	13,346,529		11,901,151	10,883,489
Liabilities:
Short-term debt (including current maturities of long-term debt)	4,335,732	4,230,237		4,796,035
Accounts payable and other accrued liabilities	476,632	447,298		450,828
Affiliated debt	520,033	864,032		819,270
Long-term debt	6,417,642	6,321,551		4,587,773
Total liabilities	11,750,039	11,863,118		10,653,906
Commitments and contingent liabilities (Note 13)
Stockholder's equity:
Member's capital
Paid-in capital	841,025	840,940		836,721
Accumulated other comprehensive income	33,001	46,648		28,716
Retained earnings	602,297	538,855		326,919
Total CNH Capital LLC stockholder's equity	1,476,323	1,426,443		1,192,356
Noncontrolling interest	57,386	56,968		54,889
Total stockholder's equity	1,533,709	1,483,411	1,317,046	1,247,245	1,147,637	1,294,588
TOTAL	$ 13,283,748	$ 13,346,529		$ 11,901,151

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for credit losses	$ 123,024	$ 122,320	$ 103,298	$ 106,673	$ 118,730	$ 132,271
Restricted cash	624,260	727,186		767,359
Receivables, less allowance for credit losses of $80,438, $73,891 and $39,309, respectively	11,254,108	10,732,276		9,386,549
Equipment on operating leases, net	797,842	754,371		647,617
TOTAL	13,283,748	13,346,529		11,901,151	10,883,489
Short-term debt (including current maturities of long-term debt)	4,335,732	4,230,237		4,796,035
Long-term debt	6,417,642	6,321,551		4,587,773
Total liabilities	11,750,039	11,863,118		10,653,906
Consolidated variable interest entities ("VIEs")
Allowance for credit losses	80,438	73,891		39,309
Restricted cash	624,160	727,086		738,478
Receivables, less allowance for credit losses of $80,438, $73,891 and $39,309, respectively	8,712,523	8,287,642		7,823,615
Equipment on operating leases, net	129,327	125,003		94,018
TOTAL	9,466,010	9,139,731		8,656,111
Short-term debt (including current maturities of long-term debt)	4,207,577	4,081,062		4,583,407
Long-term debt	4,874,248	4,729,901		3,634,629
Total liabilities	$ 9,081,825	$ 8,810,963		$ 8,218,036

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 213,581	$ 201,534	$ 162,480
Adjustments to reconcile net income to net cash from operating activities:
Depreciation on property and equipment and equipment on operating leases	107,892	110,440	118,014
Amortization on intangibles	1,010	1,106	1,273
Provision for credit losses	44,578	32,853	76,394
Other than temporary impairment of retained interests		815	4,108
Gain on retail notes, wholesale receivables and commercial revolving accounts sold			(38)
Deferred income tax expense	13,257	58,755	48,765
Changes in components of working capital:
Decrease in servicing fee receivables			2,789
Decrease (increase) in affiliated accounts and notes receivables	99,423	(63,326)	(39,603)
Decrease (increase) in other assets and equipment held for sale	59,570	(20,360)	8,608
(Decrease) increase in accounts payable and other accrued liabilities	(12,730)	143,285	(53,012)
Increase in other, net			27,249
Net cash from operating activities	526,581	465,102	357,027
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of receivables acquired	(19,639,227)	(18,036,908)	(15,733,642)
Proceeds from sales of receivables			23,825
Collections of receivables	18,305,941	17,217,638	15,431,514
Decrease (increase) in restricted cash	43,589	1,986	(146,348)
Purchase of equipment on operating leases	(459,477)	(386,361)	(356,902)
Proceeds from disposal of equipment on operating leases	249,879	238,025	225,861
Purchase of software	(2,277)	(993)	(1,199)
Additions of property and equipment	(37)	(33)
Proceeds from disposal of property and equipment		93
Net cash used in investing activities	(1,501,609)	(966,553)	(556,891)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of affiliated debt	1,807,984	533,346
Payment of affiliated debt	(1,764,745)	(1,275,856)	(555,950)
Proceeds from issuance of long-term debt	3,963,218	4,101,882	2,295,152
Payment of long-term debt	(3,124,109)	(3,543,494)	(1,130,767)
Increase (decrease) in revolving credit facilities, net	284,500	943,874	(90,794)
Dividends paid to CNH America LLC		(85,000)	(295,000)
Net cash from financing activities	1,166,848	674,752	222,641
INCREASE IN CASH AND CASH EQUIVALENTS	191,820	173,301	22,777
CASH AND CASH EQUIVALENTS
Beginning of year	594,093	420,792	398,015
End of year	785,913	594,093	420,792
CASH PAID DURING THE YEAR FOR INTEREST	251,590	267,114	311,707
CASH PAID DURING THE YEAR FOR TAXES	$ 85,684	$ 27,193	$ 92,492

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (USD $) In Thousands, unless otherwise specified	Total	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest
BALANCE at Dec. 31, 2009	$ 1,294,588	$ 836,721	$ 49,616	$ 356,711	$ 51,540
Increase (Decrease) in Stockholder's Equity
Dividends paid to CNH America LLC	(295,000)			(295,000)
Net income	162,480			160,619	1,861
Foreign currency translation adjustment	20,260		20,260
Pension liability adjustment, net of tax	486		486
Unrealized gain on retained interests, net of tax	3,407		3,407
Derivative financial instruments:
Losses reclassified to earnings, net of tax	20,711		20,711
Losses deferred, net of tax	(15,848)		(15,848)
Cumulative effect from change in accounting for consolidation of certain variable interest entities	(43,447)		(32,990)	(10,457)
BALANCE at Dec. 31, 2010	1,147,637	836,721	45,642	211,873	53,401
Increase (Decrease) in Stockholder's Equity
Dividends paid to CNH America LLC	(85,000)			(85,000)
Net income	201,534			200,046	1,488
Foreign currency translation adjustment	(12,012)		(12,012)
Pension liability adjustment, net of tax	(388)		(388)
Unrealized gain on retained interests, net of tax	(2,602)		(2,602)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	9,326		9,326
Losses deferred, net of tax	(11,250)		(11,250)
BALANCE at Dec. 31, 2011	1,247,245		28,716	326,919	54,889
Increase (Decrease) in Stockholder's Equity
Net income	57,563			57,199	364
Foreign currency translation adjustment	11,639		11,639
Pension liability adjustment, net of tax	95		95
Unrealized gain on retained interests, net of tax	(548)		(548)
BALANCE at Mar. 31, 2012	1,317,046	836,721	40,954	384,118	55,253
BALANCE at Dec. 31, 2011	1,247,245	836,721	28,716	326,919	54,889
Increase (Decrease) in Stockholder's Equity
Net income	213,581			211,936	1,645
Preferred stock issuance	434				434
Foreign currency translation adjustment	15,084		15,084
Stock compensation	4,219	4,219
Pension liability adjustment, net of tax	(154)		(154)
Unrealized gain on retained interests, net of tax	(1,358)		(1,358)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	4,545		4,545
Losses deferred, net of tax	(185)		(185)
BALANCE at Dec. 31, 2012	1,483,411	840,940	46,648	538,855	56,968
Increase (Decrease) in Stockholder's Equity
Net income	63,860			63,442	418
Foreign currency translation adjustment	(13,751)		(13,751)
Stock compensation	85	85
Pension liability adjustment, net of tax	113		113
Unrealized gain on retained interests, net of tax	(851)		(851)
BALANCE at Mar. 31, 2013	$ 1,533,709	$ 841,025	$ 33,001	$ 602,297	$ 57,386

NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

        CNH Capital LLC and its wholly-owned operating subsidiaries, including New Holland Credit Company, LLC ("New Holland Credit") and CNH Capital America LLC ("CNH Capital America"), and its majority-owned operating subsidiary CNH Capital Canada Ltd. (collectively, "CNH Capital" or the "Company"), are each a wholly-owned subsidiary of CNH America LLC ("CNH America"), which is an indirect wholly-owned subsidiary of CNH Global N.V. ("CNH Global" and together with its consolidated subsidiaries, "CNH"). CNH designs, manufactures, and sells agricultural and construction equipment. CNH Capital provides financial services for CNH America and CNH Canada Ltd. (collectively, "CNH North America") customers primarily located in the United States and Canada.

        As of December 31, 2012, Fiat Industrial S.p.A. ("Fiat Industrial," and together with its subsidiaries, the "Fiat Industrial Group") owned approximately 87% of CNH's outstanding common shares through its wholly-owned subsidiary, Fiat Netherlands Holding B.V. ("Fiat Netherlands").

        On January 1, 2011, Fiat S.p.A. ("Fiat") effected a "demerger" under Article 2506 of the Italian Civil Code. Pursuant to the demerger, Fiat transferred its ownership interest in Fiat Netherlands to a new holding company, Fiat Industrial, including Fiat's indirect ownership of CNH Global, as well as Fiat's truck and commercial vehicles business and its industrial and marine powertrain business. Consequently, as of January 1, 2011, CNH Global became a subsidiary of Fiat Industrial. In connection with the demerger transaction, shareholders of Fiat received shares of the capital stock of Fiat Industrial. Accordingly, as of January 1, 2011 Fiat Industrial owned approximately 89% of the outstanding common shares of CNH Global through Fiat Netherlands.

        On November 25, 2012, Fiat Industrial and CNH Global announced that they entered into a definitive merger agreement to combine the businesses of Fiat Industrial and CNH Global. The terms of the definitive merger agreement provide that Fiat Industrial, which indirectly owns approximately 87% of the outstanding share capital of CNH Global, and CNH Global will each merge into a newly-formed company organized under the laws of the Netherlands ("NewCo"). The parties anticipate that the shares of NewCo will be listed on the New York Stock Exchange at the closing of the merger. NewCo will also use its reasonable best efforts to cause the NewCo shares to be admitted to listing on the Mercato Telematico Azionario managed by Borsa Italiana shortly following the closing of the merger. The merger is expected to close in the third quarter of 2013, subject to customary closing conditions including, among others, the approval of the merger by the shareholders of each of Fiat Industrial and CNH Global, customary regulatory approvals and a condition capping the exercise of withdrawal rights by Fiat Industrial shareholders and opposition rights by Fiat Industrial creditors at €325 million in the aggregate. Fiat Industrial has agreed to vote all of its CNH Global shares in favor of the merger at the applicable CNH Global shareholders' meeting.

        Effective July 1, 2012, CNH Capital LLC sold its equity interests in CNH Capital Insurance Agency, Inc. and CNH Capital Canada Insurance Agency Ltd. and entered into a five-year master services agreement allowing the buyer to use the "CNH Capital" name during that period. CNH Capital LLC received approximately $35,000 in connection with the transaction, primarily representing a prepayment on the master services agreement.

        To support CNH North America's sales of agricultural and construction equipment products, the Company offers retail financing to end-use customers and wholesale financing to CNH North America equipment dealers, which are almost entirely independently owned. Wholesale financing consists primarily of dealer floorplan financing and allows dealers the ability to maintain a representative inventory of products. In addition, the Company provides financing to dealers for equipment used in dealer-owned rental yards, parts inventory, working capital, and other financing needs. The Company provides and administers retail financing, primarily retail installment sales contracts and finance leases, to end-use customers for the purchase or lease of new and used CNH North America equipment and other agricultural and construction equipment sold through CNH North America dealers and distributors. In addition, the Company purchases equipment from dealers that is leased to retail customers under operating lease agreements. Customers also use the Company's commercial revolving account products to purchase parts, service, rentals, implements, and attachments from CNH North America dealers. The Company also finances a variety of insurance and other products for end users and dealers in conjunction with the purchase of new and used equipment. As a captive finance company, the Company is reliant on the operations of CNH North America, its customers, and end-use customers.

        The Company competes primarily with banks, finance companies, and other financial institutions. Typically, this competition is based upon financial products and services offered, customer service, financial terms and interest rates charged. The Company's long-term profitability is largely dependent on the cyclical nature of the agricultural and construction equipment industries, on prevailing interest rates and the continued support from CNH North America.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

        The Company has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include the Company and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company's subsidiaries in which the Company has a controlling financial interest and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on the Company's determination that it is the primary beneficiary of a variable interest entity ("VIE"). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

Use of Estimates in the Preparation of Financial Statements

        The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the residual values of equipment on operating leases and allowance for credit losses. Actual results could differ from those estimates.

Revenue Recognition

        Finance and interest income on retail and other notes receivables and finance leases is recorded using the effective yield method. Deferred costs on the origination of financing receivables are recognized as a reduction in finance revenue over the expected lives of the receivables using the effective yield method. Recognition of income on receivables is suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs earlier. Income accrual is resumed if the receivable becomes contractually current and collection doubts are removed. Previously suspended income is recognized at that time. The Company applies cash received on nonaccrual financing receivables to first reduce any unrecognized interest and then the recorded investment and any other fees. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        A substantial portion of the Company's interest income arises from retail sales programs offered by CNH North America on which finance charges are waived or below-market rate financing programs are offered. When the Company acquires retail installment sales contracts and finance leases subject to below-market interest rates, including waived interest rate financing, the Company is compensated by CNH North America in an amount equal to the present value of the difference between the payments at the customer rate and the payments at the market rate. This amount is initially recognized as an unearned finance charge and is recognized as interest income over the term of the retail notes and finance leases, and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        For selected wholesale receivables, CNH North America compensates the Company for the difference between market interest rates and the amount paid by the dealer. These amounts are included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        The Company is also compensated for lending funds to CNH North America. The amounts earned are included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        Income from operating leases is recognized over the term of the lease on a straight-line basis. For selected operating leases, CNH North America compensates the Company for the difference between market rental rates and the amount paid by the customer. The amounts from CNH North America recognized as rental income on operating leases were included in "Interest and other income from affiliates."

Foreign Currency Translation

        The Company's non-U.S. subsidiaries maintain their books and accounting records using local currency as the functional currency. Assets and liabilities of these non-U.S. subsidiaries are translated into U.S. dollars at period-end exchange rates, and net exchange gains or losses resulting from such translation are included in "Accumulated other comprehensive income" in the accompanying consolidated balance sheets. Income and expense accounts of these non-U.S. subsidiaries are translated at the average exchange rates for the period, and gains and losses from foreign currency transactions are included in net income in the period that they arise.

Cash and Cash Equivalents

        Cash equivalents are highly liquid investments with an original maturity of three months or less. The carrying value of cash equivalents approximates fair value because of the short maturity of these investments.

Restricted Cash

        Restricted cash includes principal and interest payments from retail notes, wholesale receivables and commercial revolving accounts receivables owned by the consolidated VIEs that are payable to the VIEs' investors, and cash pledged as a credit enhancement to the same investors. These amounts are held by depository banks in order to comply with contractual agreements.

Receivables

        Receivables are recorded at amortized cost, net of allowances for credit losses and deferred fees and costs. Periodically, the Company sells or transfers retail notes, wholesale receivables and commercial revolving accounts receivables to funding facilities or in securitization transactions. In accordance with the accounting guidance regarding transfers of financial assets and the consolidation of VIEs, the majority of the retail notes, wholesale receivables and commercial revolving accounts receivables sold in securitizations do not qualify as sales and are recorded as secured borrowings with no gains or losses recognized at the time of securitization. Receivables associated with these securitization transactions and receivables that the Company has the ability and intent to hold for the foreseeable future are classified as held for investment. The substantial majority of the Company's receivables, which include unrestricted receivables and restricted receivables for securitization investors, are classified as held for investment.

        For those receivable securitizations that qualify as sales and are off-book, the Company retains interest-only strips, servicing rights and cash reserve accounts (collectively, "retained interests"), all of which are recorded at fair value. Changes in these fair values are recorded in other accumulated comprehensive income as an unrealized gain or loss on available-for-sale securities. With regards to other-than-temporary impairments ("OTTI") of debt securities, any OTTI due to changes in the constant prepayment rate and the expected credit loss rate are included in net income. An OTTI due to a change in the discount rates would be included in "Accumulated other comprehensive income" in the accompanying consolidated balance sheets.

Allowance for Credit Losses

        The allowance for credit losses is the Company's estimate of probable losses on receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it is probable that it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables.

        The second component of the allowance for credit losses covers all receivables have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors, are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Equipment on Operating Leases

        The Company purchases leases and equipment from CNH North America dealers and other independent third parties that have leased equipment to retail customers under operating leases. The Company's investment in operating leases is based on the purchase price paid for the equipment. Income from these operating leases is recognized over the term of the lease. The equipment is depreciated on a straight-line basis over the term of the lease to the estimated residual value at lease termination, which is estimated at the inception of the lease. Realization of the residual values is dependent on the Company's future ability to re-market the equipment under then prevailing market conditions. Model changes and updates, as well as market strength and product acceptance, are monitored and adjustments are made to residual values in accordance with the significance of any such changes. Management believes that the estimated residual values are realizable. Expenditures for maintenance and repairs are the responsibility of the lessee.

        Equipment returned to the Company upon termination of leases and held for subsequent sale or lease is recorded at the lower of net book value or estimated fair value of the equipment, less cost to sell, and is not depreciated.

Goodwill and Intangible Assets

        Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired. Goodwill is deemed to have an indefinite useful life and is reviewed for impairment at least annually. During 2012 and 2011, the Company performed its annual impairment review as of December 31, and concluded that there was no impairment in either year. Other intangible assets consist of software and are being amortized on a straight-line basis over five years.

Income Taxes

        The provision for income taxes is determined using the asset and liability method. The Company recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and tax contingencies estimated to be settled with taxing authorities within one year. A deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and tax loss carryforwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on available evidence.

Derivatives

        The Company's policy is to enter into derivative transactions to manage exposures that arise in the normal course of business and not for trading or speculative purposes. The Company records derivative financial instruments in the consolidated balance sheets as either an asset or liability measured at fair value. The fair value of the Company's interest rate derivatives is based on discounting expected cash flows, using market interest rates, over the remaining term of the instrument. The fair value of the Company's foreign exchange derivatives is based on quoted market exchange rates, adjusted for the respective interest rate differentials (premiums or discounts). Changes in the fair value of derivative financial instruments are recognized in current income unless specific hedge accounting criteria are met. For derivative financial instruments designated to hedge exposure to changes in the fair value of a recognized asset or liability, the gain or loss is recognized in income in the period of change together with the offsetting loss or gain on the related hedged item. For derivative financial instruments designated to hedge exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative financial instrument's gain or loss is initially reported in accumulated other comprehensive income (loss) and is subsequently reclassified into income when the forecasted transaction affects income. The ineffective portion of the gain or loss is reported in income immediately. For derivative financial instruments that are not designated as hedges but held as economic hedges, the gain or loss is recognized immediately into income.

        For derivative financial instruments designated as hedges, the Company formally documents the hedging relationship to the hedged item and its risk management strategy for all derivatives designated as hedges. This includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities contained in the consolidated balance sheets and linking cash flow hedges to specific forecasted transactions or variability of cash flow. The Company assesses the effectiveness of the hedging instrument both at inception and on an ongoing basis. If a derivative is determined not to be highly effective as a hedge, or the underlying hedged transaction is no longer probable of occurring, or the derivative is terminated, the hedge accounting described above is discontinued and the derivative is marked to fair value and recorded in income through the remainder of its term.

New Accounting Pronouncements Adopted in Prior Years

        In June 2009, the Financial Accounting Standards Board ("FASB") issued new accounting guidance which changed the accounting for transfers of financial assets. The guidance eliminated the concept of a qualifying special purpose entity ("QSPE"), changed the requirements for derecognizing financial assets, and required additional disclosures by providing greater transparency about transfers of financial assets, including securitization transactions, and an entity's continuing involvement in and exposure to the risks related to transferred financial assets.

        In June 2009, the FASB also issued new accounting guidance which amended the accounting for VIEs. The guidance changed the criteria for determining whether the consolidation of a VIE is required from a quantitative risk and rewards model to a qualitative model, based on control and economics. The guidance also eliminated the scope exception for QSPEs, increased the frequency for reassessing consolidation of VIEs and created new disclosure requirements about an entity's involvement in a VIE.

        The Company adopted the new guidance on January 1, 2010. As a significant portion of the Company's securitization trusts and facilities were no longer exempt from consolidation as QSPEs under the guidance, the Company reassessed these VIEs under the new qualitative model and determined it was the primary beneficiary, as the Company has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company consolidated the receivables and related liabilities held by these VIEs based on their carrying amounts, with a decrease to equity as shown in the consolidated statements of changes in stockholder's equity.

        In June 2011, the FASB issued new accounting guidance on the presentation of comprehensive income in financial statements. The new guidance removed current presentation options and required entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The new reporting required by this accounting guidance has been included in these financial statements.

New Accounting Pronouncements Adopted in 2012

        On January 1 2012, the Company adopted FASB Accounting Standards Update ("ASU") No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends Accounting Standards Codification ("ASC") 820, Fair Value Measurement. This ASU requires the categorization by level for items that are required to be disclosed at fair value and information about transfers between Level 1 and Level 2 and additional disclosure for Level 3 measurements. In addition, the ASU provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. The adoption did not have a material effect on the Company's consolidated financial statements.

        In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment, which amends ASC 350, Intangibles—Goodwill and Other. This ASU gives an entity the option to first assess qualitative factors to determine if goodwill is impaired. The entity may first determine based on qualitative factors if it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. If that assessment indicates no impairment, the first and second steps of the quantitative goodwill impairment test are not required. Although the Company adopted this ASU and the adoption did not have a material effect on the Company's consolidated financial statements, the Company also performed an annual impairment review.

New Accounting Pronouncements to be Adopted

        In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which amends ASC 210, Balance Sheet. This ASU requires entities to disclose gross and net information about both instruments and transactions eligible for offset in the statement of financial position and those subject to an agreement similar to a master netting arrangement. This includes derivatives and other financial securities arrangements. The effective date is January 2013 and must be applied retrospectively. The adoption is not expected to have a material effect on the Company's consolidated financial statements.

        In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires preparers to report information about reclassifications out of accumulated other comprehensive income. For significant items reclassified out of accumulated other comprehensive income to net income in their entirety in the same reporting period, reporting (either on the face of the statement where net income is presented or in the notes) is required about the effect of the reclassifications on the respective line items in the statement where net income is presented. For items that are not reclassified to net income in their entirety in the same reporting period, a cross reference to other disclosures currently required under US GAAP (e.g., pension amounts that are included in inventory) is required in the notes. The above information must be presented in one place (parenthetically on the face of the financial statements by income statement line item or in a note). Adoption of this standard is required in the Company's 2013 consolidated financial statements and footnote disclosures and will not have a material impact.

RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RECEIVABLES
RECEIVABLES

NOTE 4: RECEIVABLES

        A summary of receivables included in the consolidated balance sheets as of March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013	December 31, 2012
Retail note receivables	$554,912	$903,644
Wholesale receivables	393,016	88,763
Finance lease receivables	60,244	62,615
Restricted receivables	10,135,996	9,573,535
Commercial revolving accounts receivables	232,964	226,039

Gross receivables	11,377,132	10,854,596
Less: allowance for credit losses	(123,024)	(122,320)

Total receivables, net	$11,254,108	$10,732,276

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors until all obligations of the SPE have been fulfilled or the receivables are removed from the SPE.

        The secured borrowings related to the restricted receivables are obligations that are payable as the receivables are collected.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of March 31, 2013 and December 31, 2012:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Retail note receivables	$6,815,091	$6,376,211	$39,051	$47,367	$5,597	$9,271
Wholesale receivables	3,303,964	3,176,410	—	—	—	—
Finance lease receivables	16,941	20,914	—	—	—	—

Total	$10,135,996	$9,573,535	$39,051	$47,367	$5,597	$9,271

        Within the U.S. retail receivables securitization programs, qualifying retail receivables are sold to limited purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs and, consequently, the Company has consolidated these retail trusts. In its role as servicer, CNH Capital has the power to direct the trusts' activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

        Three private retail transactions totaling $39,051 and $47,367 were not included in the Company's consolidated balance sheets as of March 31, 2013 and December 31, 2012, respectively.

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities which are limited-purpose, bankruptcy-remote SPEs. These trusts were determined to be VIEs and consequently, CNH Capital has consolidated these wholesale trusts. In its role as servicer, CNH Capital has the power to direct the trusts' activities. Through its retained interests, the Company provides security to investors in the event that cash collections from the receivables are not sufficient to make principal and interest payments on the securities.

Allowance for Credit Losses

        The allowance for credit losses is the Company's estimate of probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it is probable that it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables.

        The second component of the allowance for credit losses covers all receivables that have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail notes and finance lease receivables. The wholesale segment includes wholesale financing to CNH North America dealers, and the other portfolio includes the Company's commercial revolving accounts.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the three months ended March 31, 2013 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$102,560	$11,887	$7,873	$122,320
Charge-offs	(2,510)	(63)	(1,649)	(4,222)
Recoveries	795	35	849	1,679
Provision	1,988	444	1,067	3,499
Foreign currency translation and other	(215)	(22)	(15)	(252)

Ending balance	$102,618	$12,281	$8,125	$123,024

Ending balance: individually evaluated for impairment	$24,750	$9,202	$—	$33,952

Ending balance: collectively evaluated for impairment	$77,868	$3,079	$8,125	$89,072

Receivables:
Ending balance	$7,447,188	$3,696,980	$232,964	$11,377,132

Ending balance: individually evaluated for impairment	$46,190	$53,779	$—	$99,969

Ending balance: collectively evaluated for impairment	$7,400,998	$3,643,201	$232,964	$11,277,163

        Allowance for credit losses activity for the three months ended March 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(4,338)	—	(2,430)	(6,768)
Recoveries	1,856	58	763	2,677
Provision	488	(605)	739	622
Foreign currency translation and other	41	24	29	94

Ending balance	$81,280	$11,640	$10,378	$103,298

Ending balance: individually evaluated for impairment	$40,137	$9,542	$—	$49,679

Ending balance: collectively evaluated for impairment	$41,143	$2,098	$10,378	$53,619

Receivables:
Ending balance	$6,364,455	$3,505,385	$275,142	$10,144,982

Ending balance: individually evaluated for impairment	$78,896	$65,611	$—	$144,507

Ending balance: collectively evaluated for impairment	$6,285,559	$3,439,774	$275,142	$10,000,475

        Allowance for credit losses activity for the year ended December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

        Utilizing an internal credit scoring model, which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each retail customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the terms of the transaction, including the interest rate. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

        Titanium—Customers from whom the Company expects no collection or loss activity.

        Platinum—Customers from whom the Company expects minimal, if any, collection or loss activity.

        Gold, Silver, Bronze—Customers defined as those with the potential for collection or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013	December 31, 2012
Titanium	$4,115,705	$4,038,596
Platinum	2,000,792	1,994,248
Gold	1,127,473	1,124,612
Silver	181,374	185,712
Bronze	21,844	20,216

Total	$7,447,188	$7,363,384

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers the strength of the dealer's financial statements, payment history and audit performance. The Company updates its dealers' ratings and considers the ratings in the quarterly credit allowance analysis. A description of the general characteristics of the dealer's risk grades is as follows:

        Grades A and B—Includes receivables to dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

        Grade C—Includes receivables to dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

        Grade D—Includes receivables to dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013	December 31, 2012
A	$2,197,757	$1,873,495
B	1,052,448	967,849
C	253,826	245,652
D	192,949	178,177

Total	$3,696,980	$3,265,173

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due.

        The aging of receivables as of March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$12,927	$4,360	$19,566	$36,853	$6,135,927	$6,172,780	$3,583
Canada	$2,834	$410	$68	$3,312	$1,271,096	$1,274,408	$38
Wholesale
United States	$1,067	$239	$381	$1,687	$2,802,801	$2,804,488	$146
Canada	$130	$45	$287	$462	$892,030	$892,492	$75
Total
Retail	$15,761	$4,770	$19,634	$40,165	$7,407,023	$7,447,188	$3,621
Wholesale	$1,197	$284	$668	$2,149	$3,694,831	$3,696,980	$221

	December 31, 2012
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

        Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments in accordance with the terms of the contract. As of March 31, 2013 and December 31, 2012, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	March 31, 2013			December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$8,220	$8,165	$—	$5,614	$5,597	$—
Canada	$561	$560	$—	$—	$—	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$37,409	$34,781	$24,750	$42,581	$37,475	$28,266
Canada	$—	$—	$—	$—	$—	$—
Wholesale
United States	$52,259	$51,699	$8,947	$58,826	$58,329	$9,000
Canada	$1,520	$1,421	$255	$2,926	$2,846	$512
Total
Retail	$46,190	$43,506	$24,750	$48,195	$43,072	$28,266
Wholesale	$53,779	$53,120	$9,202	$61,752	$61,175	$9,512

        For the three months ended March 31, 2013 and 2012, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a four-month average) and the related interest income recognized are as follows:

	2013		2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$8,370	$71	$9,804	$201
Canada	$592	$37	$633	$19
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$38,473	$432	$62,987	$383
Canada	$—	$—	$—	$—
Wholesale
United States	$56,620	$601	$60,917	$459
Canada	$1,722	$—	$686	$—
Total
Retail	$47,435	$540	$73,424	$603
Wholesale	$58,342	$601	$61,603	$459

        Recognition of income is generally suspended when management determines that collection of future finance income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of March 31, 2013 and December 31, 2012 are as follows:

	March 31, 2013			December 31, 2012
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$18,164	$51,699	$69,863	$29,130	$58,329	$87,459
Canada	$30	$1,421	$1,451	$122	$2,846	$2,968

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        As of March 31, 2013, the Company had approximately 1,000 retail and finance lease receivable contracts in legal or bankruptcy status (i.e., a contract which is, or has been assigned to be, the subject of a lawsuit or bankruptcy proceeding), of which the pre-modification value was $27,105 and the post-modification value was $24,437. A court has determined the concession in 590 of these cases. The pre-modification value of these contracts was $10,418 and the post-modification value was $8,686. As of March 31, 2012, the Company had approximately 1,300 retail and finance lease receivable contracts in legal or bankruptcy status, of which the pre-modification value was $32,117 and the post-modification value was $29,862. A court has determined the concession in 644 of these cases. The pre-modification value of these contracts was $10,546 and the post-modification value was $9,123. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the 12 months ended March 31, 2013 and 2012.

        As of March 31, 2013, the Company had four wholesale agreements with a pre- and post-modification balance of approximately $8,772 and $3,850, respectively. As of March 31, 2012, the Company had four wholesale agreements with a pre- and post- balance of approximately $5,422 and $1,997, respectively. The wholesale TDRs that subsequently re-defaulted were immaterial for the 12 months ended March 31, 2013 and 2012.

NOTE 3: RECEIVABLES

        A summary of receivables included in the consolidated balance sheets as of December 31, 2012 and 2011 is as follows:

	2012	2011
Retail note receivables	$903,644	$731,807
Wholesale receivables	88,763	87,600
Finance lease receivables	62,615	53,391
Restricted receivables	9,573,535	8,566,514
Commercial revolving accounts receivables	226,039	82,098

Gross receivables	10,854,596	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(122,320)	(106,673)

Total receivables, net	$10,732,276	$9,386,549

        The Company provides and administers financing for retail purchases of new and used equipment sold through CNH North America's dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates on retail and other notes and finance leases vary depending on prevailing market interest rates and certain incentive programs offered by CNH North America.

        Wholesale receivables arise primarily from the financing of the sale of goods to dealers and distributors by CNH North America, and to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have interest-free periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the interest-free period, the Company is compensated by CNH North America for the difference between market interest rates and the amount paid by the dealer. After the expiration of any interest-free period, interest is charged to dealers on outstanding balances until the Company receives payment in full. The interest-free periods are determined based on the type of equipment sold and the time of year of the sale. Interest rates are set based on market factors and the prime rate or LIBOR. The Company evaluates and assesses dealers on an ongoing basis as to their creditworthiness. CNH North America may be obligated to repurchase the dealer's equipment upon cancellation or termination of the dealer's contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2012, 2011 and 2010 relating to the termination of dealer contracts.

        Maturities of retail and other notes, finance leases, wholesale receivables and commercial revolving accounts receivables as of December 31, 2012, are as follows:

2013	$5,651,523
2014	1,708,870
2015	1,452,937
2016	1,120,601
2017 and thereafter	920,665

Total receivables	$10,854,596

        It has been the Company's experience that substantial portions of retail receivables are repaid or sold before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections. Retail, finance lease and wholesale receivables have significant concentrations of credit risk in the agricultural and construction business sectors. On a geographic basis, there is not a disproportionate concentration of credit risk in any area of the United States or Canada. The Company typically retains, as collateral, a security interest in the equipment associated with retail notes and wholesale receivables.

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors until all obligations of the SPE have been fulfilled.

        The secured borrowings related to the restricted receivables are obligations that are payable as the receivables are collected.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of December 31, 2012 and 2011:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2012	2011	2012	2011	2012	2011
Retail note receivables	$6,376,211	$5,454,279	$47,367	$108,476	$9,271	$17,289
Wholesale receivables	3,176,410	2,884,516	—	—	—	—
Finance lease receivables	20,914	47,000	—	—	—	—
Commercial revolving account receivables	—	180,719	—	—	—	—

Total	$9,573,535	$8,566,514	$47,367	$108,476	$9,271	$17,289

Retail Receivables Securitizations

        Within the U.S. retail receivables securitization programs, qualifying retail receivables are sold to limited purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs and, consequently, the Company has consolidated these retail trusts. In its role as servicer, CNH Capital has the power to direct the trusts' activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

        During the years ended December 31, 2012 and 2011, the Company executed $3,848,008 and $3,193,597, respectively, in retail asset-backed transactions in the U.S. and Canada. The securities in these transactions are backed by agricultural and construction equipment retail receivable contracts and finance leases originated through CNH North America's dealer network. At December 31, 2012, $5,994,757 of asset-backed securities issued to investors were outstanding with a weighted average remaining maturity of 39 months. At December 31, 2011, $5,116,695 of asset-backed securities issued to investors were outstanding with a weighted average remaining maturity of 37 months.

        The Company also may retain all or a portion of the subordinated interests in the SPEs. No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company, although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

        The Company also has $1,702,169 in committed asset-backed facilities through which it may sell on a monthly basis retail receivables generated in the United States and Canada. The Company has utilized these facilities in the past to fund the origination of receivables and has later repurchased and resold the receivables in the term ABS markets or found alternative financing for the receivables. The Company believes that it is probable that it will continue to regularly utilize term ABS markets. The U.S. and Canadian facilities had an original funding term of two years and are renewable in September 2014 and December 2014, respectively. To the extent these facilities are not renewed, they will be repaid according to the amortization of the underlying receivables.

        Three private retail transactions totaling $47,367 and $108,476 as of December 31, 2012 and 2011, respectively, were not included in the Company's consolidated balance sheet.

Wholesale Receivables Securitizations

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities which are limited-purpose, bankruptcy-remote SPEs. As of December 31, 2012, debt issued through the U.S. master trust facility consists of four facilities renewable at the discretion of the investors; $200 million renewable March 2013, $900 million renewable April 2013, $250 million renewable July 2013, and $200 million senior and related subordinate renewable November 2013.

        Debt issued through the Canadian master trust facility consists of a C$586 million ($588 million) facility renewable December 2014 at the discretion of the investor.

        These trusts were determined to be VIEs and consequently, CNH Capital has consolidated these wholesale trusts. The Company's involvement with the securitization trusts includes servicing the wholesale receivables, retaining an undivided interest ("seller's interest") in the receivables and holding cash reserve accounts. The seller's interest in the trusts represent the Company's undivided interest in the receivables transferred to the trust. CNH Capital maintains cash reserve accounts at predetermined amounts to provide security to investors in the event that cash collections from the receivables are not sufficient to make principal and interest payments on the securities. The investors and the securitization trusts have no recourse beyond CNH Capital's retained interests for failure of debtors to pay when due. CNH Capital's retained interests are subordinate to investors' interests.

        Each of the facilities contains minimum payment rate thresholds which, if breached, could preclude the Company from selling additional receivables originated on a prospective basis and could force an early amortization of the debt.

Commercial Revolving Account Securitizations

        The Company, through a trust, securitized originated commercial revolving account receivables. The committed asset-backed facility had an original two-year term which expired October 15, 2012, at which point all debt was paid in full.

Allowance for Credit Losses

        The allowance for credit losses is the Company's estimate of probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it is probable that it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables.

        The second component of the allowance for credit losses covers all receivables that have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail notes and finance lease receivables. The wholesale segment includes wholesale financing to CNH North America dealers, and the other portfolio includes the Company's commercial revolving accounts.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the year December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

        A comparative analysis for allowance for credit losses activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Allowance for credit losses:
Beginning balance	$106,673	$118,730	$73,181
Cumulative effect from change in accounting for consolidation of certain VIE's	—	—	59,090

Adjusted beginning balance	106,673	118,730	132,271
Charge-offs	(38,001)	(53,153)	(94,201)
Recoveries	8,794	9,728	8,066
Provision	44,578	32,853	76,394
Foreign currency translation and other	276	(1,485)	(3,800)

Ending balance	$122,320	$106,673	$118,730

        Utilizing an internal credit scoring model, which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each retail customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the interest rate on the transaction. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

  Titanium—Customers from whom the Company expects no collection or loss activity.

  Platinum—Customers from whom the Company expects minimal, if any, collection or loss activity.

  Gold, Silver, Bronze—Customers defined as those with the potential for collection or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of December 31, 2012 and 2011 is as follows:

	2012	2011
Titanium	$4,038,596	$3,195,785
Platinum	1,994,248	1,837,604
Gold	1,124,612	999,950
Silver	185,712	197,108
Bronze	20,216	27,842

Total	$7,363,384	$6,258,289

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers the strength of the dealer's financial statements, payment history and audit performance. The Company updates its dealers' ratings and considers the ratings in the quarterly credit allowance analysis. A description of the general characteristics of the dealer's risk grades is as follows:

  Grades A and B—Includes receivables to dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

  Grade C—Includes receivables to dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

  Grade D—Includes receivables to dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of December 31, 2012 and 2011 is as follows:

	2012	2011
A	$1,873,495	$1,662,920
B	967,849	897,914
C	245,652	287,793
D	178,177	123,489

Total	$3,265,173	$2,972,116

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. The aging of receivables as of December 31, 2012 and 2011 is as follows:

	2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

        Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments as per the terms of the contract. As of December 31, 2012 and 2011, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$5,614	$5,597	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$42,581	$37,475	$28,266	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$58,826	$58,329	$9,000	$55,167	$53,168	$9,690
Canada	$2,926	$2,846	$512	$1,277	$1,247	$411
Total
Retail	$48,195	$43,072	$28,266	$73,920	$68,459	$42,879
Wholesale	$61,752	$61,175	$9,512	$56,444	$54,415	$10,101

        For the years ended December 31, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a thirteen-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,671	$88	$2,741	$390
Canada	$—	$—	$355	$9
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$51,751	$2,765	$81,927	$4,261
Canada	$—	$—	$71	$9
Wholesale
United States	$66,418	$2,301	$64,061	$2,226
Canada	$5,810	$278	$4,173	$153
Total
Retail	$56,422	$2,853	$85,094	$4,669
Wholesale	$72,228	$2,579	$68,234	$2,379

        Recognition of income is generally suspended when management determines that collection of future finance income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of December 31, 2012 and 2011 are as follows:

	2012			2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$29,130	$58,329	$87,459	$54,798	$53,168	$107,966
Canada	$122	$2,846	$2,968	$676	$1,247	$1,923

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment periods and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        As of December 31, 2012, the Company has approximately 1,100 retail and finance lease receivable contracts, of which the pre-modification value was $40,364 and the post-modification value was $37,850. A court has determined the concession in 609 of these cases. The pre-modification value of these contracts was $11,276 and the post-modification value was $9,521. As of December 31, 2011, the Company had approximately 2,500 retail and finance lease receivable contracts of which the pre-modification value was $82,700 and the post-modification value was $53,300. A court has yet to determine the concessions in some of the outstanding cases that will be granted, if any. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous 12 months ended December 31, 2012 and 2011.

        As of December 31, 2012, the Company has four wholesale agreements with a pre- and post-modification balance of approximately $3,379 and $1,529, respectively. As of December 31, 2011, the Company restructured five wholesale agreements with a pre- and post- balance of approximately $15,000. The wholesale TDRs that subsequently re-defaulted were immaterial for the years ended December 31, 2012 and 2011.

Managed Receivables

        Historical loss and delinquency amounts for the Company's managed receivables for 2012 and 2011 are as follows:

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
2012
Type of receivable:
Retail and other notes and finance leases	$7,636,790	$53,245	$27,834
Wholesale	3,265,173	2,201	1,545

Total managed receivables	$10,901,963	$55,446	$29,379

Comprised of receivables:
Held in portfolio	$10,854,596
Sold	47,367

Total managed receivables	$10,901,963

2011
Type of receivable:
Retail and other notes and finance leases	$6,629,582	$71,683	$31,993
Wholesale	2,972,116	4,375	12,166

Total managed receivables	$9,601,698	$76,058	$44,159

Comprised of receivables:
Held in portfolio	$9,493,222
Sold	108,476

Total managed receivables	$9,601,698

EQUIPMENT ON OPERATING LEASES	12 Months Ended
Dec. 31, 2012
EQUIPMENT ON OPERATING LEASES
EQUIPMENT ON OPERATING LEASES

NOTE 4: EQUIPMENT ON OPERATING LEASES

        A summary of equipment on operating leases as of December 31, 2012 and 2011 is as follows:

	2012	2011
Equipment on operating leases	$931,536	$830,607
Less:
Residual reserve	—	(599)
Accumulated depreciation	(177,165)	(182,391)

Equipment on operating leases, net	$754,371	$647,617

        Depreciation expense totaled $107,836, $110,314 and $117,848 for the years ended December 31, 2012, 2011 and 2010, respectively.

        Lease payments owed to the Company for equipment under non-cancelable operating leases as of December 31, 2012 are as follows:

2013	$97,177
2014	58,575
2015	23,712
2016	8,818
2017 and thereafter	1,815

Total lease payments	$190,097

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE 5: GOODWILL AND INTANGIBLE ASSETS

        Changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
Balance, beginning of year	$116,830	$117,651
Foreign currency translation adjustment	866	(821)

Balance, end of year	$117,696	$116,830

        Goodwill is tested for impairment at least annually. During 2012 and 2011, the Company performed its annual impairment review as of December 31 and concluded that there were no impairments in either year. The Company has no accumulated impairment losses at December 31, 2012.

        As of December 31, 2012 and 2011, the Company's intangible asset and related accumulated amortization for its software is as follows:

	2012	2011
Software	$26,375	$24,076
Accumulated amortization	(21,846)	(20,817)

Software, net	$4,529	$3,259

        The Company recorded amortization expense of $1,010, $1,106 and $1,273 during 2012, 2011 and 2010, respectively.

        Based on the current amount of software subject to amortization, the estimated annual amortization expense for each of the succeeding five years is as follows: $927 in 2013; $602 in 2014; $417 in 2015; $268 in 2016; and $107 in 2017.

OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS
OTHER ASSETS

NOTE 6: OTHER ASSETS

        The components of other assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred debt issuance costs	$39,539	$33,647
Tax receivables	6,301	71,217
Prepaid assets	5,743	7,440
Derivative assets	2,803	3,598
Property and equipment, net	150	167
Other current assets	18,722	26,038

Total other assets	$73,258	$142,107

CREDIT FACILITIES AND DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
CREDIT FACILITIES AND DEBT
CREDIT FACILITIES AND DEBT

NOTE 5: DEBT

        On February 21, 2013, the Company, through a bankruptcy-remote trust, issued $1,252,282 of amortizing, asset-backed notes secured by U.S. retail loan contracts.

        On March 22, 2013, the Company renewed a $200,000 U.S. wholesale committed asset-backed facility, with a maturity date of March 22, 2014.

NOTE 7: CREDIT FACILITIES AND DEBT

        Lenders of committed credit facilities have the obligation to make advances up to the facility amount. These facilities generally provide for facility fees on the total commitment, whether used or unused.

        The following table summarizes the Company's debt and credit facilities, borrowings thereunder and availability at December 31, 2012:

	2012
	Maturity(1)	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2014	$1,200,000	$—	$91,598	$274,149	$834,253
Retail—Canada	Dec 2014	502,169	—	65,642	257,658	178,869
Wholesale VFN—U.S.	Various 2013	1,550,000	1,550,000	—	—	—
Wholesale VFN—Canada	Dec 2014	588,291	548,716	—	—	39,576
Leases—U.S.	(2)	100,000	—	14,913	83,286	1,800

Subtotal		3,940,460	2,098,716	172,153	615,093	1,054,498
Secured Debt
Amortizing retail term ABS—N.A.	Various	5,924,946	—	1,810,103	4,114,843	—
Other ABS financing—N.A.	Various	340,880	—	149,265	191,615	—

Subtotal		6,265,826	—	1,959,368	4,306,458	—
Unsecured Facilities
Revolving credit facilities	Various	350,000	—	—	—	350,000

Unsecured Debt
Notes	Various	1,250,000	—	—	1,250,000	—
Term loan	2016	150,000	—	—	150,000	—

Subtotal		1,400,000	—	—	1,400,000	—

Total credit facilities and debt		$11,956,286	$2,098,716	$2,131,521	$6,321,551	$1,404,498

(1)
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

(2)
Advances under the credit facility end December 2013; however, the maturities of the debt are due as the underlying leases are collected, which extend beyond 2013.

        A summary of the minimum annual repayments of long-term debt as of December 31, 2012, for 2014 and thereafter is as follows:

2014	$2,224,556
2015	2,225,929
2016	1,608,138
2017	222,368
2018 and thereafter	40,560

Total	$6,321,551

        The following table summarizes the Company's credit facilities, borrowings thereunder and availability at December 31, 2011:

	2011
	Maturity*	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2013	$1,200,000	$—	$91,640	$277,760	$830,600
Retail—Canada	Dec 2012	293,734	—	153,262	—	140,472
Commercial revolving accounts	Oct 2012	200,000	166,800	—	—	33,200
Wholesale VFN—U.S.	Various	1,150,000	1,150,000	—	—	—
Wholesale VFN—Canada	Dec 2012	573,516	488,010	—	—	85,506

Subtotal		3,417,250	1,804,810	244,902	277,760	1,089,778
Secured Debt
Wholesale term—U.S.	Various	803,250	—	803,250	—	—
Amortizing retail term ABS—N.A.	Various	5,013,006	—	1,730,937	3,282,069	—
Other ABS financing—N.A.	Various	590,080	—	212,136	377,944	—

Subtotal		6,406,336	—	2,746,323	3,660,013	—
Unsecured Facility
Revolving credit facility	2016	100,000	—	—	—	100,000
Unsecured Debt
Notes	2016	500,000	—	—	500,000	—
Term loan	2016	150,000	—	—	150,000	—

Subtotal		650,000	—	—	650,000	—

Total credit facilities and debt		$10,573,586	$1,804,810	$2,991,225	$4,587,773	$1,189,778

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

Committed Asset-Backed Facilities

        The Company has access to asset-backed facilities through which it may sell retail receivables. The Company utilizes these facilities to fund the origination of receivables and, per the terms of these facilities, have later repurchased the receivables and either resold the receivables in the term ABS markets or utilize alternative financing for the receivables. Under these facilities, the maximum amount of proceeds that can be accessed at one time is $1,702,169. In addition, if the receivables sold are not repurchased by the Company, the related debt is paid only as the underlying receivables are collected. Such receivables have maturities not exceeding seven years. The Company believes that it is probable that a majority of these receivables will be repurchased and resold in the term ABS markets. Borrowings against these facilities accrue interest at prevailing money market rates plus program fees.

        The Company finances its wholesale receivable portfolios with the issuance of Variable Funding Notes ("VFN") which are privately subscribed by certain banks or conduits. These notes accrue interest at prevailing money market rates plus program fees.

        The Company has access to an asset-backed facility to finance its operating leases. Borrowings against this facility accrue interest at prevailing money market rates plus a program fee.

Secured Debt

        Borrowings under secured debt bear interest at either floating rates of LIBOR plus an applicable margin or fixed rates.

Unsecured Facilities and Debt

        In July 2011, the Company closed a $250,000, five-year, unsecured committed credit facility. The facility includes a $150,000 term loan which thereafter was fully drawn with a five-year tenor, and a $100,000 revolving credit facility that has remained fully available.

        In November 2011, the Company issued $500,000 of debt securities at an annual fixed rate of 6.25% due 2016. The notes, which are senior unsecured obligations of CNH Capital LLC, are guaranteed by CNH Capital America and New Holland Credit.

        In April 2012, the Company entered into a $250,000, three-year, unsecured revolving credit facility, which has remained undrawn.

        In October 2012, the Company issued $750,000 of debt securities at an annual fixed rate of 3.875% due 2015. The notes, which are senior unsecured obligations of CNH Capital LLC, are guaranteed by CNH Capital America and New Holland Credit.

Covenants

        The credit agreements governing the Company's unsecured facilities and the indentures governing the Company's unsecured debt (as the case may be), among other things, limit the ability of the Company and certain of its subsidiaries to incur additional debt, make certain investments, enter into certain types of transactions with affiliates, use assets as security in other transactions, enter into certain sale and leaseback transactions and/or sell certain assets or merge with or into other companies. In addition, the Company is required to maintain certain coverage levels for leverage and EBITDA.

Interest Rates

        The weighted-average interest rate on total short-term debt outstanding at December 31, 2012 and 2011 was 1.2% and 1.7%, respectively. The weighted-average interest rate on total long-term debt outstanding (including current maturities of long-term debt) at December 31, 2012 and 2011 was 1.9% and 2.2%, respectively. The average rate is calculated using the actual rates at December 31, 2012 and 2011, weighted by the amount of outstanding borrowings of each debt instrument.

Support Agreement

        CNH Capital LLC and CNH Global entered into a support agreement, dated November 4, 2011, pursuant to which CNH Global has agreed to, among other things, (a) make cash capital contributions to CNH Capital LLC, to the extent that such payments are necessary to cause the ratio of (i) net earnings available for fixed charges to (ii) fixed charges of CNH Capital LLC and its subsidiaries to be not less than 1.05 for each fiscal quarter of CNH Capital LLC (with such ratio determined, on a consolidated basis and in accordance with U.S. GAAP, for such fiscal quarter and the immediately preceding three fiscal quarters taken as a whole), (b) generally maintain an ownership of at least fifty-one percent (51%) of the capital stock of CNH Capital LLC having voting power for the election of directors or managers and (c) cause CNH Capital LLC to have, as of the end of any fiscal quarter, a consolidated tangible net worth of at least $50 million. CNH Global is required to cure, directly or indirectly, any deficiency in the ratio of net earnings available for fixed charges to fixed charges or in the consolidated tangible net worth not later than 90 days following the end of the fiscal quarter in which the deficiency occurred. This support agreement is not intended to be and is not a guarantee by CNH Global of any indebtedness or other obligation of CNH Capital LLC. The obligations of CNH Global to CNH Capital LLC pursuant to this support agreement are to CNH Capital LLC only and do not run to, and are not enforceable directly by, any creditor of CNH Capital LLC. No payment by CNH Global was required under this support agreement since its inception.

INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
INCOME TAXES
INCOME TAXES

NOTE 6: INCOME TAXES

        The effective tax rates for the three months ended March 31, 2013 and 2012 were 31.8% and 34.9%, respectively. The lower rate in 2013 was primarily due to the retroactive reinstatement of the exception to U.S. taxation of active financing income as a result of the American Taxpayer Relief Act for approximately $2,671 and changes in the geographic mix of income earned within the U.S.

        The Company's provision for income taxes is based on an estimated tax rate for the year applied to the year-to-date federal, state and foreign income. The 2013 estimated annual tax rate is expected to be lower than the U.S. federal corporate income tax rate of 35% primarily due to profits in tax jurisdictions with lower rates, in addition to favorable changes in certain state income tax legislation. The President of the United States signed the American Taxpayer Relief Act of 2012 on January 2, 2013. As a result, the tax impact of this legislation was taken into account in the quarter in which the legislation was enacted by Congress and signed into law by the President. The Company reflected the tax benefit of this legislation in its financial statements for the first quarter of 2013 by reducing U.S. tax on the active financing income by approximately $2,671.

NOTE 8: INCOME TAXES

        The income and expenses of the Company and certain of its domestic subsidiaries are included in the consolidated income tax return of Case New Holland Inc., a wholly owned subsidiary of CNH, and parent of CNH America. The Company's Canadian subsidiaries file separate income tax returns, as do certain domestic subsidiaries. The Company and certain of its domestic subsidiaries are LLCs and, as a result, incur no income tax liability on a stand-alone basis for tax purposes. However, for financial reporting, all tax accounts have been disclosed and the income tax expense is reflective for all of the companies included in the consolidated financial statements.

        The sources of income before taxes for the years ended December 31, 2012, 2011, and 2010 are as follows, with foreign defined as any income earned outside the United States:

	2012	2011	2010
Domestic	$248,461	$243,365	$171,164
Foreign	81,232	76,222	76,383

Income before taxes	$329,693	$319,587	$247,547

        The provision for income taxes for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Current income tax expense:
Domestic	$80,255	$40,866	$31,395
Foreign	22,600	18,432	4,907

Total current income tax expense	102,855	59,298	36,302

Deferred income tax expense (benefit):
Domestic	15,848	55,790	39,490
Foreign	(2,591)	2,965	9,275

Total deferred income tax expense	13,257	58,755	48,765

Total tax provision	$116,112	$118,053	$85,067

        A reconciliation of CNH's statutory and effective income tax rate for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Tax provision at statutory rate	35.0%	35.0%	35.0%
State and foreign taxes	0.3	1.8	3.5
Tax contingencies	(0.3)	0.5	(4.0)
Tax credits and incentives	(0.3)	(0.2)	(0.2)
Tax rate and legislative changes	0.7	—	(0.1)
Other	(0.2)	(0.2)	0.2

Total tax provision effective rate	35.2%	36.9%	34.4%

        The components of net deferred tax assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Pension, postretirement and post employment benefits	$3,375	$4,066
Marketing and sales incentive programs	56,878	53,969
Allowance for credit losses	43,166	36,349
Other accrued liabilities	23,781	32,028
Tax loss and tax credit carry forwards	8,480	8,753

Total deferred tax assets	$135,680	$135,165
Deferred tax liability:
Equipment on operating lease	$183,574	$167,971

Net deferred tax liability, net(1)	$(47,894)	$(32,806)

(1)
The net deferred tax liability in 2012 and 2011 is included in "Accounts payable and other accrued liabilities" in the accompanying consolidated balance sheets.

        Deferred taxes are provided to reflect timing differences between the financial and tax basis of assets and liabilities and tax carryforwards using currently enacted tax rates and laws. Management believes it is more likely than not the benefit of the deferred tax assets will be realized.

        A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2012	2011	2010
Balance, beginning of year	$6,907	$4,848	$15,385
Additions based on tax positions related to the current year	—	2,239	—
Reductions for tax positions of prior years	(119)	(180)	(8,276)
Settlements	(958)	—	(2,261)

Balance, end of year	$5,830	$6,907	$4,848

        The total amount of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate is $1,200.

        The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. During the years ended December 31, 2012, 2011, and 2010, the Company recognized approximately ($527), $352, and ($17,580), respectively, in interest and penalties. The Company had approximately $2,793, $3,233, and $3,271 for the expected future payment of interest and penalties accrued at December 31, 2012, 2011, and 2010, respectively.

        The Company is currently under various income tax examinations by taxing authorities for years 2003 through 2006 that are anticipated to be completed by the end of 2013. As of December 31, 2012, certain taxing authorities have proposed adjustments to the Company's transfer pricing/management service fee positions. The Company anticipates that it is reasonably possible to reach a settlement with the competent authority by the end of 2013 that may result in a tax deficiency assessment for which there should be correlative relief under the competent authority. The potential tax deficiency assessments could have an effect on the Company's 2013 annual cash flows in the range of $3,000 to $4,000. The Company has provided for the unrecognized tax benefits and related competent authority recovery according to current guidance.

        The Company has not provided deferred taxes on $320,000 of undistributed earnings of non-U.S. subsidiaries at December 31, 2012, as the Company's intention continues to be to indefinitely reinvest these earnings in the non-U.S. operations.

        The President of the United States signed the American Taxpayer Relief Act of 2012 on January 2, 2013. As a result, the tax impact of this legislation is taken into account in the quarter in which the legislation is enacted by Congress and signed into law by the President. The Company will reflect the tax impact of this legislation in the first quarter of 2013 financial statements. Therefore, for 2012, the active financing income detriment of approximately $2,671 was included in December 2012 amounts. In the first quarter of 2013, the reduction of the active financing income will be made for approximately $2,671.

FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 7: FINANCIAL INSTRUMENTS

        The Company may elect to measure many financial instruments and certain other items at fair value. This fair value option must be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment or when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

        U.S. GAAP specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's internally-developed market assumptions. These two types of inputs have created the following fair-value hierarchy:

  Level 1—Quoted prices for identical instruments in active markets.

  Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

  Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        This hierarchy requires the use of observable market data when available.

Determination of Fair Value

        When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.

        If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

        The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models and the key inputs to those models, as well as any significant assumptions.

Derivatives

        The Company utilizes derivative instruments to mitigate its exposure to interest rate and foreign currency exposures. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. The Company does not hold or issue derivative or other financial instruments for speculative purposes. The credit risk for the interest rate hedges is reduced through diversification among counterparties, utilizing mandatory termination clauses and/or collateral support agreements. Derivative instruments are generally classified in Level 2 or 3 of the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the consolidated statements of cash flows.

Interest Rate Derivatives

        The Company has entered into interest rate derivatives in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated in cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to debt and anticipated issuance of fixed-rate debt in future periods. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which the Company recognizes interest expense on the related debt. Ineffectiveness recognized related to these hedging relationships was not significant for the three months ended March 31, 2013 and 2012. These amounts are recorded in "Other expenses" in the consolidated statements of income. The maximum length of time over which the Company is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 49 months. The after-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months are approximately $3,613.

        The Company also enters into offsetting interest rate derivatives with substantially similar economic terms that are not designated as hedging instruments to mitigate interest rate risk related to the Company's committed asset-backed facilities. These facilities require the Company to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, the Company enters into a compensating position. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income and were insignificant for the three months ended March 31, 2013 and 2012.

        Most of the Company's interest rate derivatives are considered Level 2. The fair market value of these derivatives is calculated using market data input for forecasted benchmark interest rates and can be compared to actively traded derivatives. The future notional amount of some of the Company's interest rate derivatives is not known in advance. These derivatives are considered Level 3 derivatives. The fair market value of these derivatives is calculated using market data input and a forecasted future notional balance. The total notional amount of the Company's interest rate derivatives was approximately $2,497,777 and $1,926,633 at March 31, 2013 and December 31, 2012, respectively. The four-month average notional amounts as of March 31, 2013 and 2012 were $2,415,146 and $2,576,859, respectively.

Foreign Exchange Contracts

        The Company uses forward contracts to hedge certain assets and liabilities denominated in foreign currencies. Such derivatives are considered economic hedges and are not designated as hedging instruments. The changes in the fair value of these instruments are recognized directly as income in "Other expenses" and are expected to offset the foreign exchange gains or losses on the exposures being managed.

        All of the Company's foreign exchange derivatives are considered Level 2 as the fair value is calculated using market data input and can be compared to actively traded derivatives.

Financial Statement Impact of the Company's Derivatives

        The fair values of the Company's derivatives as of March 31, 2013 and December 31, 2012 in the consolidated balance sheets are recorded as follows:

	March 31, 2013	December 31, 2012
Derivatives Designated as Hedging Instruments:
Accounts payable and other accrued liabilities:
Interest rate derivatives	$229	$—
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$3,720	$2,788
Foreign exchange contracts	—	15

Total	$3,720	$2,803

Accounts payable and other accrued liabilities:
Interest rate derivatives	$3,720	$2,744
Foreign exchange contracts	—	20

Total	$3,720	$2,764

        The location on the consolidated statements of income and impact of the Company's derivatives for the three months ended March 31, 2013 and 2012 are as follows:

	2013	2012
Cash Flow Hedges
Losses recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$(220)	$(310)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(1,556)	(1,991)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	—	26
Not Designated as Hedges
Interest rate derivatives—Other expenses	$69	$(47)

Items Measured at Fair Value on a Recurring Basis

        The following tables present for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring basis at March 31, 2013 and December 31, 2012:

	Level 2		Level 3		Total
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Assets
Interest rate derivatives	$3,720	$2,788	$—	$—	$3,720	$2,788
Foreign exchange contracts	—	15	—	—	—	15
Retained interests	—	—	5,597	9,271	5,597	9,271

Total assets	$3,720	$2,803	$5,597	$9,271	$9,317	$12,074

Liabilities
Interest rate derivatives	$3,949	$2,744	$—	$—	$3,949	$2,744
Foreign exchange contracts	—	20	—	—	—	20

Total liabilities	$3,949	$2,764	$—	$—	$3,949	$2,764

        There were no transfers between Level 1, Level 2 and Level 3 hierarchy levels during the periods presented.

        The following table presents the changes in the Level 3 fair-value category for the three months ended March 31, 2013 and 2012:

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2012	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	693	65
Included in other comprehensive income (loss)	281	(80)
Settlements	(5,240)	—

Balance at March 31, 2012	$13,023	$—

Balance at January 1, 2013	$9,271	$—
Total gains or losses (realized/unrealized):
Included in earnings	105	—
Included in other comprehensive income (loss)	(426)	—
Settlements	(3,353)	—

Balance at March 31, 2013	$5,597	$—

Fair Value of Other Financial Instruments

        The carrying amount of cash and cash equivalents, restricted cash, floating-rate affiliated accounts and notes receivable, floating-rate short-term debt, interest payable, short-term affiliated debt and floating-rate long-term debt was assumed to approximate its fair value. Under the fair value hierarchy, cash and cash equivalents and restricted cash are classified as Level 1 and the remainder of the financial instruments listed are measured as Level 2.

Financial Instruments Not Carried at Fair Value

        The carrying amount and estimated fair value of assets and liabilities considered financial instruments as of March 31, 2013 and December 31, 2012 are as follows:

	March 31, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$11,254,108	$11,330,725	$10,732,276	$11,074,646
Long-term debt	$6,417,642	$6,583,502	$6,321,551	$6,451,544
    *
    Under the fair value hierarchy, all measurements are Level 2.

Financial Assets

        The fair value of receivables was determined by discounting the estimated future payments using a discount rate which includes an estimate for credit risk.

Financial Liabilities

        The fair values of fixed-rate affiliated and fixed-rate long-term debt were based on current market quotes for identical or similar borrowings and credit risk.

NOTE 9: FINANCIAL INSTRUMENTS

        The Company may elect to measure many financial instruments and certain other items at fair value. This fair value option must be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment or when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

        U.S. GAAP specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's internally-developed market assumptions. These two types of inputs have created the following fair-value hierarchy:

  Level 1—Quoted prices for identical instruments in active markets.

  Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

  Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        This hierarchy requires the use of observable market data when available.

Determination of Fair Value

        When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.

        If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

        The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models and the key inputs to those models, as well as any significant assumptions.

Derivatives

        The Company utilizes derivative instruments to mitigate its exposure to interest rate and foreign currency exposures. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. The Company does not hold or issue derivative or other financial instruments for speculative purposes. The credit risk for the interest rate hedges is reduced through diversification among counterparties, utilizing mandatory termination clauses and/or collateral support agreements. Derivative instruments are generally classified in Level 2 or 3 of the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the consolidated statements of cash flows.

Interest Rate Derivatives

        The Company has entered into interest rate derivatives in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated in cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to the current short-term debt and anticipated issuance of fixed-rate debt in future periods. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which the Company recognizes interest expense on the related debt. Ineffectiveness recognized related to these hedging relationships was not significant for the years ended December 31, 2012, 2011 and 2010. These amounts are recorded in "Other expenses" in the consolidated statements of income. The maximum length of time over which the Company is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 52 months. The after-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months are approximately $3,786.

        The Company also enters into offsetting interest rate derivatives with substantially similar economic terms that are not designated as hedging instruments to mitigate interest rate risk related to the Company's committed asset-backed facilities. These facilities require the Company to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, the Company enters into a compensating position. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income and were insignificant for the years ended December 31, 2012, 2011 and 2010.

        Most of the Company's interest rate derivatives are considered Level 2. The fair market value of these derivatives is calculated using market data input for forecasted benchmark interest rates and can be compared to actively traded derivatives. The future notional amount of some of the Company's interest rate derivatives is not known in advance. These derivatives are considered Level 3 derivatives. The fair market value of these derivatives is calculated using market data input and a forecasted future notional balance. The total notional amount of the Company's interest rate derivatives was approximately $1,926,633 and $1,602,710 at December 31, 2012 and 2011, respectively. The thirteen-month average notional amounts as of December 31, 2012 and 2011 were $3,166,466 and $3,901,033, respectively.

Foreign Exchange Contracts

        The Company uses forwards to hedge certain assets and liabilities denominated in foreign currencies. Such derivatives are considered economic hedges and are not designated as hedging instruments. The changes in the fair value of these instruments are recognized directly as income in "Other expenses" and are expected to offset the foreign exchange gains or losses on the exposures being managed.

        All of the Company's foreign exchange derivatives are considered Level 2 as the fair value is calculated using market data input and can be compared to actively traded derivatives.

Financial Statement Impact of the Company's Derivatives

        The fair values of the Company's derivatives as of December 31, 2012 and 2011 in the consolidated balance sheets are recorded as follows:

	2012	2011
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$—	$80
Accounts payable and other accrued liabilities:
Interest rate derivatives	$—	$19
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$2,788	$3,518
Foreign exchange contracts	15	—

Total	$2,803	$3,518

Accounts payable and other accrued liabilities:
Interest rate derivatives	$2,744	$3,585
Foreign exchange contracts	20	—

Total	$2,764	$3,585

        The location on the consolidated statements of income and impact of the Company's derivatives for the year ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Fair Value Hedges
Interest rate derivatives—Other expenses	$—	$—	$(3,499)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$(254)	$(19,818)	$(26,268)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(6,971)	(17,191)	(33,925)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	20	(278)	(552)
Not Designated as Hedges
Interest rate derivatives—Other expenses	$(53)	$(751)	$—
Foreign exchange contracts—Other expenses	5	—	—

Retained Interests

        For transactions that are considered sales and are off-book, the Company carries retained interests at estimated fair value, which is determined by discounting the projected cash flows over the expected life of the assets sold in connection with such transactions using prepayment, default, loss and interest rate assumptions. The Company recognizes declines in the value of its retained interests, and resulting charges to income or equity, when the fair value is less than the carrying value. The portion of the decline, from discount rates exceeding those in the initial transaction is charged to equity. All other credit-related declines are charged to income. Retained interests in securitized assets are classified in Level 3 of the fair value hierarchy. Assumptions used to determine fair values of retained interests are based on internal evaluations that include constant prepayment rates, annual credit loss rates and discount rates. Although the Company believes its methodology is reasonable, actual results could differ from its expectations. As of December 31, 2012 and 2011, retained interests in securitized assets are $9,271 and $17,289, respectively.

Items Measured at Fair Value on a Recurring Basis

        The following tables present for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	Level 2		Level 3		Total
	2012	2011	2012	2011	2012	2011
Assets
Interest rate derivatives	$2,788	$3,438	$—	$160	$2,788	$3,598
Foreign exchange contracts	15	—	—	—	15	—
Retained interests	—	—	9,271	17,289	9,271	17,289

Total assets	$2,803	$3,438	$9,271	$17,449	$12,074	$20,887

Liabilities
Interest rate derivatives	$2,744	$3,459	$—	$145	$2,744	$3,604
Foreign exchange contracts	20	—	—	—	20	—

Total liabilities	$2,764	$3,459	$—	$145	$2,764	$3,604

        There were no transfers between Level 1, Level 2 and Level 3 hierarchy levels.

        The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2012, 2011 and 2010:

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2010	$968,371	$(1,645)
Total gains or losses (realized/unrealized):
Impact from accounting change	(475,302)	(24,316)
Impact from accounting change—collateralized wholesale receivables	(394,037)	—
Included in earnings	1,130	20,586
Included in other comprehensive income (loss)	5,706	—
Settlements	(67,954)	—

Balance at January 1, 2011	$37,914	$(5,375)
Total gains or losses (realized/unrealized):
Included in earnings	299	5,390
Included in other comprehensive income (loss)	1,183	—
Settlements	(22,107)	—

Balance at December 31, 2011	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	1,005	65
Included in other comprehensive income (loss)	1,635	(80)
Settlements	(10,658)	—

Balance at December 31, 2012	$9,271	$—

Fair Value of Other Financial Instruments

        The carrying amount of cash and cash equivalents, restricted cash, floating-rate affiliated accounts and notes receivable, floating-rate short-term debt, interest payable, floating-rate affiliated debt and floating-rate long-term debt was assumed to approximate its fair value.

Financial Instruments Not Carried at Fair Value

        The carrying amount and estimated fair value of assets and liabilities considered financial instruments as of December 31, 2012 and 2011 are as follows:

	2012		2011
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$10,732,276	$11,074,646	$9,386,549	$9,710,124
Affiliated debt	$864,032	$864,032	$819,270	$823,028
Long-term debt	$6,321,551	$6,451,544	$4,587,773	$4,648,139
*
Under the fair value hierarchy, all measurements are Level 2.

Financial Assets

        The fair value of receivables was generally determined by discounting the estimated future payments using a discount rate which includes an estimate for credit risk.

Financial Liabilities

        The fair values of fixed-rate affiliated and fixed-rate long-term debt were based on current market quotes for identical or similar borrowings and credit risk.

ACCUMULATED OTHER COMPREHENSIVE INCOME	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 3: ACCUMULATED OTHER COMPREHENSIVE INCOME

        AOCI is comprised of net income and other adjustments, including foreign currency translation adjustments, pension plan adjustments, changes in fair value of the retained interests in the off-book retail transactions and changes in the fair value of certain derivative financial instruments qualifying as cash flow hedges. The Company does not provide income taxes on currency translation adjustments ("CTA"), as the historical earnings from the Company's foreign subsidiaries are considered to be permanently reinvested. If current year earnings are repatriated, the amount to be repatriated is determined in U.S. dollars and converted to the equivalent amount of foreign currency at the time of repatriation; therefore, the repatriation of current year earnings will not have an impact on the CTA component of the Company's AOCI balance.

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the three months ended March 31, 2013:

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$58,920	$(8,834)	$3,012	$(13,219)	$39,879
Tax asset (liability)	—	3,286	(1,136)	4,619	6,769

Beginning balance, net of tax	58,920	(5,548)	1,876	(8,600)	46,648
Other comprehensive income before reclassifications	(13,751)	—	(426)	(220)	(14,397)
Amounts reclassified from accumulated other comprehensive income	—	177	(941)	1,556	792
Tax effects	—	(64)	516	(494)	(42)

Net current-period other comprehensive income	(13,751)	113	(851)	842	(13,647)

BALANCE—March 31, 2013	$45,169	$(5,435)	$1,025	$(7,758)	$33,001

        The reclassifications out of AOCI and the location on the consolidated statements of income for the three months ended March 31, 2013 are as follows:

Details about AOCI Components	Amounts Reclassified from AOCI	Affected Line Item
Amortization of defined benefit pension items:
Insignificant items	$(177)

	(177)	Income before taxes
	64	Income tax provision

	$(113)	Net of tax

Unrealized gains on retained interests:
	$941	Other income

	941	Income before taxes
	(355)	Income tax benefit

	$586	Net of tax

Unrealized losses on derivatives:
	$(1,556)	Interest expense to third parties

	(1,556)	Income before taxes
	553	Income tax benefit

	$(1,003)	Net of tax

NOTE 10: ACCUMULATED OTHER COMPREHENSIVE INCOME

        Comprehensive income and its components are presented in the consolidated statements of comprehensive income. The components of accumulated other comprehensive income as of December 31, 2012 and 2011 are as follows:

	2012	2011
Cumulative foreign currency translation adjustment	$58,920	$43,836
Pension liability adjustment net of taxes of $3,286 and $3,267, respectively	(5,548)	(5,394)
Unrealized gains on retained interests net of taxes of $1,136 and $1,959, respectively	1,876	3,234
Unrealized loss on derivative financial instruments net of taxes of $4,619 and $6,957, respectively	(8,600)	(12,960)

Total	$46,648	$28,716

SEGMENT AND GEOGRAPHICAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SEGMENT AND GEOGRAPHICAL INFORMATION
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 8: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	Three Months Ended March 31,
	2013	2012
Revenues
United States	$159,206	$157,099
Canada	47,726	46,164
Eliminations	(1,267)	—

Total	$205,665	$203,263

Interest expense
United States	$48,623	$50,599
Canada	12,119	14,717
Eliminations	(1,267)	—

Total	$59,475	$65,316

Segment net income
United States	$40,601	$43,218
Canada	23,259	14,345

Total	$63,860	$57,563

Depreciation and amortization
United States	$19,387	$19,235
Canada	8,046	7,983

Total	$27,433	$27,218

Expenditures for equipment on operating leases
United States	$112,725	$76,614
Canada	19,753	21,976

Total	$132,478	$98,590

Provision for credit losses
United States	$3,940	$351
Canada	(441)	271

Total	$3,499	$622

	As of March 31, 2013	As of December 31, 2012
Segment assets
United States	$10,889,087	$11,016,740
Canada	2,610,540	2,555,140
Eliminations	(215,879)	(225,351)

Total	$13,283,748	$13,346,529

Managed portfolio
United States	$9,219,431	$8,849,079
Canada	2,196,752	2,052,884

Total	$11,416,183	$10,901,963

NOTE 11: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	2012	2011	2010
Revenues
United States	$644,900	$641,252	$681,698
Canada	192,196	189,747	181,853
Eliminations	(3,092)	—	—

Total	$834,004	$830,999	$863,551

Interest expense
United States	$202,208	$207,657	$255,316
Canada	54,957	61,177	57,716
Eliminations	(3,092)	—	—

Total	$254,073	$268,834	$313,032

Segment net income
United States	$152,854	$146,709	$100,291
Canada	60,727	54,825	62,219
Eliminations	—	—	(30)

Total	$213,581	$201,534	$162,480

Depreciation and amortization
United States	$76,145	$78,568	$90,041
Canada	32,757	32,978	29,246

Total	$108,902	$111,546	$119,287

Expenditures for equipment on operating leases
United States	$355,076	$292,823	$268,593
Canada	104,401	93,538	88,309

Total	$459,477	$386,361	$356,902

Provision for credit losses
United States	$33,875	$28,974	$74,370
Canada	10,703	3,879	2,024

Total	$44,578	$32,853	$76,394

	2012	2011	2010
Segment assets
United States	$11,016,740	$9,654,594	$8,683,991
Canada	2,555,140	2,358,198	2,307,319
Eliminations	(225,351)	(111,641)	(107,821)

Total	$13,346,529	$11,901,151	$10,883,489

Managed portfolio
United States	$8,849,079	$7,827,253	$7,214,953
Canada	2,052,884	1,774,445	1,737,091

Total	$10,901,963	$9,601,698	$8,952,044

RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT

NOTE 9: RELATED-PARTY TRANSACTIONS

        The summary of sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income for the three months ended March 31, 2013 and 2012 is as follows:

	2013	2012
Retail subsidy from CNH North America	$54,976	$53,343
Wholesale subsidy:
CNH North America	34,002	33,683
Other affiliates	814	957
Operating lease subsidy from CNH North America	8,235	7,274
Lending funds:
CNH North America	—	352
Other affiliates	—	1

Total interest and other income from affiliates	$98,027	$95,610

        The Company receives compensation from CNH North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH North America. For selected operating leases, CNH North America compensates the Company for the difference between the market rental rates and the amount paid by the customer. Similarly, for selected wholesale receivables, CNH North America compensates the Company for the difference between market rates and the amount paid by the dealer. The Company is also compensated for lending funds to CNH North America and other affiliates for various purposes.

        Miscellaneous operating expense charged by CNH America represents all personnel and administrative tasks CNH America performs on behalf of the Company.

        As of March 31, 2013 and December 31, 2012, the Company has various accounts and notes receivable and debt with the following affiliates:

	March 31, 2013	December 31, 2012
Affiliated receivables from:
CNH America	$2,142	$64,708
CNH Canada Ltd.	1,016	17,797
Other affiliates	13,059	12,874

Total affiliated receivables	$16,217	$95,379

Affiliated debt owed to:
CNH America	$416,274	$788,381
CNH Canada Ltd.	98,759	60,651
Fiat	5,000	15,000

Total affiliated debt	$520,033	$864,032

        Accounts payable and other accrued liabilities of $97,826 and $15,418, respectively, as of March 31, 2013 and December 31, 2012, were payable to related parties.

        CNH Canada Ltd., an affiliated entity, owns 76,618,488 shares of preferred stock in CNH Capital Canada Ltd, one of the Company's subsidiaries. This is recorded as "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. These shares earn dividends of 12-month LIBOR plus 1.2% per annum. The dividends are accrued annually and are recorded in "Net income attributed to noncontrolling interest" in the consolidated statements of income. The accrued, but not declared, dividends are included in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets.

NOTE 12: RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT

        The Company receives compensation from CNH North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH North America. The amount recognized from CNH North America for below-market interest rate financing is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income, and was $209,952, $216,544 and $227,208 for the years ended December 31, 2012, 2011 and 2010, respectively.

        For selected operating leases, CNH North America compensates the Company for the difference between the market rental rates and the amount paid by the customer and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income. For years ended December 31, 2012, 2011 and 2010, the amount recognized from CNH North America for these operating leases is $30,376, $26,518 and $22,273, respectively.

        Similarly, for selected wholesale receivables, CNH North America compensates the Company for the difference between market rates and the amount paid by the dealer and is included in "Interest and other income from affiliates." For the years ended December 31, 2012, 2011 and 2010, the amount recognized by CNH North America for these wholesale receivables is $148,997, $135,294 and $115,353, respectively.

        The Company is also compensated for lending funds to CNH North America and other affiliates for various purposes.

        The summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income at December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Wholesale subsidy:
CNH North America	$148,997	$135,294	$115,353
Other affiliates	2,784	1,928	—
Retail subsidy with CNH North America	209,952	216,544	227,208
Operating lease subsidy with CNH North America	30,376	26,518	22,273
Lending funds:
CNH North America	352	1,700	10,329
Other affiliates	2	22	1,220

Total interest and other income from affiliates	$392,463	$382,006	$376,383

        Miscellaneous operating expenses charged by CNH America represent all personnel and administrative tasks CNH America performs on behalf of the Company.

        As of December 31, 2012 and 2011, the Company has various accounts and notes receivable and debt with the following affiliates:

	2012			2011
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH America	0%	—	$64,708	2.50%	—	$65,335
CNH Canada Ltd.	0%	—	17,797	1.33%	—	115,816
Other affiliates	0%	—	12,874	2.50%	—	12,766

Total affiliated receivables			$95,379			$193,917

Affiliated debt owed to:
CNH America	3.21%	2013	$788,381	2.50% - 3.18%	Various	$525,927
CNH Canada Ltd.	4.05%	2013	60,651	—	—	—
Fiat	5.78% - 5.83%	2013	15,000	3.38% - 7.00%	Various	293,343

Total affiliated debt			$864,032			$819,270

        Accounts payable and other accrued liabilities of $15,418 and $24,221, respectively, as of December 31, 2012 and 2011, were payable to related parties. Interest expense to related affiliates was $34,512, $44,645 and $80,584, respectively, for the years ended December 31, 2012, 2011 and 2010.

        CNH Canada Ltd., an affiliated entity, owns 76,618,488 shares of preferred stock in CNH Capital Canada Ltd, one of the Company's subsidiaries. This is recorded in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. These shares earn dividends of LIBOR plus 1.2% per annum. The dividends are accrued annually and are recorded in "Net income attributed to the noncontrolling interest" in the consolidated statements of income. The accrued, but not declared, dividends are included in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets.

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10: COMMITMENTS AND CONTINGENCIES

Legal Matters

        The Company is party to various litigation matters and claims arising from its operations. Management believes that the outcome of these proceedings, individually and in the aggregate, will not have a material adverse effect on the Company's financial position or results of operations.

Guarantees

        The Company provides payment guarantees on the financial debt of various CNH European affiliates for approximately $258,425. The guarantees are in effect for the term of the underlying funding facilities, which have various maturities through 2017.

Commitments

        At March 31, 2013, the Company has various agreements to extend credit for the following managed portfolios:

	Total Credit Limit	Utilized	Not Utilized
Commercial revolving accounts	$3,956,612	$228,464	$3,728,148
Wholesale and dealer financing	$5,528,361	$3,619,690	$1,908,671

        The commercial revolving accounts are issued by the Company to retail customers for purchases of parts and services at CNH North America equipment dealers.

NOTE 13: COMMITMENTS AND CONTINGENCIES

Legal Matters

        The Company is party to various litigation matters and claims arising from its operations. Management believes that the outcome of these proceedings, individually and in the aggregate, will not have a material adverse effect on the Company's financial position or results of operations.

Guarantees

        The Company provides payment guarantees on the financial debt of various CNH European affiliates for approximately $266,805. The guarantees are in effect for the term of the underlying funding facilities, which have various maturities through 2015.

Commitments

        As of December 31, 2012, the Company has various agreements to extend credit for the following managed portfolios:

	Total Credit Limit	Utilized	Not Utilized
Commercial revolving accounts	$3,946,496	$221,274	$3,725,222
Wholesale and dealer financing	$5,570,870	$3,135,945	$2,434,925

        The commercial revolving accounts are issued by the Company to retail customers for purchases of parts and services at CNH North America equipment dealers.

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

NOTE 11: SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Capital America and New Holland Credit, which are 100%-owned subsidiaries of CNH Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Capital LLC. As the guarantees are full, unconditional, and joint and several and as the Guarantor Entities are 100%-owned by CNH Capital LLC, the Company has included the following condensed consolidating financial information as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 and 2012. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$2,374	$58,359	$—	$60,733
Interest and other income from affiliates	11,007	44,867	87,270	(45,117)	98,027
Servicing fee income	—	20,513	29	(20,410)	132
Rental income on operating leases	—	18,803	14,324	—	33,127
Other income	—	11,444	2,202	—	13,646

Total revenues	11,007	98,001	162,184	(65,527)	205,665

EXPENSES
Interest expense:
Interest expense to third parties	18,570	699	34,894	—	54,163
Interest expense to affiliates	—	42,159	8,270	(45,117)	5,312

Total interest expense	18,570	42,858	43,164	(45,117)	59,475

Administrative and operating expenses:
Fees charged by affiliates	—	12,187	23,253	(20,410)	15,030
Provision for credit losses	—	3,182	317	—	3,499
Depreciation of equipment on operating leases	—	15,058	12,113	—	27,171
Other expenses (income)	—	8,010	(1,123)	—	6,887

Total operating expenses	—	38,437	34,560	(20,410)	52,587

Total expenses	18,570	81,295	77,724	(65,527)	112,062

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(7,563)	16,706	84,460	—	93,603
Income tax (benefit) provision	(2,964)	7,741	24,966	—	29,743
Equity in income of consolidated subsidiaries accounted for under the equity method	68,041	59,076	—	(127,117)	—

NET INCOME	63,442	68,041	59,494	(127,117)	63,860
Net income attributed to noncontrolling interest	—	—	(418)	—	(418)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$63,442	$68,041	$59,076	$(127,117)	$63,442

COMPREHENSIVE INCOME	$49,795	$54,394	$48,164	$(102,140)	$50,213
Comprehensive income attributed to noncontrolling interest	—	—	(418)	—	(418)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$49,795	$54,394	$47,746	$(102,140)	$49,795

	Condensed Balance Sheets as of March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$205,687	$156,548	$—	$362,235
Restricted cash	—	100	624,160	—	624,260
Receivables, less allowance for credit losses	—	1,141,832	10,112,276	—	11,254,108
Retained interests in securitized receivables	—	5,272	4,997	(4,672)	5,597
Affiliated accounts and notes receivable	1,368,814	1,581,908	1,369,035	(4,303,540)	16,217
Equipment on operating leases, net	—	470,597	327,245	—	797,842
Equipment held for sale	—	26,467	5,649	—	32,116
Investments in consolidated subsidiaries accounted for under the equity method	1,517,338	1,782,619	—	(3,299,957)	—
Goodwill and intangible assets, net	—	85,844	35,408	—	121,252
Other assets	19,382	(18,120)	68,859	—	70,121

TOTAL	$2,905,534	$5,282,206	$12,704,177	$(7,608,169)	$13,283,748

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$93,518	$4,242,214	$—	$4,335,732
Accounts payable and other accrued liabilities	29,211	1,782,604	795,772	(2,130,955)	476,632
Affiliated debt	—	1,786,288	911,002	(2,177,257)	520,033
Long-term debt	1,400,000	102,458	4,915,184	—	6,417,642

Total liabilities	1,429,211	3,764,868	10,864,172	(4,308,212)	11,750,039
Stockholder's equity	1,476,323	1,517,338	1,840,005	(3,299,957)	1,533,709

TOTAL	$2,905,534	$5,282,206	$12,704,177	$(7,608,169)	$13,283,748

	Condensed Statements of Cash Flows for the Three Months Ended March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$—	$420,343	$(229,401)	$32,218	$223,160

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(3,621,374)	(4,267,662)	3,302,374	(4,586,662)
Collections of receivables	—	3,619,151	3,699,933	(3,302,047)	4,017,037
Decrease in restricted cash	—	—	100,435	—	100,435
Purchase of equipment on operating leases, net	—	(55,058)	(19,796)	—	(74,854)
Expenditures for property and equipment	—	(2)	—	—	(2)

Net cash from (used in) investing activities	—	(57,283)	(487,090)	327	(544,046)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	—	(360,382)	51,030	(32,545)	(341,897)
Net (decrease) increase in indebtedness	—	(53,992)	293,097	—	239,105

Net cash (used in) from financing activities	—	(414,374)	344,127	(32,545)	(102,792)

DECREASE IN CASH AND CASH EQUIVALENTS	—	(51,314)	(372,364)	—	(423,678)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	257,001	528,912	—	785,913

End of period	$—	$205,687	$156,548	$—	$362,235

	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$3,635	$54,604	$—	$58,239
Interest and other income from affiliates	—	40,252	85,774	(30,416)	95,610
Servicing fee income	—	18,813	59	(18,566)	306
Rental income on operating leases	—	20,422	12,646	—	33,068
Other income	—	6,282	9,758	—	16,040

Total revenues	—	89,404	162,841	(48,982)	203,263

EXPENSES
Interest expense:
Interest expense to third parties	9,884	842	44,416	—	55,142
Interest expense to affiliates	66	30,873	9,651	(30,416)	10,174

Total interest expense	9,950	31,715	54,067	(30,416)	65,316

Administrative and operating expenses:
Fees charged by affiliates	—	11,583	21,731	(18,566)	14,748
Provision for credit losses	—	(14,212)	14,834	—	622
Depreciation of equipment on operating leases	—	16,499	10,434	—	26,933
Other expenses (income)	—	8,772	(1,568)	—	7,204

Total operating expenses	—	22,642	45,431	(18,566)	49,507

Total expenses	9,950	54,357	99,498	(48,982)	114,823

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(9,950)	35,047	63,343	—	88,440
Income tax (benefit) provision	(3,899)	13,097	21,679	—	30,877
Equity in income of consolidated subsidiaries accounted for under the equity method	63,250	41,300	—	(104,550)	—

NET INCOME	57,199	63,250	41,664	(104,550)	57,563
Net income attributed to noncontrolling interest	—	—	(364)	—	(364)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$57,199	$63,250	$41,300	$(104,550)	$57,199

COMPREHENSIVE INCOME	$69,437	$75,488	$53,827	$(128,951)	$69,801
Comprehensive income attributed to noncontrolling interest	—	—	(364)	—	(364)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$69,437	$75,488	$53,463	$(128,951)	$69,437

	Condensed Balance Sheets as of December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$257,001	$528,912	$—	$785,913
Restricted cash	—	100	727,086	—	727,186
Receivables, less allowance for credit losses	—	1,136,838	9,595,438	—	10,732,276
Retained interests in securitized receivables	—	5,368	8,248	(4,345)	9,271
Affiliated accounts and notes receivable	1,357,013	1,970,680	1,380,472	(4,612,786)	95,379
Equipment on operating leases, net	—	430,599	323,772	—	754,371
Equipment held for sale	—	39,455	7,195	—	46,650
Investments in consolidated subsidiaries accounted for under the equity method	1,462,859	1,740,138	—	(3,202,997)	—
Goodwill and intangible assets	—	86,095	36,130	—	122,225
Other assets	21,765	(14,998)	66,491	—	73,258

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$110,557	$4,119,680	$—	$4,230,237
Accounts payable and other accrued liabilities	15,194	1,791,778	1,112,745	(2,472,419)	447,298
Affiliated debt	—	2,146,670	862,074	(2,144,712)	864,032
Long-term debt	1,400,000	139,412	4,782,139	—	6,321,551

Total liabilities	1,415,194	4,188,417	10,876,638	(4,617,131)	11,863,118
Stockholder's equity	1,426,443	1,462,859	1,797,106	(3,202,997)	1,483,411

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

	Condensed Statements of Cash Flows for the Three Months Ended March 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(59)	$8,227	$334,188	$5,909	$348,265

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(3,443,074)	(4,828,432)	3,952,440	(4,319,066)
Collections of receivables	—	3,620,584	4,046,775	(3,952,886)	3,714,473
Decrease in restricted cash	—	—	148,306	—	148,306
Purchase of equipment on operating leases, net	—	(129,304)	76,884	—	(52,420)
Other investing activities	—	(72)	—	—	(72)

Net cash from (used in) investing activities	—	48,134	(556,467)	(446)	(508,779)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	59	(223,219)	(18,869)	(5,463)	(247,492)
Net increase in indebtedness	—	24,683	25,941	—	50,624

Net cash from (used in) financing activities	59	(198,536)	7,072	(5,463)	(196,868)

DECREASE IN CASH AND CASH EQUIVALENTS	—	(142,175)	(215,207)	—	(357,382)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$164,033	$72,678	$—	$236,711

NOTE 14: SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Capital America and New Holland Credit, which are 100%-owned subsidiaries of CNH Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Capital LLC. As the guarantees are full, unconditional, and joint and several and as the Guarantor Entities are 100%-owned by CNH Capital LLC, the Company has included the following condensed consolidating financial information as of December 31, 2012 and 2011 and for the three years ended December 31, 2012. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$10,658	$229,999	$—	$240,657
Interest and other income from affiliates	7,437	178,848	354,010	(147,832)	392,463
Servicing fee income	—	82,253	137	(81,450)	940
Rental income on operating leases	—	82,280	51,526	—	133,806
Other income	—	31,495	34,643	—	66,138

Total revenues	7,437	385,534	670,315	(229,282)	834,004

EXPENSES
Interest expense:
Interest expense to third parties	48,848	6,838	163,875	—	219,561
Interest expense to affiliates	255	146,665	35,424	(147,832)	34,512

Total interest expense	49,103	153,503	199,299	(147,832)	254,073

Administrative and operating expenses:
Fees charged by affiliates	—	50,591	92,754	(81,450)	61,895
(Benefit) provision for credit losses	—	(563)	45,141	—	44,578
Depreciation of equipment on operating leases	—	65,107	42,729	—	107,836
Other expenses	1	32,999	2,929	—	35,929

Total administrative and operating expenses	1	148,134	183,553	(81,450)	250,238

Total expenses	49,104	301,637	382,852	(229,282)	504,311

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(41,667)	83,897	287,463	—	329,693
Income tax (benefit) provision	(16,327)	33,663	98,776	—	116,112
Equity in income of consolidated subsidiaries accounted for under the equity method	237,276	187,042	—	(424,318)	—

NET INCOME	211,936	237,276	188,687	(424,318)	213,581
Net income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$211,936	$237,276	$187,042	$(424,318)	$211,936

COMPREHENSIVE INCOME	$229,868	$255,208	$204,003	$(457,566)	$231,513
Comprehensive income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$229,868	$255,208	$202,358	$(457,566)	$229,868

	Condensed Balance Sheets as of December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$257,001	$528,912	$—	$785,913
Restricted cash	—	100	727,086	—	727,186
Receivables, less allowance for credit losses	—	1,136,838	9,595,438	—	10,732,276
Retained interests in securitized receivables	—	5,368	8,248	(4,345)	9,271
Affiliated accounts and notes receivable	1,357,013	1,970,680	1,380,472	(4,612,786)	95,379
Equipment on operating leases, net	—	430,599	323,772	—	754,371
Equipment held for sale	—	39,455	7,195	—	46,650
Investments in consolidated subsidiaries accounted for under the equity method	1,462,859	1,740,138	—	(3,202,997)	—
Goodwill and intangible assets	—	86,095	36,130	—	122,225
Other assets	21,765	(14,998)	66,491	—	73,258

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$110,557	$4,119,680	$—	$4,230,237
Accounts payable and other accrued liabilities	15,194	1,791,778	1,112,745	(2,472,419)	447,298
Affiliated debt	—	2,146,670	862,074	(2,144,712)	864,032
Long-term debt	1,400,000	139,412	4,782,139	—	6,321,551

Total liabilities	1,415,194	4,188,417	10,876,638	(4,617,131)	11,863,118
Stockholder's equity	1,426,443	1,462,859	1,797,106	(3,202,997)	1,483,411

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

	Condensed Statements of Cash Flows for the Year Ended December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(740,547)	$(1,069,674)	$915,730	$1,421,072	$526,581

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(15,802,666)	(17,733,851)	13,897,290	(19,639,227)
Collections of receivables	—	15,499,698	16,703,466	(13,897,223)	18,305,941
Decrease in restricted cash	—	—	43,589	—	43,589
Purchase of equipment on operating leases, net	—	(118,412)	(91,186)	—	(209,598)
Other investing activities	—	(2,300)	(14)	—	(2,314)

Net cash from (used in) investing activities	—	(423,680)	(1,077,996)	67	(1,501,609)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(9,453)	1,543,710	(69,879)	(1,421,139)	43,239
Net increase (decrease) in indebtedness	750,000	(99,563)	473,172	—	1,123,609

Net cash from financing activities	740,547	1,444,147	403,293	(1,421,139)	1,166,848

(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(49,207)	241,027	—	191,820
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$257,001	$528,912	$—	$785,913

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$17,089	$221,241	$—	$238,330
Interest and other income from affiliates	—	153,927	346,146	(118,067)	382,006
Servicing fee income	—	72,087	514	(70,854)	1,747
Rental income on operating leases	—	85,346	52,383	—	137,729
Other income	—	29,237	41,950	—	71,187

Total revenues	—	357,686	662,234	(188,921)	830,999

EXPENSES
Interest expense:
Interest expense to third parties	8,184	(755)	216,760	—	224,189
Interest expense to affiliates	190	131,869	30,653	(118,067)	44,645

Total interest expense	8,374	131,114	247,413	(118,067)	268,834

Administrative and operating expenses:
Fees charged by affiliates	—	50,055	83,744	(70,854)	62,945
Provision for credit losses	—	31,463	1,390	—	32,853
Other than temporary impairment	—	30	785	—	815
Depreciation of equipment on operating leases	—	66,279	44,035	—	110,314
Other expenses	1	29,213	6,437	—	35,651

Total administrative and operating expenses	1	177,040	136,391	(70,854)	242,578

Total expenses	8,375	308,154	383,804	(188,921)	511,412

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(8,375)	49,532	278,430	—	319,587
Income tax (benefit) provision	(3,282)	18,830	102,505	—	118,053
Equity in income of consolidated subsidiaries accounted for under the equity method	205,139	174,437	—	(379,576)	—

NET INCOME	200,046	205,139	175,925	(379,576)	201,534
Net income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$200,046	$205,139	$174,437	$(379,576)	$200,046

COMPREHENSIVE INCOME	$183,120	$188,213	$160,064	$(346,789)	$184,608
Comprehensive income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$183,120	$188,213	$158,576	$(346,789)	$183,120

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
Stockholder's equity	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Statements of Cash Flows for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(653,183)	$859,941	$235,827	$22,517	$465,102

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(14,454,152)	(15,762,983)	12,180,227	(18,036,908)
Proceeds from sales and collections of receivables	—	14,525,124	14,871,686	(12,179,172)	17,217,638
Purchase of equipment on operating leases, net	—	(84,523)	(63,813)	—	(148,336)
Other investing activities	—	(933)	1,986	—	1,053

Net cash (used in) from investing activities	—	(14,484)	(953,124)	1,055	(966,553)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,183	(683,368)	(38,753)	(23,572)	(742,510)
Net increase in indebtedness	650,000	28,832	823,430	—	1,502,262
Dividends to CNH America LLC	—	(85,000)	—	—	(85,000)

Net cash from (used in) financing activities	653,183	(739,536)	784,677	(23,572)	674,752

INCREASE IN CASH AND CASH EQUIVALENTS	—	105,921	67,380	—	173,301
CASH AND CASH EQUIVALENTS:
Beginning of period	—	200,287	220,505	—	420,792

End of period	$—	$306,208	$287,885	$—	$594,093

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$22,272	$245,279	$—	$267,551
Interest and other income from affiliates	—	153,814	306,906	(84,337)	376,383
Gain on retail notes, wholesale receivables and commercial revolving accounts sold	—	38	—	—	38
Servicing fee income	—	68,145	1,419	(66,224)	3,340
Rental income on operating leases	—	105,844	35,145	—	140,989
Other income	—	30,695	44,555	—	75,250

Total revenues	—	380,808	633,304	(150,561)	863,551

EXPENSES
Interest expense:
Interest expense to third parties	—	20,296	212,152	—	232,448
Interest expense to affiliates	155	121,999	42,767	(84,337)	80,584

Total interest expense	155	142,295	254,919	(84,337)	313,032

Administrative and operating expenses:
Fees charged by affiliates	—	50,613	77,075	(66,224)	61,464
Provision for credit losses	—	70,981	5,413	—	76,394
Other than temporary impairment of retained interests	—	—	4,108	—	4,108
Depreciation of equipment on operating leases	—	87,838	30,010	—	117,848
Other expenses	1	27,208	15,949	—	43,158

Total administrative and operating expenses	1	236,640	132,555	(66,224)	302,972

Total expenses	156	378,935	387,474	(150,561)	616,004

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(156)	1,873	245,830	—	247,547
Income tax (benefit) provision	(62)	1,303	83,826	—	85,067
Equity in income of consolidated subsidiaries accounted for under the equity method	160,713	160,143	—	(320,856)	—

NET INCOME	160,619	160,713	162,004	(320,856)	162,480
Net income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$160,619	$160,713	$160,143	$(320,856)	$160,619

COMPREHENSIVE INCOME	$189,635	$189,729	$188,666	$(376,534)	$191,496
Comprehensive income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$189,635	$189,729	$186,805	$(376,534)	$189,635

	Condensed Statements of Cash Flows for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(155)	$692,810	$(275,287)	$(60,341)	$357,027

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(12,375,373)	(13,766,266)	10,407,997	(15,733,642)
Proceeds from sales and collections of receivables	—	12,318,165	13,545,171	(10,407,997)	15,455,339
Decrease (increase) in restricted cash	—	1,992	(148,340)	—	(146,348)
Purchase (disposal)of equipment on operating leases, net	—	14,365	(145,406)	—	(131,041)
Other investing activities	—	(1,199)	—	—	(1,199)

Net cash from (used in) investing activities	—	(42,050)	(514,841)	—	(556,891)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	155	(314,591)	(220,583)	(20,931)	(555,950)
Net increase in indebtedness	—	4,870	1,068,721	—	1,073,591
Issuance of common stock	—	—	1	(1)	—
Redemption of paid in capital	—	—	(81,273)	81,273	—
Dividends to CNH America LLC	—	(295,000)	—	—	(295,000)

Net cash from (used in) financing activities	155	(604,721)	766,866	60,341	222,641

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	46,039	(23,262)	—	22,777
CASH AND CASH EQUIVALENTS:
Beginning of period	—	154,248	243,767	—	398,015

End of period	$—	$200,287	$220,505	$—	$420,792

SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)

NOTE 15: SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)

	For the Year Ended December 31, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$203,263	$206,565	$211,059	$213,117	$834,004
Interest expense	65,316	63,574	61,514	63,669	254,073
Administrative and operating expenses	49,507	57,935	62,171	80,625	250,238
Income tax provision	30,877	30,484	30,423	24,328	116,112
Net income attributable to noncontrolling interest	(364)	(388)	(474)	(419)	(1,645)

Net income attributable to CNH Capital LLC	$57,199	$54,184	$56,477	$44,076	$211,936

	For the Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$205,822	$207,683	$207,299	$210,195	$830,999
Interest expense	69,990	69,316	63,808	65,720	268,834
Administrative and operating expenses	51,347	59,468	60,375	71,388	242,578
Income tax provision	31,252	28,252	30,259	28,290	118,053
Net income attributable to noncontrolling interest	411	394	295	388	1,488

Net income attributable to CNH Capital LLC	$52,822	$50,253	$52,562	$44,409	$200,046

RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS
RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS

NOTE 2: NEW ACCOUNTING PRONOUNCEMENTS

        In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-02 ("ASU 2013-02"), Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("AOCI"). Some of the key amendments require the Company to present, either on the face of the statement of operations or in the notes, the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, the Company is required to cross-reference to other disclosures that provide additional detail about those amounts. ASU 2013-02 became effective for the Company's annual and interim periods beginning January 1, 2013. See Note 3 for additional information.

NOTE 16: RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS

        Under a registration rights agreement executed in connection with the November 2011 private offering of $500,000 in aggregate principal amount of its 6.250% notes described in Note 7, the Company was required to file a registration statement with the Securities and Exchange Commission with respect to an offer to exchange such notes for publicly registered notes. Therefore, the Company began to follow U.S. GAAP applicable to public companies as defined by the applicable accounting standards and related Securities and Exchange Commission regulations. As a result, the Company retrospectively adopted the following accounting policies in these consolidated financial statements.

Condensed Consolidating Financial Information

        The disclosure requirements related to financial statements of guarantors and issuers of guaranteed securities registered or being registered was applied to all periods presented (see Note 14).

Income Tax Accounting

        The Company adopted the accounting standards that require the entity to calculate its tax provision on the separate return basis as if the entity had not been eligible to be included in a consolidated tax return with its parent. Previously, the Company's subsidiaries that were structured as limited liability companies did not record an income tax provision. This accounting methodology has been applied to the consolidated financial statements and related disclosures for all periods presented.

Comprehensive Income

        As indicated in "Note 2: Summary of Significant Accounting Policies", the Company has adopted new accounting guidance in 2011 on the presentation of comprehensive income. This has resulted in the Company presenting a separate statement of comprehensive income for all periods presented.

SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 12: SUBSEQUENT EVENTS

        On April 8, 2013, CNH Capital completed an offering of $600,000 in aggregate principal amount of its 3.625% unsecured notes due 2018, issued at par.

        On April 24, 2013, the Company, through a bankruptcy-remote trust, sold C$411,975 ($407,579) of amortizing, asset-backed notes secured by Canadian retail loan contracts.

NOTE 17: SUBSEQUENT EVENT On February 21, 2013, the Company, through a bankruptcy-remote trust, issued $1,252,282 of amortizing asset-backed notes secured by U.S. retail loan contracts.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

        The Company has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include the Company and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company's subsidiaries in which the Company has a controlling financial interest and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on the Company's determination that it is the primary beneficiary of a variable interest entity ("VIE"). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

        The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the residual values of equipment on operating leases and allowance for credit losses. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

        Finance and interest income on retail and other notes receivables and finance leases is recorded using the effective yield method. Deferred costs on the origination of financing receivables are recognized as a reduction in finance revenue over the expected lives of the receivables using the effective yield method. Recognition of income on receivables is suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs earlier. Income accrual is resumed if the receivable becomes contractually current and collection doubts are removed. Previously suspended income is recognized at that time. The Company applies cash received on nonaccrual financing receivables to first reduce any unrecognized interest and then the recorded investment and any other fees. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        A substantial portion of the Company's interest income arises from retail sales programs offered by CNH North America on which finance charges are waived or below-market rate financing programs are offered. When the Company acquires retail installment sales contracts and finance leases subject to below-market interest rates, including waived interest rate financing, the Company is compensated by CNH North America in an amount equal to the present value of the difference between the payments at the customer rate and the payments at the market rate. This amount is initially recognized as an unearned finance charge and is recognized as interest income over the term of the retail notes and finance leases, and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        For selected wholesale receivables, CNH North America compensates the Company for the difference between market interest rates and the amount paid by the dealer. These amounts are included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        The Company is also compensated for lending funds to CNH North America. The amounts earned are included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        Income from operating leases is recognized over the term of the lease on a straight-line basis. For selected operating leases, CNH North America compensates the Company for the difference between market rental rates and the amount paid by the customer. The amounts from CNH North America recognized as rental income on operating leases were included in "Interest and other income from affiliates."

Foreign Currency Translation

Foreign Currency Translation

        The Company's non-U.S. subsidiaries maintain their books and accounting records using local currency as the functional currency. Assets and liabilities of these non-U.S. subsidiaries are translated into U.S. dollars at period-end exchange rates, and net exchange gains or losses resulting from such translation are included in "Accumulated other comprehensive income" in the accompanying consolidated balance sheets. Income and expense accounts of these non-U.S. subsidiaries are translated at the average exchange rates for the period, and gains and losses from foreign currency transactions are included in net income in the period that they arise.

Cash and Cash Equivalents

Cash and Cash Equivalents

        Cash equivalents are highly liquid investments with an original maturity of three months or less. The carrying value of cash equivalents approximates fair value because of the short maturity of these investments.

Restricted Cash

Restricted Cash

        Restricted cash includes principal and interest payments from retail notes, wholesale receivables and commercial revolving accounts receivables owned by the consolidated VIEs that are payable to the VIEs' investors, and cash pledged as a credit enhancement to the same investors. These amounts are held by depository banks in order to comply with contractual agreements.

Receivables

Receivables

        Receivables are recorded at amortized cost, net of allowances for credit losses and deferred fees and costs. Periodically, the Company sells or transfers retail notes, wholesale receivables and commercial revolving accounts receivables to funding facilities or in securitization transactions. In accordance with the accounting guidance regarding transfers of financial assets and the consolidation of VIEs, the majority of the retail notes, wholesale receivables and commercial revolving accounts receivables sold in securitizations do not qualify as sales and are recorded as secured borrowings with no gains or losses recognized at the time of securitization. Receivables associated with these securitization transactions and receivables that the Company has the ability and intent to hold for the foreseeable future are classified as held for investment. The substantial majority of the Company's receivables, which include unrestricted receivables and restricted receivables for securitization investors, are classified as held for investment.

        For those receivable securitizations that qualify as sales and are off-book, the Company retains interest-only strips, servicing rights and cash reserve accounts (collectively, "retained interests"), all of which are recorded at fair value. Changes in these fair values are recorded in other accumulated comprehensive income as an unrealized gain or loss on available-for-sale securities. With regards to other-than-temporary impairments ("OTTI") of debt securities, any OTTI due to changes in the constant prepayment rate and the expected credit loss rate are included in net income. An OTTI due to a change in the discount rates would be included in "Accumulated other comprehensive income" in the accompanying consolidated balance sheets.

Allowance for Credit Losses

Allowance for Credit Losses

        The allowance for credit losses is the Company's estimate of probable losses on receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it is probable that it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables.

        The second component of the allowance for credit losses covers all receivables have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors, are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Equipment on Operating Leases

Equipment on Operating Leases

        The Company purchases leases and equipment from CNH North America dealers and other independent third parties that have leased equipment to retail customers under operating leases. The Company's investment in operating leases is based on the purchase price paid for the equipment. Income from these operating leases is recognized over the term of the lease. The equipment is depreciated on a straight-line basis over the term of the lease to the estimated residual value at lease termination, which is estimated at the inception of the lease. Realization of the residual values is dependent on the Company's future ability to re-market the equipment under then prevailing market conditions. Model changes and updates, as well as market strength and product acceptance, are monitored and adjustments are made to residual values in accordance with the significance of any such changes. Management believes that the estimated residual values are realizable. Expenditures for maintenance and repairs are the responsibility of the lessee.

        Equipment returned to the Company upon termination of leases and held for subsequent sale or lease is recorded at the lower of net book value or estimated fair value of the equipment, less cost to sell, and is not depreciated.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

        Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired. Goodwill is deemed to have an indefinite useful life and is reviewed for impairment at least annually. During 2012 and 2011, the Company performed its annual impairment review as of December 31, and concluded that there was no impairment in either year. Other intangible assets consist of software and are being amortized on a straight-line basis over five years.

Income Taxes

Income Taxes

        The provision for income taxes is determined using the asset and liability method. The Company recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and tax contingencies estimated to be settled with taxing authorities within one year. A deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and tax loss carryforwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on available evidence.

Derivatives

Derivatives

        The Company's policy is to enter into derivative transactions to manage exposures that arise in the normal course of business and not for trading or speculative purposes. The Company records derivative financial instruments in the consolidated balance sheets as either an asset or liability measured at fair value. The fair value of the Company's interest rate derivatives is based on discounting expected cash flows, using market interest rates, over the remaining term of the instrument. The fair value of the Company's foreign exchange derivatives is based on quoted market exchange rates, adjusted for the respective interest rate differentials (premiums or discounts). Changes in the fair value of derivative financial instruments are recognized in current income unless specific hedge accounting criteria are met. For derivative financial instruments designated to hedge exposure to changes in the fair value of a recognized asset or liability, the gain or loss is recognized in income in the period of change together with the offsetting loss or gain on the related hedged item. For derivative financial instruments designated to hedge exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative financial instrument's gain or loss is initially reported in accumulated other comprehensive income (loss) and is subsequently reclassified into income when the forecasted transaction affects income. The ineffective portion of the gain or loss is reported in income immediately. For derivative financial instruments that are not designated as hedges but held as economic hedges, the gain or loss is recognized immediately into income.

        For derivative financial instruments designated as hedges, the Company formally documents the hedging relationship to the hedged item and its risk management strategy for all derivatives designated as hedges. This includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities contained in the consolidated balance sheets and linking cash flow hedges to specific forecasted transactions or variability of cash flow. The Company assesses the effectiveness of the hedging instrument both at inception and on an ongoing basis. If a derivative is determined not to be highly effective as a hedge, or the underlying hedged transaction is no longer probable of occurring, or the derivative is terminated, the hedge accounting described above is discontinued and the derivative is marked to fair value and recorded in income through the remainder of its term.

New Accounting Pronouncements

New Accounting Pronouncements Adopted in Prior Years

        In June 2009, the Financial Accounting Standards Board ("FASB") issued new accounting guidance which changed the accounting for transfers of financial assets. The guidance eliminated the concept of a qualifying special purpose entity ("QSPE"), changed the requirements for derecognizing financial assets, and required additional disclosures by providing greater transparency about transfers of financial assets, including securitization transactions, and an entity's continuing involvement in and exposure to the risks related to transferred financial assets.

        In June 2009, the FASB also issued new accounting guidance which amended the accounting for VIEs. The guidance changed the criteria for determining whether the consolidation of a VIE is required from a quantitative risk and rewards model to a qualitative model, based on control and economics. The guidance also eliminated the scope exception for QSPEs, increased the frequency for reassessing consolidation of VIEs and created new disclosure requirements about an entity's involvement in a VIE.

        The Company adopted the new guidance on January 1, 2010. As a significant portion of the Company's securitization trusts and facilities were no longer exempt from consolidation as QSPEs under the guidance, the Company reassessed these VIEs under the new qualitative model and determined it was the primary beneficiary, as the Company has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company consolidated the receivables and related liabilities held by these VIEs based on their carrying amounts, with a decrease to equity as shown in the consolidated statements of changes in stockholder's equity.

        In June 2011, the FASB issued new accounting guidance on the presentation of comprehensive income in financial statements. The new guidance removed current presentation options and required entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The new reporting required by this accounting guidance has been included in these financial statements.

New Accounting Pronouncements Adopted in 2012

        On January 1 2012, the Company adopted FASB Accounting Standards Update ("ASU") No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends Accounting Standards Codification ("ASC") 820, Fair Value Measurement. This ASU requires the categorization by level for items that are required to be disclosed at fair value and information about transfers between Level 1 and Level 2 and additional disclosure for Level 3 measurements. In addition, the ASU provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. The adoption did not have a material effect on the Company's consolidated financial statements.

        In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment, which amends ASC 350, Intangibles—Goodwill and Other. This ASU gives an entity the option to first assess qualitative factors to determine if goodwill is impaired. The entity may first determine based on qualitative factors if it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. If that assessment indicates no impairment, the first and second steps of the quantitative goodwill impairment test are not required. Although the Company adopted this ASU and the adoption did not have a material effect on the Company's consolidated financial statements, the Company also performed an annual impairment review.

New Accounting Pronouncements to be Adopted

        In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which amends ASC 210, Balance Sheet. This ASU requires entities to disclose gross and net information about both instruments and transactions eligible for offset in the statement of financial position and those subject to an agreement similar to a master netting arrangement. This includes derivatives and other financial securities arrangements. The effective date is January 2013 and must be applied retrospectively. The adoption is not expected to have a material effect on the Company's consolidated financial statements.

        In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires preparers to report information about reclassifications out of accumulated other comprehensive income. For significant items reclassified out of accumulated other comprehensive income to net income in their entirety in the same reporting period, reporting (either on the face of the statement where net income is presented or in the notes) is required about the effect of the reclassifications on the respective line items in the statement where net income is presented. For items that are not reclassified to net income in their entirety in the same reporting period, a cross reference to other disclosures currently required under US GAAP (e.g., pension amounts that are included in inventory) is required in the notes. The above information must be presented in one place (parenthetically on the face of the financial statements by income statement line item or in a note). Adoption of this standard is required in the Company's 2013 consolidated financial statements and footnote disclosures and will not have a material impact.

RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Receivables
Summary of receivables

	March 31, 2013	December 31, 2012
Retail note receivables	$554,912	$903,644
Wholesale receivables	393,016	88,763
Finance lease receivables	60,244	62,615
Restricted receivables	10,135,996	9,573,535
Commercial revolving accounts receivables	232,964	226,039

Gross receivables	11,377,132	10,854,596
Less: allowance for credit losses	(123,024)	(122,320)

Total receivables, net	$11,254,108	$10,732,276

	2012	2011
Retail note receivables	$903,644	$731,807
Wholesale receivables	88,763	87,600
Finance lease receivables	62,615	53,391
Restricted receivables	9,573,535	8,566,514
Commercial revolving accounts receivables	226,039	82,098

Gross receivables	10,854,596	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(122,320)	(106,673)

Total receivables, net	$10,732,276	$9,386,549

Schedule of maturities of retail and other notes, finance leases, wholesale receivables and commercial revolving accounts receivables

2013	$5,651,523
2014	1,708,870
2015	1,452,937
2016	1,120,601
2017 and thereafter	920,665

Total receivables	$10,854,596

Summary of restricted and off-book receivables and the related retained interests

	Restricted Receivables		Off-Book Receivables		Retained Interests
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Retail note receivables	$6,815,091	$6,376,211	$39,051	$47,367	$5,597	$9,271
Wholesale receivables	3,303,964	3,176,410	—	—	—	—
Finance lease receivables	16,941	20,914	—	—	—	—

Total	$10,135,996	$9,573,535	$39,051	$47,367	$5,597	$9,271

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2012	2011	2012	2011	2012	2011
Retail note receivables	$6,376,211	$5,454,279	$47,367	$108,476	$9,271	$17,289
Wholesale receivables	3,176,410	2,884,516	—	—	—	—
Finance lease receivables	20,914	47,000	—	—	—	—
Commercial revolving account receivables	—	180,719	—	—	—	—

Total	$9,573,535	$8,566,514	$47,367	$108,476	$9,271	$17,289

Schedule of allowance for credit losses activity

Allowance for credit losses activity for the three months ended March 31, 2013 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$102,560	$11,887	$7,873	$122,320
Charge-offs	(2,510)	(63)	(1,649)	(4,222)
Recoveries	795	35	849	1,679
Provision	1,988	444	1,067	3,499
Foreign currency translation and other	(215)	(22)	(15)	(252)

Ending balance	$102,618	$12,281	$8,125	$123,024

Ending balance: individually evaluated for impairment	$24,750	$9,202	$—	$33,952

Ending balance: collectively evaluated for impairment	$77,868	$3,079	$8,125	$89,072

Receivables:
Ending balance	$7,447,188	$3,696,980	$232,964	$11,377,132

Ending balance: individually evaluated for impairment	$46,190	$53,779	$—	$99,969

Ending balance: collectively evaluated for impairment	$7,400,998	$3,643,201	$232,964	$11,277,163

        Allowance for credit losses activity for the three months ended March 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(4,338)	—	(2,430)	(6,768)
Recoveries	1,856	58	763	2,677
Provision	488	(605)	739	622
Foreign currency translation and other	41	24	29	94

Ending balance	$81,280	$11,640	$10,378	$103,298

Ending balance: individually evaluated for impairment	$40,137	$9,542	$—	$49,679

Ending balance: collectively evaluated for impairment	$41,143	$2,098	$10,378	$53,619

Receivables:
Ending balance	$6,364,455	$3,505,385	$275,142	$10,144,982

Ending balance: individually evaluated for impairment	$78,896	$65,611	$—	$144,507

Ending balance: collectively evaluated for impairment	$6,285,559	$3,439,774	$275,142	$10,000,475

        Allowance for credit losses activity for the year ended December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

 Allowance for credit losses activity for the year December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

Schedule of comparative analysis for allowance for credit losses activity

	2012	2011	2010
Allowance for credit losses:
Beginning balance	$106,673	$118,730	$73,181
Cumulative effect from change in accounting for consolidation of certain VIE's	—	—	59,090

Adjusted beginning balance	106,673	118,730	132,271
Charge-offs	(38,001)	(53,153)	(94,201)
Recoveries	8,794	9,728	8,066
Provision	44,578	32,853	76,394
Foreign currency translation and other	276	(1,485)	(3,800)

Ending balance	$122,320	$106,673	$118,730

Schedule of aging of financing receivables

	March 31, 2013
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$12,927	$4,360	$19,566	$36,853	$6,135,927	$6,172,780	$3,583
Canada	$2,834	$410	$68	$3,312	$1,271,096	$1,274,408	$38
Wholesale
United States	$1,067	$239	$381	$1,687	$2,802,801	$2,804,488	$146
Canada	$130	$45	$287	$462	$892,030	$892,492	$75
Total
Retail	$15,761	$4,770	$19,634	$40,165	$7,407,023	$7,447,188	$3,621
Wholesale	$1,197	$284	$668	$2,149	$3,694,831	$3,696,980	$221

	December 31, 2012
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

	2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

Schedule of recorded investment in impaired receivables and the related unpaid principal balances and allowances

	March 31, 2013			December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$8,220	$8,165	$—	$5,614	$5,597	$—
Canada	$561	$560	$—	$—	$—	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$37,409	$34,781	$24,750	$42,581	$37,475	$28,266
Canada	$—	$—	$—	$—	$—	$—
Wholesale
United States	$52,259	$51,699	$8,947	$58,826	$58,329	$9,000
Canada	$1,520	$1,421	$255	$2,926	$2,846	$512
Total
Retail	$46,190	$43,506	$24,750	$48,195	$43,072	$28,266
Wholesale	$53,779	$53,120	$9,202	$61,752	$61,175	$9,512

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$5,614	$5,597	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$42,581	$37,475	$28,266	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$58,826	$58,329	$9,000	$55,167	$53,168	$9,690
Canada	$2,926	$2,846	$512	$1,277	$1,247	$411
Total
Retail	$48,195	$43,072	$28,266	$73,920	$68,459	$42,879
Wholesale	$61,752	$61,175	$9,512	$56,444	$54,415	$10,101

Schedule of average recorded investment in impaired receivables and the related interest income recognized

	2013		2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$8,370	$71	$9,804	$201
Canada	$592	$37	$633	$19
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$38,473	$432	$62,987	$383
Canada	$—	$—	$—	$—
Wholesale
United States	$56,620	$601	$60,917	$459
Canada	$1,722	$—	$686	$—
Total
Retail	$47,435	$540	$73,424	$603
Wholesale	$58,342	$601	$61,603	$459

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,671	$88	$2,741	$390
Canada	$—	$—	$355	$9
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$51,751	$2,765	$81,927	$4,261
Canada	$—	$—	$71	$9
Wholesale
United States	$66,418	$2,301	$64,061	$2,226
Canada	$5,810	$278	$4,173	$153
Total
Retail	$56,422	$2,853	$85,094	$4,669
Wholesale	$72,228	$2,579	$68,234	$2,379

Schedule of receivables on nonaccrual status

	March 31, 2013			December 31, 2012
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$18,164	$51,699	$69,863	$29,130	$58,329	$87,459
Canada	$30	$1,421	$1,451	$122	$2,846	$2,968

	2012			2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$29,130	$58,329	$87,459	$54,798	$53,168	$107,966
Canada	$122	$2,846	$2,968	$676	$1,247	$1,923

Schedule of historical loss and delinquency amounts for the Company's managed receivables

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
2012
Type of receivable:
Retail and other notes and finance leases	$7,636,790	$53,245	$27,834
Wholesale	3,265,173	2,201	1,545

Total managed receivables	$10,901,963	$55,446	$29,379

Comprised of receivables:
Held in portfolio	$10,854,596
Sold	47,367

Total managed receivables	$10,901,963

2011
Type of receivable:
Retail and other notes and finance leases	$6,629,582	$71,683	$31,993
Wholesale	2,972,116	4,375	12,166

Total managed receivables	$9,601,698	$76,058	$44,159

Comprised of receivables:
Held in portfolio	$9,493,222
Sold	108,476

Total managed receivables	$9,601,698

Retail
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	March 31, 2013	December 31, 2012
Titanium	$4,115,705	$4,038,596
Platinum	2,000,792	1,994,248
Gold	1,127,473	1,124,612
Silver	181,374	185,712
Bronze	21,844	20,216

Total	$7,447,188	$7,363,384

	2012	2011
Titanium	$4,038,596	$3,195,785
Platinum	1,994,248	1,837,604
Gold	1,124,612	999,950
Silver	185,712	197,108
Bronze	20,216	27,842

Total	$7,363,384	$6,258,289

Wholesale
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	March 31, 2013	December 31, 2012
A	$2,197,757	$1,873,495
B	1,052,448	967,849
C	253,826	245,652
D	192,949	178,177

Total	$3,696,980	$3,265,173

	2012	2011
A	$1,873,495	$1,662,920
B	967,849	897,914
C	245,652	287,793
D	178,177	123,489

Total	$3,265,173	$2,972,116

EQUIPMENT ON OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2012
EQUIPMENT ON OPERATING LEASES
Summary of equipment on operating leases

	2012	2011
Equipment on operating leases	$931,536	$830,607
Less:
Residual reserve	—	(599)
Accumulated depreciation	(177,165)	(182,391)

Equipment on operating leases, net	$754,371	$647,617

Schedule of lease payments owed to the Company for equipment under non-cancelable operating leases

2013	$97,177
2014	58,575
2015	23,712
2016	8,818
2017 and thereafter	1,815

Total lease payments	$190,097

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS
Schedule of changes in the carrying amount of goodwill

	2012	2011
Balance, beginning of year	$116,830	$117,651
Foreign currency translation adjustment	866	(821)

Balance, end of year	$117,696	$116,830

Schedule of the Company's intangible asset and related accumulated amortization for its software

	2012	2011
Software	$26,375	$24,076
Accumulated amortization	(21,846)	(20,817)

Software, net	$4,529	$3,259

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS
Schedule of components of other assets

	2012	2011
Deferred debt issuance costs	$39,539	$33,647
Tax receivables	6,301	71,217
Prepaid assets	5,743	7,440
Derivative assets	2,803	3,598
Property and equipment, net	150	167
Other current assets	18,722	26,038

Total other assets	$73,258	$142,107

CREDIT FACILITIES AND DEBT (Tables)	12 Months Ended
Dec. 31, 2012
CREDIT FACILITIES AND DEBT
Schedule of the Company's debt and credit facilities, borrowings thereunder and availability

	2012
	Maturity(1)	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2014	$1,200,000	$—	$91,598	$274,149	$834,253
Retail—Canada	Dec 2014	502,169	—	65,642	257,658	178,869
Wholesale VFN—U.S.	Various 2013	1,550,000	1,550,000	—	—	—
Wholesale VFN—Canada	Dec 2014	588,291	548,716	—	—	39,576
Leases—U.S.	(2)	100,000	—	14,913	83,286	1,800

Subtotal		3,940,460	2,098,716	172,153	615,093	1,054,498
Secured Debt
Amortizing retail term ABS—N.A.	Various	5,924,946	—	1,810,103	4,114,843	—
Other ABS financing—N.A.	Various	340,880	—	149,265	191,615	—

Subtotal		6,265,826	—	1,959,368	4,306,458	—
Unsecured Facilities
Revolving credit facilities	Various	350,000	—	—	—	350,000

Unsecured Debt
Notes	Various	1,250,000	—	—	1,250,000	—
Term loan	2016	150,000	—	—	150,000	—

Subtotal		1,400,000	—	—	1,400,000	—

Total credit facilities and debt		$11,956,286	$2,098,716	$2,131,521	$6,321,551	$1,404,498

(1)
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

(2)
Advances under the credit facility end December 2013; however, the maturities of the debt are due as the underlying leases are collected, which extend beyond 2013.

	2011
	Maturity*	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2013	$1,200,000	$—	$91,640	$277,760	$830,600
Retail—Canada	Dec 2012	293,734	—	153,262	—	140,472
Commercial revolving accounts	Oct 2012	200,000	166,800	—	—	33,200
Wholesale VFN—U.S.	Various	1,150,000	1,150,000	—	—	—
Wholesale VFN—Canada	Dec 2012	573,516	488,010	—	—	85,506

Subtotal		3,417,250	1,804,810	244,902	277,760	1,089,778
Secured Debt
Wholesale term—U.S.	Various	803,250	—	803,250	—	—
Amortizing retail term ABS—N.A.	Various	5,013,006	—	1,730,937	3,282,069	—
Other ABS financing—N.A.	Various	590,080	—	212,136	377,944	—

Subtotal		6,406,336	—	2,746,323	3,660,013	—
Unsecured Facility
Revolving credit facility	2016	100,000	—	—	—	100,000
Unsecured Debt
Notes	2016	500,000	—	—	500,000	—
Term loan	2016	150,000	—	—	150,000	—

Subtotal		650,000	—	—	650,000	—

Total credit facilities and debt		$10,573,586	$1,804,810	$2,991,225	$4,587,773	$1,189,778

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

Summary of the minimum annual repayments of long-term debt

2014	$2,224,556
2015	2,225,929
2016	1,608,138
2017	222,368
2018 and thereafter	40,560

Total	$6,321,551

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of sources of income before taxes

	2012	2011	2010
Domestic	$248,461	$243,365	$171,164
Foreign	81,232	76,222	76,383

Income before taxes	$329,693	$319,587	$247,547

Schedule of provision for income taxes

	2012	2011	2010
Current income tax expense:
Domestic	$80,255	$40,866	$31,395
Foreign	22,600	18,432	4,907

Total current income tax expense	102,855	59,298	36,302

Deferred income tax expense (benefit):
Domestic	15,848	55,790	39,490
Foreign	(2,591)	2,965	9,275

Total deferred income tax expense	13,257	58,755	48,765

Total tax provision	$116,112	$118,053	$85,067

Schedule of reconciliation of statutory and effective income tax rate

	2012	2011	2010
Tax provision at statutory rate	35.0%	35.0%	35.0%
State and foreign taxes	0.3	1.8	3.5
Tax contingencies	(0.3)	0.5	(4.0)
Tax credits and incentives	(0.3)	(0.2)	(0.2)
Tax rate and legislative changes	0.7	—	(0.1)
Other	(0.2)	(0.2)	0.2

Total tax provision effective rate	35.2%	36.9%	34.4%

Schedule of components of net deferred tax assets

	2012	2011
Deferred tax assets:
Pension, postretirement and post employment benefits	$3,375	$4,066
Marketing and sales incentive programs	56,878	53,969
Allowance for credit losses	43,166	36,349
Other accrued liabilities	23,781	32,028
Tax loss and tax credit carry forwards	8,480	8,753

Total deferred tax assets	$135,680	$135,165
Deferred tax liability:
Equipment on operating lease	$183,574	$167,971

Net deferred tax liability, net(1)	$(47,894)	$(32,806)

(1)
The net deferred tax liability in 2012 and 2011 is included in "Accounts payable and other accrued liabilities" in the accompanying consolidated balance sheets.

Schedule of reconciliation of the gross amounts of tax contingencies at the beginning and end of the year

	2012	2011	2010
Balance, beginning of year	$6,907	$4,848	$15,385
Additions based on tax positions related to the current year	—	2,239	—
Reductions for tax positions of prior years	(119)	(180)	(8,276)
Settlements	(958)	—	(2,261)

Balance, end of year	$5,830	$6,907	$4,848

FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS
Schedule of fair values of derivatives in the consolidated balance sheets

	March 31, 2013	December 31, 2012
Derivatives Designated as Hedging Instruments:
Accounts payable and other accrued liabilities:
Interest rate derivatives	$229	$—
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$3,720	$2,788
Foreign exchange contracts	—	15

Total	$3,720	$2,803

Accounts payable and other accrued liabilities:
Interest rate derivatives	$3,720	$2,744
Foreign exchange contracts	—	20

Total	$3,720	$2,764

	2012	2011
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$—	$80
Accounts payable and other accrued liabilities:
Interest rate derivatives	$—	$19
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$2,788	$3,518
Foreign exchange contracts	15	—

Total	$2,803	$3,518

Accounts payable and other accrued liabilities:
Interest rate derivatives	$2,744	$3,585
Foreign exchange contracts	20	—

Total	$2,764	$3,585

Schedule of location on consolidated statements of income and impact of derivatives

	2013	2012
Cash Flow Hedges
Losses recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$(220)	$(310)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(1,556)	(1,991)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	—	26
Not Designated as Hedges
Interest rate derivatives—Other expenses	$69	$(47)

	2012	2011	2010
Fair Value Hedges
Interest rate derivatives—Other expenses	$—	$—	$(3,499)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$(254)	$(19,818)	$(26,268)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(6,971)	(17,191)	(33,925)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	20	(278)	(552)
Not Designated as Hedges
Interest rate derivatives—Other expenses	$(53)	$(751)	$—
Foreign exchange contracts—Other expenses	5	—	—

Schedule of fair-value hierarchy levels of assets and liabilities measured at fair value on a recurring basis

	Level 2		Level 3		Total
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Assets
Interest rate derivatives	$3,720	$2,788	$—	$—	$3,720	$2,788
Foreign exchange contracts	—	15	—	—	—	15
Retained interests	—	—	5,597	9,271	5,597	9,271

Total assets	$3,720	$2,803	$5,597	$9,271	$9,317	$12,074

Liabilities
Interest rate derivatives	$3,949	$2,744	$—	$—	$3,949	$2,744
Foreign exchange contracts	—	20	—	—	—	20

Total liabilities	$3,949	$2,764	$—	$—	$3,949	$2,764

	Level 2		Level 3		Total
	2012	2011	2012	2011	2012	2011
Assets
Interest rate derivatives	$2,788	$3,438	$—	$160	$2,788	$3,598
Foreign exchange contracts	15	—	—	—	15	—
Retained interests	—	—	9,271	17,289	9,271	17,289

Total assets	$2,803	$3,438	$9,271	$17,449	$12,074	$20,887

Liabilities
Interest rate derivatives	$2,744	$3,459	$—	$145	$2,744	$3,604
Foreign exchange contracts	20	—	—	—	20	—

Total liabilities	$2,764	$3,459	$—	$145	$2,764	$3,604

Schedule of changes in Level 3 fair-value category

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2012	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	693	65
Included in other comprehensive income (loss)	281	(80)
Settlements	(5,240)	—

Balance at March 31, 2012	$13,023	$—

Balance at January 1, 2013	$9,271	$—
Total gains or losses (realized/unrealized):
Included in earnings	105	—
Included in other comprehensive income (loss)	(426)	—
Settlements	(3,353)	—

Balance at March 31, 2013	$5,597	$—

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2010	$968,371	$(1,645)
Total gains or losses (realized/unrealized):
Impact from accounting change	(475,302)	(24,316)
Impact from accounting change—collateralized wholesale receivables	(394,037)	—
Included in earnings	1,130	20,586
Included in other comprehensive income (loss)	5,706	—
Settlements	(67,954)	—

Balance at January 1, 2011	$37,914	$(5,375)
Total gains or losses (realized/unrealized):
Included in earnings	299	5,390
Included in other comprehensive income (loss)	1,183	—
Settlements	(22,107)	—

Balance at December 31, 2011	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	1,005	65
Included in other comprehensive income (loss)	1,635	(80)
Settlements	(10,658)	—

Balance at December 31, 2012	$9,271	$—

Schedule of carrying amount and estimated fair value of assets and liabilities considered financial instruments

	March 31, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$11,254,108	$11,330,725	$10,732,276	$11,074,646
Long-term debt	$6,417,642	$6,583,502	$6,321,551	$6,451,544
    *
    Under the fair value hierarchy, all measurements are Level 2.

	2012		2011
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$10,732,276	$11,074,646	$9,386,549	$9,710,124
Affiliated debt	$864,032	$864,032	$819,270	$823,028
Long-term debt	$6,321,551	$6,451,544	$4,587,773	$4,648,139
*
Under the fair value hierarchy, all measurements are Level 2.

ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of accumulated other comprehensive income

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$58,920	$(8,834)	$3,012	$(13,219)	$39,879
Tax asset (liability)	—	3,286	(1,136)	4,619	6,769

Beginning balance, net of tax	58,920	(5,548)	1,876	(8,600)	46,648
Other comprehensive income before reclassifications	(13,751)	—	(426)	(220)	(14,397)
Amounts reclassified from accumulated other comprehensive income	—	177	(941)	1,556	792
Tax effects	—	(64)	516	(494)	(42)

Net current-period other comprehensive income	(13,751)	113	(851)	842	(13,647)

BALANCE—March 31, 2013	$45,169	$(5,435)	$1,025	$(7,758)	$33,001

	2012	2011
Cumulative foreign currency translation adjustment	$58,920	$43,836
Pension liability adjustment net of taxes of $3,286 and $3,267, respectively	(5,548)	(5,394)
Unrealized gains on retained interests net of taxes of $1,136 and $1,959, respectively	1,876	3,234
Unrealized loss on derivative financial instruments net of taxes of $4,619 and $6,957, respectively	(8,600)	(12,960)

Total	$46,648	$28,716

SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SEGMENT AND GEOGRAPHICAL INFORMATION
Summary of reportable segment information

	Three Months Ended March 31,
	2013	2012
Revenues
United States	$159,206	$157,099
Canada	47,726	46,164
Eliminations	(1,267)	—

Total	$205,665	$203,263

Interest expense
United States	$48,623	$50,599
Canada	12,119	14,717
Eliminations	(1,267)	—

Total	$59,475	$65,316

Segment net income
United States	$40,601	$43,218
Canada	23,259	14,345

Total	$63,860	$57,563

Depreciation and amortization
United States	$19,387	$19,235
Canada	8,046	7,983

Total	$27,433	$27,218

Expenditures for equipment on operating leases
United States	$112,725	$76,614
Canada	19,753	21,976

Total	$132,478	$98,590

Provision for credit losses
United States	$3,940	$351
Canada	(441)	271

Total	$3,499	$622

	As of March 31, 2013	As of December 31, 2012
Segment assets
United States	$10,889,087	$11,016,740
Canada	2,610,540	2,555,140
Eliminations	(215,879)	(225,351)

Total	$13,283,748	$13,346,529

Managed portfolio
United States	$9,219,431	$8,849,079
Canada	2,196,752	2,052,884

Total	$11,416,183	$10,901,963

	2012	2011	2010
Revenues
United States	$644,900	$641,252	$681,698
Canada	192,196	189,747	181,853
Eliminations	(3,092)	—	—

Total	$834,004	$830,999	$863,551

Interest expense
United States	$202,208	$207,657	$255,316
Canada	54,957	61,177	57,716
Eliminations	(3,092)	—	—

Total	$254,073	$268,834	$313,032

Segment net income
United States	$152,854	$146,709	$100,291
Canada	60,727	54,825	62,219
Eliminations	—	—	(30)

Total	$213,581	$201,534	$162,480

Depreciation and amortization
United States	$76,145	$78,568	$90,041
Canada	32,757	32,978	29,246

Total	$108,902	$111,546	$119,287

Expenditures for equipment on operating leases
United States	$355,076	$292,823	$268,593
Canada	104,401	93,538	88,309

Total	$459,477	$386,361	$356,902

Provision for credit losses
United States	$33,875	$28,974	$74,370
Canada	10,703	3,879	2,024

Total	$44,578	$32,853	$76,394

	2012	2011	2010
Segment assets
United States	$11,016,740	$9,654,594	$8,683,991
Canada	2,555,140	2,358,198	2,307,319
Eliminations	(225,351)	(111,641)	(107,821)

Total	$13,346,529	$11,901,151	$10,883,489

Managed portfolio
United States	$8,849,079	$7,827,253	$7,214,953
Canada	2,052,884	1,774,445	1,737,091

Total	$10,901,963	$9,601,698	$8,952,044

RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income
	2013	2012
Retail subsidy from CNH North America	$54,976	$53,343
Wholesale subsidy:
CNH North America	34,002	33,683
Other affiliates	814	957
Operating lease subsidy from CNH North America	8,235	7,274
Lending funds:
CNH North America	—	352
Other affiliates	—	1

Total interest and other income from affiliates	$98,027	$95,610

	2012	2011	2010
Wholesale subsidy:
CNH North America	$148,997	$135,294	$115,353
Other affiliates	2,784	1,928	—
Retail subsidy with CNH North America	209,952	216,544	227,208
Operating lease subsidy with CNH North America	30,376	26,518	22,273
Lending funds:
CNH North America	352	1,700	10,329
Other affiliates	2	22	1,220

Total interest and other income from affiliates	$392,463	$382,006	$376,383

Schedule of various accounts and notes receivable and debt with the affiliates

	March 31, 2013	December 31, 2012
Affiliated receivables from:
CNH America	$2,142	$64,708
CNH Canada Ltd.	1,016	17,797
Other affiliates	13,059	12,874

Total affiliated receivables	$16,217	$95,379

Affiliated debt owed to:
CNH America	$416,274	$788,381
CNH Canada Ltd.	98,759	60,651
Fiat	5,000	15,000

Total affiliated debt	$520,033	$864,032

	2012			2011
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH America	0%	—	$64,708	2.50%	—	$65,335
CNH Canada Ltd.	0%	—	17,797	1.33%	—	115,816
Other affiliates	0%	—	12,874	2.50%	—	12,766

Total affiliated receivables			$95,379			$193,917

Affiliated debt owed to:
CNH America	3.21%	2013	$788,381	2.50% - 3.18%	Various	$525,927
CNH Canada Ltd.	4.05%	2013	60,651	—	—	—
Fiat	5.78% - 5.83%	2013	15,000	3.38% - 7.00%	Various	293,343

Total affiliated debt			$864,032			$819,270

COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of commitments to extend credit for the managed portfolios

	Total Credit Limit	Utilized	Not Utilized
Commercial revolving accounts	$3,956,612	$228,464	$3,728,148
Wholesale and dealer financing	$5,528,361	$3,619,690	$1,908,671

	Total Credit Limit	Utilized	Not Utilized
Commercial revolving accounts	$3,946,496	$221,274	$3,725,222
Wholesale and dealer financing	$5,570,870	$3,135,945	$2,434,925

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Schedule of condensed statements of comprehensive income

	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$2,374	$58,359	$—	$60,733
Interest and other income from affiliates	11,007	44,867	87,270	(45,117)	98,027
Servicing fee income	—	20,513	29	(20,410)	132
Rental income on operating leases	—	18,803	14,324	—	33,127
Other income	—	11,444	2,202	—	13,646

Total revenues	11,007	98,001	162,184	(65,527)	205,665

EXPENSES
Interest expense:
Interest expense to third parties	18,570	699	34,894	—	54,163
Interest expense to affiliates	—	42,159	8,270	(45,117)	5,312

Total interest expense	18,570	42,858	43,164	(45,117)	59,475

Administrative and operating expenses:
Fees charged by affiliates	—	12,187	23,253	(20,410)	15,030
Provision for credit losses	—	3,182	317	—	3,499
Depreciation of equipment on operating leases	—	15,058	12,113	—	27,171
Other expenses (income)	—	8,010	(1,123)	—	6,887

Total operating expenses	—	38,437	34,560	(20,410)	52,587

Total expenses	18,570	81,295	77,724	(65,527)	112,062

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(7,563)	16,706	84,460	—	93,603
Income tax (benefit) provision	(2,964)	7,741	24,966	—	29,743
Equity in income of consolidated subsidiaries accounted for under the equity method	68,041	59,076	—	(127,117)	—

NET INCOME	63,442	68,041	59,494	(127,117)	63,860
Net income attributed to noncontrolling interest	—	—	(418)	—	(418)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$63,442	$68,041	$59,076	$(127,117)	$63,442

COMPREHENSIVE INCOME	$49,795	$54,394	$48,164	$(102,140)	$50,213
Comprehensive income attributed to noncontrolling interest	—	—	(418)	—	(418)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$49,795	$54,394	$47,746	$(102,140)	$49,795

	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$3,635	$54,604	$—	$58,239
Interest and other income from affiliates	—	40,252	85,774	(30,416)	95,610
Servicing fee income	—	18,813	59	(18,566)	306
Rental income on operating leases	—	20,422	12,646	—	33,068
Other income	—	6,282	9,758	—	16,040

Total revenues	—	89,404	162,841	(48,982)	203,263

EXPENSES
Interest expense:
Interest expense to third parties	9,884	842	44,416	—	55,142
Interest expense to affiliates	66	30,873	9,651	(30,416)	10,174

Total interest expense	9,950	31,715	54,067	(30,416)	65,316

Administrative and operating expenses:
Fees charged by affiliates	—	11,583	21,731	(18,566)	14,748
Provision for credit losses	—	(14,212)	14,834	—	622
Depreciation of equipment on operating leases	—	16,499	10,434	—	26,933
Other expenses (income)	—	8,772	(1,568)	—	7,204

Total operating expenses	—	22,642	45,431	(18,566)	49,507

Total expenses	9,950	54,357	99,498	(48,982)	114,823

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(9,950)	35,047	63,343	—	88,440
Income tax (benefit) provision	(3,899)	13,097	21,679	—	30,877
Equity in income of consolidated subsidiaries accounted for under the equity method	63,250	41,300	—	(104,550)	—

NET INCOME	57,199	63,250	41,664	(104,550)	57,563
Net income attributed to noncontrolling interest	—	—	(364)	—	(364)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$57,199	$63,250	$41,300	$(104,550)	$57,199

COMPREHENSIVE INCOME	$69,437	$75,488	$53,827	$(128,951)	$69,801
Comprehensive income attributed to noncontrolling interest	—	—	(364)	—	(364)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$69,437	$75,488	$53,463	$(128,951)	$69,437

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$10,658	$229,999	$—	$240,657
Interest and other income from affiliates	7,437	178,848	354,010	(147,832)	392,463
Servicing fee income	—	82,253	137	(81,450)	940
Rental income on operating leases	—	82,280	51,526	—	133,806
Other income	—	31,495	34,643	—	66,138

Total revenues	7,437	385,534	670,315	(229,282)	834,004

EXPENSES
Interest expense:
Interest expense to third parties	48,848	6,838	163,875	—	219,561
Interest expense to affiliates	255	146,665	35,424	(147,832)	34,512

Total interest expense	49,103	153,503	199,299	(147,832)	254,073

Administrative and operating expenses:
Fees charged by affiliates	—	50,591	92,754	(81,450)	61,895
(Benefit) provision for credit losses	—	(563)	45,141	—	44,578
Depreciation of equipment on operating leases	—	65,107	42,729	—	107,836
Other expenses	1	32,999	2,929	—	35,929

Total administrative and operating expenses	1	148,134	183,553	(81,450)	250,238

Total expenses	49,104	301,637	382,852	(229,282)	504,311

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(41,667)	83,897	287,463	—	329,693
Income tax (benefit) provision	(16,327)	33,663	98,776	—	116,112
Equity in income of consolidated subsidiaries accounted for under the equity method	237,276	187,042	—	(424,318)	—

NET INCOME	211,936	237,276	188,687	(424,318)	213,581
Net income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$211,936	$237,276	$187,042	$(424,318)	$211,936

COMPREHENSIVE INCOME	$229,868	$255,208	$204,003	$(457,566)	$231,513
Comprehensive income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$229,868	$255,208	$202,358	$(457,566)	$229,868

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$17,089	$221,241	$—	$238,330
Interest and other income from affiliates	—	153,927	346,146	(118,067)	382,006
Servicing fee income	—	72,087	514	(70,854)	1,747
Rental income on operating leases	—	85,346	52,383	—	137,729
Other income	—	29,237	41,950	—	71,187

Total revenues	—	357,686	662,234	(188,921)	830,999

EXPENSES
Interest expense:
Interest expense to third parties	8,184	(755)	216,760	—	224,189
Interest expense to affiliates	190	131,869	30,653	(118,067)	44,645

Total interest expense	8,374	131,114	247,413	(118,067)	268,834

Administrative and operating expenses:
Fees charged by affiliates	—	50,055	83,744	(70,854)	62,945
Provision for credit losses	—	31,463	1,390	—	32,853
Other than temporary impairment	—	30	785	—	815
Depreciation of equipment on operating leases	—	66,279	44,035	—	110,314
Other expenses	1	29,213	6,437	—	35,651

Total administrative and operating expenses	1	177,040	136,391	(70,854)	242,578

Total expenses	8,375	308,154	383,804	(188,921)	511,412

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(8,375)	49,532	278,430	—	319,587
Income tax (benefit) provision	(3,282)	18,830	102,505	—	118,053
Equity in income of consolidated subsidiaries accounted for under the equity method	205,139	174,437	—	(379,576)	—

NET INCOME	200,046	205,139	175,925	(379,576)	201,534
Net income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$200,046	$205,139	$174,437	$(379,576)	$200,046

COMPREHENSIVE INCOME	$183,120	$188,213	$160,064	$(346,789)	$184,608
Comprehensive income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$183,120	$188,213	$158,576	$(346,789)	$183,120

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$22,272	$245,279	$—	$267,551
Interest and other income from affiliates	—	153,814	306,906	(84,337)	376,383
Gain on retail notes, wholesale receivables and commercial revolving accounts sold	—	38	—	—	38
Servicing fee income	—	68,145	1,419	(66,224)	3,340
Rental income on operating leases	—	105,844	35,145	—	140,989
Other income	—	30,695	44,555	—	75,250

Total revenues	—	380,808	633,304	(150,561)	863,551

EXPENSES
Interest expense:
Interest expense to third parties	—	20,296	212,152	—	232,448
Interest expense to affiliates	155	121,999	42,767	(84,337)	80,584

Total interest expense	155	142,295	254,919	(84,337)	313,032

Administrative and operating expenses:
Fees charged by affiliates	—	50,613	77,075	(66,224)	61,464
Provision for credit losses	—	70,981	5,413	—	76,394
Other than temporary impairment of retained interests	—	—	4,108	—	4,108
Depreciation of equipment on operating leases	—	87,838	30,010	—	117,848
Other expenses	1	27,208	15,949	—	43,158

Total administrative and operating expenses	1	236,640	132,555	(66,224)	302,972

Total expenses	156	378,935	387,474	(150,561)	616,004

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(156)	1,873	245,830	—	247,547
Income tax (benefit) provision	(62)	1,303	83,826	—	85,067
Equity in income of consolidated subsidiaries accounted for under the equity method	160,713	160,143	—	(320,856)	—

NET INCOME	160,619	160,713	162,004	(320,856)	162,480
Net income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$160,619	$160,713	$160,143	$(320,856)	$160,619

COMPREHENSIVE INCOME	$189,635	$189,729	$188,666	$(376,534)	$191,496
Comprehensive income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$189,635	$189,729	$186,805	$(376,534)	$189,635

Schedule of condensed balance sheets

	Condensed Balance Sheets as of March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$205,687	$156,548	$—	$362,235
Restricted cash	—	100	624,160	—	624,260
Receivables, less allowance for credit losses	—	1,141,832	10,112,276	—	11,254,108
Retained interests in securitized receivables	—	5,272	4,997	(4,672)	5,597
Affiliated accounts and notes receivable	1,368,814	1,581,908	1,369,035	(4,303,540)	16,217
Equipment on operating leases, net	—	470,597	327,245	—	797,842
Equipment held for sale	—	26,467	5,649	—	32,116
Investments in consolidated subsidiaries accounted for under the equity method	1,517,338	1,782,619	—	(3,299,957)	—
Goodwill and intangible assets, net	—	85,844	35,408	—	121,252
Other assets	19,382	(18,120)	68,859	—	70,121

TOTAL	$2,905,534	$5,282,206	$12,704,177	$(7,608,169)	$13,283,748

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$93,518	$4,242,214	$—	$4,335,732
Accounts payable and other accrued liabilities	29,211	1,782,604	795,772	(2,130,955)	476,632
Affiliated debt	—	1,786,288	911,002	(2,177,257)	520,033
Long-term debt	1,400,000	102,458	4,915,184	—	6,417,642

Total liabilities	1,429,211	3,764,868	10,864,172	(4,308,212)	11,750,039
Stockholder's equity	1,476,323	1,517,338	1,840,005	(3,299,957)	1,533,709

TOTAL	$2,905,534	$5,282,206	$12,704,177	$(7,608,169)	$13,283,748

	Condensed Balance Sheets as of December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$257,001	$528,912	$—	$785,913
Restricted cash	—	100	727,086	—	727,186
Receivables, less allowance for credit losses	—	1,136,838	9,595,438	—	10,732,276
Retained interests in securitized receivables	—	5,368	8,248	(4,345)	9,271
Affiliated accounts and notes receivable	1,357,013	1,970,680	1,380,472	(4,612,786)	95,379
Equipment on operating leases, net	—	430,599	323,772	—	754,371
Equipment held for sale	—	39,455	7,195	—	46,650
Investments in consolidated subsidiaries accounted for under the equity method	1,462,859	1,740,138	—	(3,202,997)	—
Goodwill and intangible assets	—	86,095	36,130	—	122,225
Other assets	21,765	(14,998)	66,491	—	73,258

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$110,557	$4,119,680	$—	$4,230,237
Accounts payable and other accrued liabilities	15,194	1,791,778	1,112,745	(2,472,419)	447,298
Affiliated debt	—	2,146,670	862,074	(2,144,712)	864,032
Long-term debt	1,400,000	139,412	4,782,139	—	6,321,551

Total liabilities	1,415,194	4,188,417	10,876,638	(4,617,131)	11,863,118
Stockholder's equity	1,426,443	1,462,859	1,797,106	(3,202,997)	1,483,411

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

	Condensed Balance Sheets as of December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$257,001	$528,912	$—	$785,913
Restricted cash	—	100	727,086	—	727,186
Receivables, less allowance for credit losses	—	1,136,838	9,595,438	—	10,732,276
Retained interests in securitized receivables	—	5,368	8,248	(4,345)	9,271
Affiliated accounts and notes receivable	1,357,013	1,970,680	1,380,472	(4,612,786)	95,379
Equipment on operating leases, net	—	430,599	323,772	—	754,371
Equipment held for sale	—	39,455	7,195	—	46,650
Investments in consolidated subsidiaries accounted for under the equity method	1,462,859	1,740,138	—	(3,202,997)	—
Goodwill and intangible assets	—	86,095	36,130	—	122,225
Other assets	21,765	(14,998)	66,491	—	73,258

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$110,557	$4,119,680	$—	$4,230,237
Accounts payable and other accrued liabilities	15,194	1,791,778	1,112,745	(2,472,419)	447,298
Affiliated debt	—	2,146,670	862,074	(2,144,712)	864,032
Long-term debt	1,400,000	139,412	4,782,139	—	6,321,551

Total liabilities	1,415,194	4,188,417	10,876,638	(4,617,131)	11,863,118
Stockholder's equity	1,426,443	1,462,859	1,797,106	(3,202,997)	1,483,411

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
Stockholder's equity	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

Schedule of condensed statements of cash flows

	Condensed Statements of Cash Flows for the Three Months Ended March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$—	$420,343	$(229,401)	$32,218	$223,160

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(3,621,374)	(4,267,662)	3,302,374	(4,586,662)
Collections of receivables	—	3,619,151	3,699,933	(3,302,047)	4,017,037
Decrease in restricted cash	—	—	100,435	—	100,435
Purchase of equipment on operating leases, net	—	(55,058)	(19,796)	—	(74,854)
Expenditures for property and equipment	—	(2)	—	—	(2)

Net cash from (used in) investing activities	—	(57,283)	(487,090)	327	(544,046)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	—	(360,382)	51,030	(32,545)	(341,897)
Net (decrease) increase in indebtedness	—	(53,992)	293,097	—	239,105

Net cash (used in) from financing activities	—	(414,374)	344,127	(32,545)	(102,792)

DECREASE IN CASH AND CASH EQUIVALENTS	—	(51,314)	(372,364)	—	(423,678)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	257,001	528,912	—	785,913

End of period	$—	$205,687	$156,548	$—	$362,235

	Condensed Statements of Cash Flows for the Three Months Ended March 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(59)	$8,227	$334,188	$5,909	$348,265

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(3,443,074)	(4,828,432)	3,952,440	(4,319,066)
Collections of receivables	—	3,620,584	4,046,775	(3,952,886)	3,714,473
Decrease in restricted cash	—	—	148,306	—	148,306
Purchase of equipment on operating leases, net	—	(129,304)	76,884	—	(52,420)
Other investing activities	—	(72)	—	—	(72)

Net cash from (used in) investing activities	—	48,134	(556,467)	(446)	(508,779)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	59	(223,219)	(18,869)	(5,463)	(247,492)
Net increase in indebtedness	—	24,683	25,941	—	50,624

Net cash from (used in) financing activities	59	(198,536)	7,072	(5,463)	(196,868)

DECREASE IN CASH AND CASH EQUIVALENTS	—	(142,175)	(215,207)	—	(357,382)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$164,033	$72,678	$—	$236,711

	Condensed Statements of Cash Flows for the Year Ended December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(740,547)	$(1,069,674)	$915,730	$1,421,072	$526,581

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(15,802,666)	(17,733,851)	13,897,290	(19,639,227)
Collections of receivables	—	15,499,698	16,703,466	(13,897,223)	18,305,941
Decrease in restricted cash	—	—	43,589	—	43,589
Purchase of equipment on operating leases, net	—	(118,412)	(91,186)	—	(209,598)
Other investing activities	—	(2,300)	(14)	—	(2,314)

Net cash from (used in) investing activities	—	(423,680)	(1,077,996)	67	(1,501,609)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(9,453)	1,543,710	(69,879)	(1,421,139)	43,239
Net increase (decrease) in indebtedness	750,000	(99,563)	473,172	—	1,123,609

Net cash from financing activities	740,547	1,444,147	403,293	(1,421,139)	1,166,848

(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(49,207)	241,027	—	191,820
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$257,001	$528,912	$—	$785,913

	Condensed Statements of Cash Flows for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(653,183)	$859,941	$235,827	$22,517	$465,102

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(14,454,152)	(15,762,983)	12,180,227	(18,036,908)
Proceeds from sales and collections of receivables	—	14,525,124	14,871,686	(12,179,172)	17,217,638
Purchase of equipment on operating leases, net	—	(84,523)	(63,813)	—	(148,336)
Other investing activities	—	(933)	1,986	—	1,053

Net cash (used in) from investing activities	—	(14,484)	(953,124)	1,055	(966,553)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,183	(683,368)	(38,753)	(23,572)	(742,510)
Net increase in indebtedness	650,000	28,832	823,430	—	1,502,262
Dividends to CNH America LLC	—	(85,000)	—	—	(85,000)

Net cash from (used in) financing activities	653,183	(739,536)	784,677	(23,572)	674,752

INCREASE IN CASH AND CASH EQUIVALENTS	—	105,921	67,380	—	173,301
CASH AND CASH EQUIVALENTS:
Beginning of period	—	200,287	220,505	—	420,792

End of period	$—	$306,208	$287,885	$—	$594,093

	Condensed Statements of Cash Flows for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(155)	$692,810	$(275,287)	$(60,341)	$357,027

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(12,375,373)	(13,766,266)	10,407,997	(15,733,642)
Proceeds from sales and collections of receivables	—	12,318,165	13,545,171	(10,407,997)	15,455,339
Decrease (increase) in restricted cash	—	1,992	(148,340)	—	(146,348)
Purchase (disposal)of equipment on operating leases, net	—	14,365	(145,406)	—	(131,041)
Other investing activities	—	(1,199)	—	—	(1,199)

Net cash from (used in) investing activities	—	(42,050)	(514,841)	—	(556,891)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	155	(314,591)	(220,583)	(20,931)	(555,950)
Net increase in indebtedness	—	4,870	1,068,721	—	1,073,591
Issuance of common stock	—	—	1	(1)	—
Redemption of paid in capital	—	—	(81,273)	81,273	—
Dividends to CNH America LLC	—	(295,000)	—	—	(295,000)

Net cash from (used in) financing activities	155	(604,721)	766,866	60,341	222,641

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	46,039	(23,262)	—	22,777
CASH AND CASH EQUIVALENTS:
Beginning of period	—	154,248	243,767	—	398,015

End of period	$—	$200,287	$220,505	$—	$420,792

SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)
Schedule of supplemental quarterly information (unaudited)

	For the Year Ended December 31, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$203,263	$206,565	$211,059	$213,117	$834,004
Interest expense	65,316	63,574	61,514	63,669	254,073
Administrative and operating expenses	49,507	57,935	62,171	80,625	250,238
Income tax provision	30,877	30,484	30,423	24,328	116,112
Net income attributable to noncontrolling interest	(364)	(388)	(474)	(419)	(1,645)

Net income attributable to CNH Capital LLC	$57,199	$54,184	$56,477	$44,076	$211,936

	For the Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$205,822	$207,683	$207,299	$210,195	$830,999
Interest expense	69,990	69,316	63,808	65,720	268,834
Administrative and operating expenses	51,347	59,468	60,375	71,388	242,578
Income tax provision	31,252	28,252	30,259	28,290	118,053
Net income attributable to noncontrolling interest	411	394	295	388	1,488

Net income attributable to CNH Capital LLC	$52,822	$50,253	$52,562	$44,409	$200,046

NATURE OF OPERATIONS (Details)	0 Months Ended
	Jul. 02, 2012 Master services agreement USD ($)	Mar. 31, 2013 Fiat Industrial	Dec. 31, 2012 Fiat Industrial	Nov. 25, 2012 Fiat Industrial	Jan. 02, 2011 Fiat Industrial	Mar. 31, 2013 Fiat Industrial Forecast EUR (€)	Dec. 31, 2012 Fiat Industrial Forecast EUR (€)
Basis of Presentation
Ownership interest in CNH		87.00%	87.00%	87.00%	89.00%
Business combination aggregate amount of capping for exercise of withdrawal and opposition rights						€ 325,000,000	€ 325,000,000
Period of agreement	5 years
Prepayment from counterparty	$ 35,000,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue Recognition
Delinquency period of accounts considered for recognition of income	120 days	120 days	120 days
Minimum account delinquency period for an account to be classified as past due	120 days	30 days	30 days
Goodwill and Intangible Assets
Amortization period of other intangible assets consisting of software		5 years

RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 Retail note receivables	Dec. 31, 2012 Retail note receivables	Dec. 31, 2011 Retail note receivables	Dec. 31, 2012 Retail note receivables Minimum	Dec. 31, 2012 Retail note receivables Maximum	Mar. 31, 2013 Wholesale receivables	Dec. 31, 2012 Wholesale receivables	Dec. 31, 2011 Wholesale receivables	Dec. 31, 2012 Wholesale receivables Maximum	Mar. 31, 2013 Finance lease receivables	Dec. 31, 2012 Finance lease receivables	Dec. 31, 2011 Finance lease receivables	Mar. 31, 2013 Restricted receivables	Dec. 31, 2012 Restricted receivables	Dec. 31, 2011 Restricted receivables	Mar. 31, 2013 Commercial revolving account receivables	Dec. 31, 2012 Commercial revolving account receivables	Dec. 31, 2011 Commercial revolving account receivables
Receivables
Gross receivables	$ 11,377,132	$ 10,854,596		$ 9,521,410			$ 554,912	$ 903,644	$ 731,807			$ 393,016	$ 88,763	$ 87,600		$ 60,244	$ 62,615	$ 53,391	$ 10,135,996	$ 9,573,535	$ 8,566,514	$ 232,964	$ 226,039	$ 82,098
Less: Unearned finance charges				(28,188)
Less: Allowance for credit losses	(123,024)	(122,320)	(103,298)	(106,673)	(118,730)	(132,271)
Total receivables, net	11,254,108	10,732,276		9,386,549
Restricted Receivables	10,135,996	9,573,535		8,566,514			6,815,091	6,376,211	5,454,279			3,303,964	3,176,410	2,884,516		16,941	20,914	47,000						180,719
Off-Book Receivables	39,051	47,367		108,476			39,051	47,367	108,476
Retained Interests	5,597	9,271		17,289			5,597	9,271	17,289
Stated original maturities										2 years	6 years				24 months
Interest-free periods															12 months
Maturities of wholesale notes and accounts, retail and other notes, and finance leases
2013		5,651,523
2014		1,708,870
2015		1,452,937
2016		1,120,601
2017 and thereafter		920,665
Total Receivables	$ 11,377,132	$ 10,854,596	$ 10,144,982	$ 9,493,222

RECEIVABLES (Details 2) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended						12 Months Ended		0 Months Ended
	Mar. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Dec. 31, 2011 U.S. USD ($)	Mar. 31, 2013 Retail receivables USD ($)	Dec. 31, 2012 Retail receivables USD ($)	Dec. 31, 2011 Retail receivables USD ($)	Dec. 31, 2012 Retail committed asset-backed facilities USD ($)	Dec. 31, 2011 Retail committed asset-backed facilities USD ($)	Oct. 15, 2012 Commercial revolving account receivables	Dec. 31, 2012 Conduit facilities renewed in March 2013 U.S. USD ($)	Dec. 31, 2012 Conduit facilities renewed in April 2013 U.S. USD ($)	Dec. 31, 2012 Conduit facilities renewed in July 2013 U.S. USD ($)	Dec. 31, 2012 Conduit facilities, senior and related subordinate interests renewable in November 2013 U.S. USD ($)	Dec. 31, 2012 Conduit facilities renewable in December 2014 Canada USD ($)	Dec. 31, 2012 Conduit facilities renewable in December 2014 Canada CAD
Receivables
Asset-backed transactions securitized								$ 3,848,008	$ 3,193,597
Outstanding amount of transactions securitized								5,994,757	5,116,695
Remaining period of transactions securitized								39 months	37 months
Maximum borrowing capacity		11,956,286	10,573,586	803,250				1,702,169			200,000	900,000	250,000	200,000	588,000	586,000
Term of notes								2 years
Off-Book Receivables	$ 39,051	$ 47,367	$ 108,476		$ 39,051	$ 47,367	$ 108,476
Period of original term of asset-backed facility										2 years
Number of conduit facilities		4
Number of private retail transactions not included in the consolidated balance sheets	3	3
Number of components of allowance for credit losses	2	2
Number of portfolio segments in which allowance for credit losses is segregated	3	3

RECEIVABLES (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended							3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Beginning balance	Dec. 31, 2010 Beginning balance	Dec. 31, 2009 Beginning balance	Dec. 31, 2009 Cumulative effect from change in accounting for consolidation of certain VIEs	Mar. 31, 2013 Retail	Mar. 31, 2012 Retail	Dec. 31, 2012 Retail	Dec. 31, 2011 Retail	Mar. 31, 2013 Wholesale	Mar. 31, 2012 Wholesale	Dec. 31, 2012 Wholesale	Dec. 31, 2011 Wholesale	Mar. 31, 2013 Other	Mar. 31, 2012 Other	Dec. 31, 2012 Other	Dec. 31, 2011 Other
Allowance for credit losses:
Beginning balance	$ 122,320	$ 106,673	$ 106,673	$ 118,730	$ 132,271	$ 106,673	$ 118,730	$ 73,181	$ 59,090	$ 102,560	$ 83,233	$ 83,233	$ 73,123	$ 11,887	$ 12,163	$ 12,163	$ 31,148	$ 7,873	$ 11,277	$ 11,277	$ 14,459
Charge-offs	(4,222)	(6,768)	(38,001)	(53,153)	(94,201)					(2,510)	(4,338)	(28,238)	(27,770)	(63)		(1,857)	(12,613)	(1,649)	(2,430)	(7,906)	(12,770)
Recoveries	1,679	2,677	8,794	9,728	8,066					795	1,856	5,206	5,850	35	58	312	447	849	763	3,276	3,431
Provision	3,499	622	44,578	32,853	76,394					1,988	488	42,135	33,353	444	(605)	1,245	(6,801)	1,067	739	1,198	6,301
Foreign currency translation and other	(252)	94	276	(1,485)	(3,800)					(215)	41	224	(1,323)	(22)	24	24	(18)	(15)	29	28	(144)
Ending balance	123,024	103,298	122,320	106,673	118,730	106,673	118,730	73,181	59,090	102,618	81,280	102,560	83,233	12,281	11,640	11,887	12,163	8,125	10,378	7,873	11,277
Ending balance: individually evaluated for impairment	33,952	49,679	37,778	52,980						24,750	40,137	28,266	42,879	9,202	9,542	9,512	10,101
Ending balance: collectively evaluated for impairment	89,072	53,619	84,542	53,693						77,868	41,143	74,294	40,354	3,079	2,098	2,375	2,062	8,125	10,378	7,873	11,277
Receivables:
Total Receivables	11,377,132	10,144,982	10,854,596	9,493,222						7,447,188	6,364,455	7,363,384	6,258,289	3,696,980	3,505,385	3,265,173	2,972,116	232,964	275,142	226,039	262,817
Ending balance: individually evaluated for impairment	99,969	144,507	109,947	130,629						46,190	78,896	48,195	73,920	53,779	65,611	61,752	56,444				265
Ending balance: collectively evaluated for impairment	$ 11,277,163	$ 10,000,475	$ 10,744,649	$ 9,362,593						$ 7,400,998	$ 6,285,559	$ 7,315,189	$ 6,184,369	$ 3,643,201	$ 3,439,774	$ 3,203,421	$ 2,915,672	$ 232,964	$ 275,142	$ 226,039	$ 262,552

RECEIVABLES (Details 4) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Financing receivable, recorded investment
Gross receivables	$ 11,377,132	$ 10,854,596	$ 10,144,982	$ 9,493,222
Retail
Financing receivable, recorded investment
Gross receivables	7,447,188	7,363,384	6,364,455	6,258,289
Retail | Titanium
Financing receivable, recorded investment
Gross receivables	4,115,705	4,038,596		3,195,785
Retail | Platinum
Financing receivable, recorded investment
Gross receivables	2,000,792	1,994,248		1,837,604
Retail | Gold
Financing receivable, recorded investment
Gross receivables	1,127,473	1,124,612		999,950
Retail | Silver
Financing receivable, recorded investment
Gross receivables	181,374	185,712		197,108
Retail | Bronze
Financing receivable, recorded investment
Gross receivables	21,844	20,216		27,842
Wholesale
Financing receivable, recorded investment
Gross receivables	3,696,980	3,265,173	3,505,385	2,972,116
Wholesale | Grade A
Financing receivable, recorded investment
Gross receivables	2,197,757	1,873,495		1,662,920
Wholesale | Grade B
Financing receivable, recorded investment
Gross receivables	1,052,448	967,849		897,914
Wholesale | Grade C
Financing receivable, recorded investment
Gross receivables	253,826	245,652		287,793
Wholesale | Grade D
Financing receivable, recorded investment
Gross receivables	$ 192,949	$ 178,177		$ 123,489

RECEIVABLES (Details 5) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Financing receivable, recorded investment
Total Past Due		$ 55,446		$ 76,058
Total Receivables	11,377,132	10,854,596	10,144,982	9,493,222
Retail
Financing receivable, recorded investment
30-59 Days Past Due		20,617		25,097
60-89 Days Past Due		5,298		7,075
Greater Than 90 Days	19,634	22,123		31,473
Total Past Due	40,165	48,038		63,645
Current	7,407,023	7,315,346		6,194,644
Total Receivables	7,447,188	7,363,384	6,364,455	6,258,289
Recorded Investment > 90 Days and Accruing	3,621	3,259		3,334
Retail | United States
Financing receivable, recorded investment
30-59 Days Past Due		18,676		21,547
60-89 Days Past Due		4,972		6,100
Greater Than 90 Days	19,566	21,736		30,720
Total Past Due	36,853	45,384		58,367
Current	6,135,927	6,047,807		5,162,963
Total Receivables	6,172,780	6,093,191		5,221,330
Recorded Investment > 90 Days and Accruing	3,583	2,994		3,257
Retail | Canada
Financing receivable, recorded investment
30-59 Days Past Due		1,941		3,550
60-89 Days Past Due		326		975
Greater Than 90 Days	68	387		753
Total Past Due	3,312	2,654		5,278
Current	1,271,096	1,267,539		1,031,681
Total Receivables	1,274,408	1,270,193		1,036,959
Recorded Investment > 90 Days and Accruing	38	265		77
Wholesale
Financing receivable, recorded investment
30-59 Days Past Due		798		1,289
60-89 Days Past Due		39		1,981
Greater Than 90 Days	668	1,363		1,105
Total Past Due	2,149	2,200		4,375
Current	3,694,831	3,262,973		2,967,741
Total Receivables	3,696,980	3,265,173	3,505,385	2,972,116
Recorded Investment > 90 Days and Accruing	221	443		418
Wholesale | United States
Financing receivable, recorded investment
30-59 Days Past Due		514		1,232
60-89 Days Past Due		28		1,967
Greater Than 90 Days	381	580		818
Total Past Due	1,687	1,122		4,017
Current	2,802,801	2,512,270		2,266,517
Total Receivables	2,804,488	2,513,392		2,270,534
Recorded Investment > 90 Days and Accruing	146	130		362
Wholesale | Canada
Financing receivable, recorded investment
30-59 Days Past Due		284		57
60-89 Days Past Due		11		14
Greater Than 90 Days	287	783		287
Total Past Due	462	1,078		358
Current	892,030	750,703		701,224
Total Receivables	892,492	751,781		701,582
Recorded Investment > 90 Days and Accruing	$ 75	$ 313		$ 56

RECEIVABLES (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Unpaid Principal Balance
Period considered for average recorded investment	4 months	4 months	13 months	13 months
Interest Income Recognized
Delinquency period of accounts considered for recognition of income	120 days		120 days	120 days
Minimum account delinquency period for an account to be classified as past due	120 days		30 days	30 days
United States
Interest Income Recognized
Receivables on nonaccrual status	69,863		87,459	107,966
Canada
Interest Income Recognized
Receivables on nonaccrual status	1,451		2,968	1,923
Retail | United States
Interest Income Recognized
Receivables on nonaccrual status	18,164		29,130	54,798
Retail | Canada
Interest Income Recognized
Receivables on nonaccrual status	30		122	676
Wholesale | United States
Interest Income Recognized
Receivables on nonaccrual status	51,699		58,329	53,168
Wholesale | Canada
Interest Income Recognized
Receivables on nonaccrual status	1,421		2,846	1,247
Individually evaluated for impairment | Retail
Recorded Investment
Total	46,190		48,195	73,920
Unpaid Principal Balance
Total	43,506		43,072	68,459
Related Allowance	24,750		28,266	42,879
Average Recorded Investment
Total	47,435	73,424	56,422	85,094
Interest Income Recognized
Total	540	603	2,853	4,669
Individually evaluated for impairment | Retail | United States
Recorded Investment
With no related allowance recorded	8,220		5,614	6,805
With an allowance recorded	37,409		42,581	66,747
Unpaid Principal Balance
With no related allowance recorded	8,165		5,597	6,791
With an allowance recorded	34,781		37,475	61,300
Related Allowance	24,750		28,266	42,861
Average Recorded Investment
With no related allowance recorded	8,370	9,804	4,671	2,741
With an allowance recorded	38,473	62,987	51,751	81,927
Interest Income Recognized
With no related allowance recorded	71	201	88	390
With an allowance recorded	432	383	2,765	4,261
Individually evaluated for impairment | Retail | Canada
Recorded Investment
With no related allowance recorded	561			303
With an allowance recorded				65
Unpaid Principal Balance
With no related allowance recorded	560			303
With an allowance recorded				65
Related Allowance				18
Average Recorded Investment
With no related allowance recorded	592	633		355
With an allowance recorded				71
Interest Income Recognized
With no related allowance recorded	37	19		9
With an allowance recorded				9
Individually evaluated for impairment | Wholesale
Recorded Investment
Total	53,779		61,752	56,444
Unpaid Principal Balance
Total	53,120		61,175	54,415
Related Allowance	9,202		9,512	10,101
Average Recorded Investment
Total	58,342	61,603	72,228	68,234
Interest Income Recognized
Total	601	459	2,579	2,379
Individually evaluated for impairment | Wholesale | United States
Recorded Investment
With an allowance recorded	52,259		58,826	55,167
Unpaid Principal Balance
With an allowance recorded	51,699		58,329	53,168
Related Allowance	8,947		9,000	9,690
Average Recorded Investment
With an allowance recorded	56,620	60,917	66,418	64,061
Interest Income Recognized
With an allowance recorded	601	459	2,301	2,226
Individually evaluated for impairment | Wholesale | Canada
Recorded Investment
With an allowance recorded	1,520		2,926	1,277
Unpaid Principal Balance
With an allowance recorded	1,421		2,846	1,247
Related Allowance	255		512	411
Average Recorded Investment
With an allowance recorded	1,722	686	5,810	4,173
Interest Income Recognized
With an allowance recorded			278	153

RECEIVABLES (Details 7) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Retail and finance lease
Troubled Debt Restructurings
Number of contracts	1,000	1,300	1,100	2,500
Pre-modification value	$ 27,105	$ 32,117	$ 40,364	$ 82,700
Post-modification value	24,437	29,862	37,850	53,300
Number of cases in which the court has determined the concession	590	644	609
Pre-modification value for cases in which the court has determined the concession	10,418	10,546	11,276
Post-modification value for cases in which the court has determined the concession	8,686	9,123	9,521
Wholesale
Troubled Debt Restructurings
Number of contracts	4	4	4	5
Pre-modification value	8,772	5,422	3,379	15,000
Post-modification value	$ 3,850	$ 1,997	$ 1,529	$ 15,000

RECEIVABLES (Details 8) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Managed Receivables
Total managed receivables	$ 11,416,183	$ 10,901,963		$ 9,601,698	$ 8,952,044
Principal More Than 30 Days Delinquent		55,446		76,058
Net Credit Losses		29,379		44,159
Comprised of receivables held in portfolio	11,377,132	10,854,596	10,144,982	9,493,222
Sold retail and other notes and finance leases	39,051	47,367		108,476
Retail and other notes and finance leases
Managed Receivables
Total managed receivables		7,636,790		6,629,582
Principal More Than 30 Days Delinquent		53,245		71,683
Net Credit Losses		27,834		31,993
Wholesale
Managed Receivables
Total managed receivables		3,265,173		2,972,116
Principal More Than 30 Days Delinquent		2,201		4,375
Net Credit Losses		$ 1,545		$ 12,166

EQUIPMENT ON OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EQUIPMENT ON OPERATING LEASES
Equipment on operating leases			$ 931,536	$ 830,607
Less residual reserve				(599)
Less accumulated depreciation			(177,165)	(182,391)
Equipment on operating leases, net	797,842		754,371	647,617
Depreciation expense	27,171	26,933	107,836	110,314	117,848
Lease payments owed to the company for equipment under non-cancelable operating leases
2013			97,177
2014			58,575
2015			23,712
2016			8,818
2017 and thereafter			1,815
Total			$ 190,097

GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the carrying amount of goodwill
Balance, beginning of year	$ 117,696	$ 116,830	$ 116,830	$ 117,651
Foreign currency translation adjustment			866	(821)
Balance, end of year	116,977		117,696	116,830	117,651
Company's intangible asset and related accumulated amortization for its software
Software			26,375	24,076
Accumulated amortization			(21,846)	(20,817)
Software, net	4,275		4,529	3,259
Amortization expense	254	263	1,010	1,106	1,273
Estimated annual amortization expense
2013			927
2014			602
2015			417
2016			268
2017			$ 107

OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER ASSETS
Deferred debt issuance costs		$ 39,539	$ 33,647
Tax receivables		6,301	71,217
Prepaid assets		5,743	7,440
Derivative assets		2,803	3,598
Property and equipment, net		150	167
Other current assets		18,722	26,038
Total other assets	$ 70,121	$ 73,258	$ 142,107

CREDIT FACILITIES AND DEBT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 CNH Global item	Dec. 31, 2012 CNH Global Minimum	Dec. 31, 2012 CNH Global Maximum	Dec. 31, 2011 U.S.	Dec. 31, 2012 Committed Asset-Backed Facilities	Dec. 31, 2011 Committed Asset-Backed Facilities	Dec. 31, 2012 Retail	Dec. 31, 2012 Retail U.S.	Dec. 31, 2011 Retail U.S.	Dec. 31, 2012 Retail U.S. Maximum	Dec. 31, 2012 Retail Canada	Dec. 31, 2011 Retail Canada	Dec. 31, 2011 Commercial Revolving Accounts	Dec. 31, 2012 Wholesale VFN U.S.	Dec. 31, 2011 Wholesale VFN U.S.	Dec. 31, 2012 Wholesale VFN Canada	Dec. 31, 2011 Wholesale VFN Canada	Dec. 31, 2012 Leases U.S.	Dec. 31, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Dec. 31, 2011 Wholesale Term U.S.	Dec. 31, 2012 Amortizing Retail Term ABS	Dec. 31, 2011 Amortizing Retail Term ABS	Dec. 31, 2012 Other ABS Financing	Dec. 31, 2011 Other ABS Financing	Apr. 30, 2012 Unsecured Facilities	Jul. 31, 2011 Unsecured Facilities	Dec. 31, 2012 Revolving credit facilities	Dec. 31, 2011 Revolving credit facilities	Dec. 31, 2012 Unsecured Debt	Dec. 31, 2011 Unsecured Debt	Dec. 31, 2012 Notes	Dec. 31, 2011 Notes	Jul. 31, 2011 Term loan	Dec. 31, 2012 Term loan	Dec. 31, 2011 Term loan	Oct. 31, 2012 3.875% unsecured notes due 2015	Nov. 30, 2011 6.25% unsecured debt due 2016
Debt
Total Facility/Debt		$ 11,956,286,000	$ 10,573,586,000				$ 803,250,000	$ 3,940,460,000	$ 3,417,250,000	$ 1,702,169,000	$ 1,200,000,000	$ 1,200,000,000		$ 502,169,000	$ 293,734,000	$ 200,000,000	$ 1,550,000,000	$ 1,150,000,000	$ 588,291,000	$ 573,516,000	$ 100,000,000	$ 6,265,826,000	$ 6,406,336,000		$ 5,924,946,000	$ 5,013,006,000	$ 340,880,000	$ 590,080,000	$ 250,000,000		$ 350,000,000	$ 100,000,000	$ 1,400,000,000	$ 650,000,000	$ 1,250,000,000	$ 500,000,000		$ 150,000,000	$ 150,000,000
Short-Term Outstanding		2,098,716,000	1,804,810,000					2,098,716,000	1,804,810,000							166,800,000	1,550,000,000	1,150,000,000	548,716,000	488,010,000
Current Maturities of Long-Term Outstanding		2,131,521,000	2,991,225,000					172,153,000	244,902,000		91,598,000	91,640,000		65,642,000	153,262,000						14,913,000	1,959,368,000	2,746,323,000	803,250,000	1,810,103,000	1,730,937,000	149,265,000	212,136,000
Long-Term Outstanding	6,417,642,000	6,321,551,000	4,587,773,000					615,093,000	277,760,000		274,149,000	277,760,000		257,658,000							83,286,000	4,306,458,000	3,660,013,000		4,114,843,000	3,282,069,000	191,615,000	377,944,000					1,400,000,000	650,000,000	1,250,000,000	500,000,000		150,000,000	150,000,000
Available		1,404,498,000	1,189,778,000					1,054,498,000	1,089,778,000		834,253,000	830,600,000		178,869,000	140,472,000	33,200,000			39,576,000	85,506,000	1,800,000										350,000,000	100,000,000
Minimum annual repayments of long-term debt
2014		2,224,556,000
2015		2,225,929,000
2016		1,608,138,000
2017		222,368,000
2018 and thereafter		40,560,000
Total	6,417,642,000	6,321,551,000	4,587,773,000					615,093,000	277,760,000		274,149,000	277,760,000		257,658,000							83,286,000	4,306,458,000	3,660,013,000		4,114,843,000	3,282,069,000	191,615,000	377,944,000					1,400,000,000	650,000,000	1,250,000,000	500,000,000		150,000,000	150,000,000
Other disclosure
Maturity period of receivables													7 years
Term of credit agreement																													3 years	5 years							5 years
Debt issued																														250,000,000							150,000,000			750,000,000	500,000,000
Interest rate margin (as a percent)																																								3.88%	6.25%
Weighted-average interest rate on total short-term debt outstanding (as a percent)		1.20%	1.70%
Weighted- average interest rate on total long-term debt outstanding (as a percent)		1.90%	2.20%
Support Agreement
Consolidated fixed charges coverage ratio					1.05
Number of preceding fiscal quarters added to the current quarter used in calculating the consolidated fixed charges coverage ratio under support agreement				3
Ownership percentage required to be maintained in the company					51.00%
Consolidated tangible net worth threshold					$ 50,000,000
Period available to cure deficiency in covenants						90 days

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sources of income before taxes
Domestic										$ 248,461	$ 243,365	$ 171,164
Foreign										81,232	76,222	76,383
INCOME BEFORE TAXES	93,603				88,440					329,693	319,587	247,547
Current income tax expense:
Domestic										80,255	40,866	31,395
Foreign										22,600	18,432	4,907
Total current income tax expense										102,855	59,298	36,302
Deferred income tax expense (benefit):
Domestic										15,848	55,790	39,490
Foreign										(2,591)	2,965	9,275
Total deferred income tax expense	3,301				14,006					13,257	58,755	48,765
Total tax provision	$ 29,743	$ 24,328	$ 30,423	$ 30,484	$ 30,877	$ 28,290	$ 30,259	$ 28,252	$ 31,252	$ 116,112	$ 118,053	$ 85,067
Reconciliation of statutory and effective income tax rate
Tax provision at statutory rate (as a percent)	35.00%									35.00%	35.00%	35.00%
State and foreign taxes (as a percent)										0.30%	1.80%	3.50%
Tax contingencies (as a percent)										(0.30%)	0.50%	(4.00%)
Tax credits and incentives (as a percent)										(0.30%)	(0.20%)	(0.20%)
Tax rate and legislative changes (as a percent)										0.70%		(0.10%)
Other (as a percent)										(0.20%)	(0.20%)	0.20%
Total tax provision effective rate (as a percent)	31.80%				34.90%					35.20%	36.90%	34.40%

INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of net deferred tax assets
Pension, postretirement and post employment benefits	$ 3,375	$ 4,066
Marketing and sales incentive programs	56,878	53,969
Allowance for credit losses	43,166	36,349
Other accrued liabilities	23,781	32,028
Tax loss and tax credit carry forwards	8,480	8,753
Total deferred tax assets	135,680	135,165
Deferred tax liabilities:
Equipment on operating lease	183,574	167,971
Net deferred tax (liability) asset, net	$ (47,894)	$ (32,806)

INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the gross amounts of tax contingencies at the beginning and end of the year
Balance, beginning of year	$ 5,830	$ 6,907	$ 4,848	$ 15,385
Additions based on tax positions related to the current year			2,239
Reductions for tax positions of prior years		(119)	(180)	(8,276)
Settlements		(958)		(2,261)
Balance, end of year		5,830	6,907	4,848
Unrecognized tax benefits
Amount of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate		1,200
Interest and penalties related to unrecognized tax benefits		(527)	352	(17,580)
Expected future payment of interest and penalties accrued related to unrecognized tax benefits		2,793	3,233	3,271
Income tax examinations
Undistributed earnings of non-U.S. subsidiaries		320,000
Reduction of the active financing income	(2,671)	2,671
Minimum
Income tax examinations
Effect on annual cash flows due to potential tax deficiency assessments		3,000
Maximum
Income tax examinations
Effect on annual cash flows due to potential tax deficiency assessments		$ 4,000

FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS
Maximum length of time of interest rate derivative instruments designated in cash flow hedge relationships	49 months	52 months
After-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months	$ 3,613	$ 3,786

FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INSTRUMENTS
Total notional amount of interest rate derivatives	$ 2,497,777		$ 1,926,633	$ 1,602,710
Thirteen-month average notional amounts of interest rate derivatives			3,166,466	3,901,033
Derivative assets designated as hedging instruments, classified in other assets				80
Derivative liabilities designated as hedging instruments, classified in accounts payable and other accrued liabilities	229			19
Interest rate derivatives, derivative assets not designated as hedging instruments, classified in other assets	3,720		2,788	3,518
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in other assets			15
Derivative assets not designated as hedging instruments, classified in other assets	3,720		2,803	3,518
Interest rate derivatives, derivative not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,720		2,744	3,585
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in accounts payable and other accrued liabilities			20
Derivative liabilities not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,720		2,764	3,585
Fair Value Hedges, Other expenses					(3,499)
Cash Flow Hedges, Recognized in accumulated other comprehensive income (effective portion), Interest rate derivatives	(220)	(310)	(254)	(19,818)	(26,268)
Cash Flow Hedges, Reclassified from accumulated other comprehensive income (effective portion), Interest rate derivatives - Interest expense to third parties	(1,556)	(1,991)	(6,971)	(17,191)	(33,925)
Cash Flow Hedges, Recognized directly in income (ineffective portion), Interest rate derivatives - Other expenses		26	20	(278)	(552)
Interest rate derivatives, other expenses, not designated as hedges	69	(47)	(53)	(751)
Foreign exchange contracts, other expenses, not designated as hedges			$ 5

FINANCIAL INSTRUMENTS (Details 3) (Retained interests for securitizations, Level 3, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Retained interests for securitizations | Level 3
Retained Interests in Securitized Assets
Retained interests	$ 9,271	$ 17,289

FINANCIAL INSTRUMENTS (Details 4) (Recurring, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 2
Assets
Interest rate derivatives	$ 3,720	$ 2,788	$ 3,438
Foreign exchange contracts		15
Total assets	3,720	2,803	3,438
Liabilities
Interest rate derivatives	3,949	2,744	3,459
Foreign exchange contracts		20
Total liabilities	3,949	2,764	3,459
Level 3
Assets
Interest rate derivatives			160
Retained interests	5,597	9,271	17,289
Total assets	5,597	9,271	17,449
Liabilities
Interest rate derivatives			145
Total liabilities			145
Total
Assets
Interest rate derivatives	3,720	2,788	3,598
Foreign exchange contracts		15
Retained interests	5,597	9,271	17,289
Total assets	9,317	12,074	20,887
Liabilities
Interest rate derivatives	3,949	2,744	3,604
Foreign exchange contracts		20
Total liabilities	$ 3,949	$ 2,764	$ 3,604

FINANCIAL INSTRUMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retained Interests
Changes in Level 3 fair-value category
Balance at the beginning of the period	$ 9,271	$ 17,289	$ 17,289	$ 37,914	$ 968,371
Impact from accounting change					(475,302)
Total gains or losses (realized/unrealized) included in earnings	105	693	1,005	299	1,130
Total gains or losses (realized/unrealized) included in other comprehensive (loss) income	(426)	281	1,635	1,183	5,706
Settlements	(3,353)	(5,240)	(10,658)	(22,107)	(67,954)
Balance at the end of the period	5,597	13,023	9,271	17,289	37,914
Retained Interests | Collateralized wholesale receivables
Changes in Level 3 fair-value category
Impact from accounting change					(394,037)
Derivative Financial Instruments
Changes in Level 3 fair-value category
Balance at the beginning of the period		15	15	(5,375)	(1,645)
Impact from accounting change					(24,316)
Total gains or losses (realized/unrealized) included in earnings		65	65	5,390	20,586
Total gains or losses (realized/unrealized) included in other comprehensive (loss) income		(80)	(80)
Balance at the end of the period				$ 15	$ (5,375)

FINANCIAL INSTRUMENTS (Details 6) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Not Carried at Fair Value
Receivables	$ 11,254,108	$ 10,732,276	$ 9,386,549
Affiliated debt	520,033	864,032	819,270
Long-term debt	6,417,642	6,321,551	4,587,773
Carrying Amount
Financial Instruments Not Carried at Fair Value
Receivables	11,254,108	10,732,276	9,386,549
Affiliated debt		864,032	819,270
Long-term debt	6,417,642	6,321,551	4,587,773
Estimated Fair Value
Financial Instruments Not Carried at Fair Value
Receivables	11,330,725	11,074,646	9,710,124
Affiliated debt		864,032	823,028
Long-term debt	$ 6,583,502	$ 6,451,544	$ 4,648,139

ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative foreign currency translation adjustment		$ 58,920	$ 43,836
Pension liability adjustment net of taxes of $3,286 and $3,267, respectively		(5,548)	(5,394)
Unrealized gains on retained interests net of taxes of $1,136 and $1,959, respectively		1,876	3,234
Unrealized loss on derivative financial instruments net of taxes of $4,619 and $6,957, respectively		(8,600)	(12,960)
Total	33,001	46,648	28,716
Tax on pension liability adjustment		3,286	3,267
Tax on unrealized gains on retained interests		1,136	1,959
Tax on unrealized loss on derivative financial instruments		$ 4,619	$ 6,957

SEGMENT AND GEOGRAPHICAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment And Geographical Information
Revenues	$ 205,665	$ 213,117	$ 211,059	$ 206,565	$ 203,263	$ 210,195	$ 207,299	$ 207,683	$ 205,822	$ 834,004	$ 830,999	$ 863,551
Interest expense	59,475	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	254,073	268,834	313,032
Segment net income	63,860				57,563					213,581	201,534	162,480
Depreciation and amortization	27,433				27,218					108,902	111,546	119,287
Expenditures for equipment on operating leases and for non-lease assets	132,478				98,590					459,477	386,361	356,902
Provision for credit losses	3,499				622					44,578	32,853	76,394
Additional disclosures
Segment assets	13,283,748	13,346,529				11,901,151				13,346,529	11,901,151	10,883,489
Total managed receivables	11,416,183	10,901,963				9,601,698				10,901,963	9,601,698	8,952,044
United States
Segment And Geographical Information
Revenues	159,206				157,099					644,900	641,252	681,698
Interest expense	48,623				50,599					202,208	207,657	255,316
Segment net income	40,601				43,218					152,854	146,709	100,291
Depreciation and amortization	19,387				19,235					76,145	78,568	90,041
Expenditures for equipment on operating leases and for non-lease assets	112,725				76,614					355,076	292,823	268,593
Provision for credit losses	3,940				351					33,875	28,974	74,370
Additional disclosures
Segment assets	10,889,087	11,016,740				9,654,594				11,016,740	9,654,594	8,683,991
Total managed receivables	9,219,431	8,849,079				7,827,253				8,849,079	7,827,253	7,214,953
Canada
Segment And Geographical Information
Revenues	47,726				46,164					192,196	189,747	181,853
Interest expense	12,119				14,717					54,957	61,177	57,716
Segment net income	23,259				14,345					60,727	54,825	62,219
Depreciation and amortization	8,046				7,983					32,757	32,978	29,246
Expenditures for equipment on operating leases and for non-lease assets	19,753				21,976					104,401	93,538	88,309
Provision for credit losses	(441)				271					10,703	3,879	2,024
Additional disclosures
Segment assets	2,610,540	2,555,140				2,358,198				2,555,140	2,358,198	2,307,319
Total managed receivables	2,196,752	2,052,884				1,774,445				2,052,884	1,774,445	1,737,091
Eliminations
Segment And Geographical Information
Revenues	(1,267)									(3,092)
Interest expense	(1,267)									(3,092)
Segment net income												(30)
Additional disclosures
Segment assets	$ (215,879)	$ (225,351)				$ (111,641)				$ (225,351)	$ (111,641)	$ (107,821)

RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Total interest and other income from affiliates	$ 98,027	$ 95,610	$ 392,463	$ 382,006	$ 376,383
Affiliated receivables	16,217		95,379	193,917
Affiliated debt	520,033		864,032	819,270
Other information
Accounts payable and other accrued liabilities payable to related parties	97,826		15,418	24,221
Interest expense to related affiliates	5,312	10,174	34,512	44,645	80,584
CNH North America
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Wholesale subsidy	34,002	33,683	148,997	135,294	115,353
Retail subsidy	54,976	53,343	209,952	216,544	227,208
Operating lease subsidy	8,235	7,274	30,376	26,518	22,273
Lending funds		352	352	1,700	10,329
CNH America
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of accounts and notes receivable (as a percent)			0.00%	2.50%
Rate of debt due (as a percent)			3.21%
Affiliated receivables	2,142		64,708	65,335
Affiliated debt	416,274		788,381	525,927
CNH America | Minimum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)				2.50%
CNH America | Maximum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)				3.18%
CNH Canada Ltd.
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of accounts and notes receivable (as a percent)			0.00%	1.33%
Rate of debt due (as a percent)			4.05%
Affiliated receivables	1,016		17,797	115,816
Affiliated debt	98,759		60,651
CNH Canada Ltd. | CNH Capital Canada Ltd
Other information
Shares of preferred stock owned by affiliated entity	76,618,488		76,618,488
Reference rate for dividends	12-month LIBOR		LIBOR
Margin on reference rate for dividends (as a percent)	1.20%		1.20%
Other affiliates
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Wholesale subsidy	814	957	2,784	1,928
Lending funds		1	2	22	1,220
Rate of accounts and notes receivable (as a percent)			0.00%	2.50%
Affiliated receivables	13,059		12,874	12,766
Fiat
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Affiliated debt	$ 5,000		$ 15,000	$ 293,343
Fiat | Minimum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)			5.78%	3.38%
Fiat | Maximum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)			5.83%	7.00%

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Payment guarantees on the financial debt of various CNH European affiliates	$ 258,425	$ 266,805
Commercial revolving accounts
Commitments
Total credit limit	3,956,612	3,946,496
Utilized	228,464	221,274
Not Utilized	3,728,148	3,725,222
Wholesale and dealer financing
Commitments
Total credit limit	5,528,361	5,570,870
Utilized	3,619,690	3,135,945
Not Utilized	$ 1,908,671	$ 2,434,925

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Interest income on retail and other notes and finance leases	$ 60,733				$ 58,239					$ 240,657	$ 238,330	$ 267,551
Interest and other income from affiliates	98,027				95,610					392,463	382,006	376,383
Gain on retail notes, wholesale receivables and commercial revolving accounts sold												38
Servicing fee income	132				306					940	1,747	3,340
Rental income on operating leases	33,127				33,068					133,806	137,729	140,989
Other income	13,646				16,040					66,138	71,187	75,250
Total revenues	205,665	213,117	211,059	206,565	203,263	210,195	207,299	207,683	205,822	834,004	830,999	863,551
Interest expense:
Interest expense to third parties	54,163				55,142					219,561	224,189	232,448
Interest expense to affiliates	5,312				10,174					34,512	44,645	80,584
Total interest expense	59,475	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	254,073	268,834	313,032
Administrative and operating expenses:
Fees charged by affiliates	15,030				14,748					61,895	62,945	61,464
(Benefit) provision for credit losses	3,499				622					44,578	32,853	76,394
Other than temporary impairment of retained interests											815	4,108
Depreciation of equipment on operating leases	27,171				26,933					107,836	110,314	117,848
Other expenses	6,887				7,204					35,929	35,651	43,158
Total administrative and operating expenses	52,587	80,625	62,171	57,935	49,507	71,388	60,375	59,468	51,347	250,238	242,578	302,972
Total expenses	112,062				114,823					504,311	511,412	616,004
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	93,603				88,440					329,693	319,587	247,547
Income tax (benefit) provision	29,743	24,328	30,423	30,484	30,877	28,290	30,259	28,252	31,252	116,112	118,053	85,067
NET INCOME	63,860				57,563					213,581	201,534	162,480
Net income attributed to noncontrolling interest	(418)	(419)	(474)	(388)	(364)	(388)	(295)	(394)	(411)	(1,645)	(1,488)	(1,861)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	63,442	44,076	56,477	54,184	57,199	44,409	52,562	50,253	52,822	211,936	200,046	160,619
COMPREHENSIVE INCOME	50,213				69,801					231,513	184,608	191,496
Comprehensive income attributed to noncontrolling interest	(418)				(364)					(1,645)	(1,488)	(1,861)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	49,795				69,437					229,868	183,120	189,635
CNH Capital LLC
REVENUES
Interest and other income from affiliates	11,007									7,437
Total revenues	11,007									7,437
Interest expense:
Interest expense to third parties	18,570				9,884					48,848	8,184
Interest expense to affiliates					66					255	190	155
Total interest expense	18,570				9,950					49,103	8,374	155
Administrative and operating expenses:
Other expenses										1	1	1
Total administrative and operating expenses										1	1	1
Total expenses	18,570				9,950					49,104	8,375	156
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(7,563)				(9,950)					(41,667)	(8,375)	(156)
Income tax (benefit) provision	(2,964)				(3,899)					(16,327)	(3,282)	(62)
Equity in income of consolidated subsidiaries accounted for under the equity method	68,041				63,250					237,276	205,139	160,713
NET INCOME	63,442				57,199					211,936	200,046	160,619
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	63,442				57,199					211,936	200,046	160,619
COMPREHENSIVE INCOME	49,795				69,437					229,868	183,120	189,635
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	49,795				69,437					229,868	183,120	189,635
Guarantor Entities
REVENUES
Interest income on retail and other notes and finance leases	2,374				3,635					10,658	17,089	22,272
Interest and other income from affiliates	44,867				40,252					178,848	153,927	153,814
Gain on retail notes, wholesale receivables and commercial revolving accounts sold												38
Servicing fee income	20,513				18,813					82,253	72,087	68,145
Rental income on operating leases	18,803				20,422					82,280	85,346	105,844
Other income	11,444				6,282					31,495	29,237	30,695
Total revenues	98,001				89,404					385,534	357,686	380,808
Interest expense:
Interest expense to third parties	699				842					6,838	(755)	20,296
Interest expense to affiliates	42,159				30,873					146,665	131,869	121,999
Total interest expense	42,858				31,715					153,503	131,114	142,295
Administrative and operating expenses:
Fees charged by affiliates	12,187				11,583					50,591	50,055	50,613
(Benefit) provision for credit losses	3,182				(14,212)					(563)	31,463	70,981
Other than temporary impairment of retained interests											30
Depreciation of equipment on operating leases	15,058				16,499					65,107	66,279	87,838
Other expenses	8,010				8,772					32,999	29,213	27,208
Total administrative and operating expenses	38,437				22,642					148,134	177,040	236,640
Total expenses	81,295				54,357					301,637	308,154	378,935
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	16,706				35,047					83,897	49,532	1,873
Income tax (benefit) provision	7,741				13,097					33,663	18,830	1,303
Equity in income of consolidated subsidiaries accounted for under the equity method	59,076				41,300					187,042	174,437	160,143
NET INCOME	68,041				63,250					237,276	205,139	160,713
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	68,041				63,250					237,276	205,139	160,713
COMPREHENSIVE INCOME	54,394				75,488					255,208	188,213	189,729
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	54,394				75,488					255,208	188,213	189,729
CNH Capital America LLC
Condensed Statements of Comprehensive Income
Ownership percentage	100.00%	100.00%								100.00%
New Holland Credit Company LLC
Condensed Statements of Comprehensive Income
Ownership percentage	100.00%	100.00%								100.00%
All Other Subsidiaries
REVENUES
Interest income on retail and other notes and finance leases	58,359				54,604					229,999	221,241	245,279
Interest and other income from affiliates	87,270				85,774					354,010	346,146	306,906
Servicing fee income	29				59					137	514	1,419
Rental income on operating leases	14,324				12,646					51,526	52,383	35,145
Other income	2,202				9,758					34,643	41,950	44,555
Total revenues	162,184				162,841					670,315	662,234	633,304
Interest expense:
Interest expense to third parties	34,894				44,416					163,875	216,760	212,152
Interest expense to affiliates	8,270				9,651					35,424	30,653	42,767
Total interest expense	43,164				54,067					199,299	247,413	254,919
Administrative and operating expenses:
Fees charged by affiliates	23,253				21,731					92,754	83,744	77,075
(Benefit) provision for credit losses	317				14,834					45,141	1,390	5,413
Other than temporary impairment of retained interests											785	4,108
Depreciation of equipment on operating leases	12,113				10,434					42,729	44,035	30,010
Other expenses	(1,123)				(1,568)					2,929	6,437	15,949
Total administrative and operating expenses	34,560				45,431					183,553	136,391	132,555
Total expenses	77,724				99,498					382,852	383,804	387,474
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	84,460				63,343					287,463	278,430	245,830
Income tax (benefit) provision	24,966				21,679					98,776	102,505	83,826
NET INCOME	59,494				41,664					188,687	175,925	162,004
Net income attributed to noncontrolling interest	(418)				(364)					(1,645)	(1,488)	(1,861)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	59,076				41,300					187,042	174,437	160,143
COMPREHENSIVE INCOME	48,164				53,827					204,003	160,064	188,666
Comprehensive income attributed to noncontrolling interest	(418)				(364)					(1,645)	(1,488)	(1,861)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	47,746				53,463					202,358	158,576	186,805
Eliminations
REVENUES
Interest and other income from affiliates	(45,117)				(30,416)					(147,832)	(118,067)	(84,337)
Servicing fee income	(20,410)				(18,566)					(81,450)	(70,854)	(66,224)
Total revenues	(65,527)				(48,982)					(229,282)	(188,921)	(150,561)
Interest expense:
Interest expense to affiliates	(45,117)				(30,416)					(147,832)	(118,067)	(84,337)
Total interest expense	(45,117)				(30,416)					(147,832)	(118,067)	(84,337)
Administrative and operating expenses:
Fees charged by affiliates	(20,410)				(18,566)					(81,450)	(70,854)	(66,224)
Total administrative and operating expenses	(20,410)				(18,566)					(81,450)	(70,854)	(66,224)
Total expenses	(65,527)				(48,982)					(229,282)	(188,921)	(150,561)
Equity in income of consolidated subsidiaries accounted for under the equity method	(127,117)				(104,550)					(424,318)	(379,576)	(320,856)
NET INCOME	(127,117)				(104,550)					(424,318)	(379,576)	(320,856)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	(127,117)				(104,550)					(424,318)	(379,576)	(320,856)
COMPREHENSIVE INCOME	(102,140)				(128,951)					(457,566)	(346,789)	(376,534)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ (102,140)				$ (128,951)					$ (457,566)	$ (346,789)	$ (376,534)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 362,235	$ 785,913	$ 236,711	$ 594,093	$ 420,792	$ 398,015
Restricted cash	624,260	727,186		767,359
Receivables, less allowance for credit losses	11,254,108	10,732,276		9,386,549
Retained interests in securitized receivables	5,597	9,271		17,289
Affiliated accounts and notes receivable	16,217	95,379		193,917
Equipment on operating leases, net	797,842	754,371		647,617
Equipment held for sale	32,116	46,650		32,131
Goodwill and intangible assets	121,252	122,225		120,089
Other assets	70,121	73,258		142,107
TOTAL	13,283,748	13,346,529		11,901,151	10,883,489
Liabilities:
Short-term debt, including current maturities of long-term debt	4,335,732	4,230,237		4,796,035
Accounts payable and other accrued liabilities	476,632	447,298		450,828
Affiliated debt	520,033	864,032		819,270
Long-term debt	6,417,642	6,321,551		4,587,773
Total liabilities	11,750,039	11,863,118		10,653,906
Stockholder's equity	1,533,709	1,483,411	1,317,046	1,247,245	1,147,637	1,294,588
TOTAL	13,283,748	13,346,529		11,901,151
CNH Capital LLC
ASSETS
Affiliated accounts and notes receivable	1,368,814	1,357,013		641,566
Investments in consolidated subsidiaries accounted for under the equity method	1,517,338	1,462,859		1,203,432
Other assets	19,382	21,765		13,588
TOTAL	2,905,534	2,841,637		1,858,586
Liabilities:
Accounts payable and other accrued liabilities	29,211	15,194		6,777
Affiliated debt				9,453
Long-term debt	1,400,000	1,400,000		650,000
Total liabilities	1,429,211	1,415,194		666,230
Stockholder's equity	1,476,323	1,426,443		1,192,356
TOTAL	2,905,534	2,841,637		1,858,586
Guarantor Entities
ASSETS
Cash and cash equivalents	205,687	257,001	164,033	306,208	200,287	154,248
Restricted cash	100	100		100
Receivables, less allowance for credit losses	1,141,832	1,136,838		834,392
Retained interests in securitized receivables	5,272	5,368		6,464
Affiliated accounts and notes receivable	1,581,908	1,970,680		1,184,507
Equipment on operating leases, net	470,597	430,599		377,294
Equipment held for sale	26,467	39,455		27,106
Investments in consolidated subsidiaries accounted for under the equity method	1,782,619	1,740,138		1,567,061
Goodwill and intangible assets	85,844	86,095		84,720
Other assets	(18,120)	(14,998)		33,283
TOTAL	5,282,206	5,651,276		4,421,135
Liabilities:
Short-term debt, including current maturities of long-term debt	93,518	110,557		160,200
Accounts payable and other accrued liabilities	1,782,604	1,791,778		2,265,212
Affiliated debt	1,786,288	2,146,670		602,960
Long-term debt	102,458	139,412		189,331
Total liabilities	3,764,868	4,188,417		3,217,703
Stockholder's equity	1,517,338	1,462,859		1,203,432
TOTAL	5,282,206	5,651,276		4,421,135
All Other Subsidiaries
ASSETS
Cash and cash equivalents	156,548	528,912	72,678	287,885	220,505	243,767
Restricted cash	624,160	727,086		767,259
Receivables, less allowance for credit losses	10,112,276	9,595,438		8,552,157
Retained interests in securitized receivables	4,997	8,248		15,103
Affiliated accounts and notes receivable	1,369,035	1,380,472		1,436,347
Equipment on operating leases, net	327,245	323,772		270,323
Equipment held for sale	5,649	7,195		5,025
Goodwill and intangible assets	35,408	36,130		35,369
Other assets	68,859	66,491		95,236
TOTAL	12,704,177	12,673,744		11,464,704
Liabilities:
Short-term debt, including current maturities of long-term debt	4,242,214	4,119,680		4,635,835
Accounts payable and other accrued liabilities	795,772	1,112,745		528,047
Affiliated debt	911,002	862,074		930,430
Long-term debt	4,915,184	4,782,139		3,748,442
Total liabilities	10,864,172	10,876,638		9,842,754
Stockholder's equity	1,840,005	1,797,106		1,621,950
TOTAL	12,704,177	12,673,744		11,464,704
Eliminations
ASSETS
Retained interests in securitized receivables	(4,672)	(4,345)		(4,278)
Affiliated accounts and notes receivable	(4,303,540)	(4,612,786)		(3,068,503)
Investments in consolidated subsidiaries accounted for under the equity method	(3,299,957)	(3,202,997)		(2,770,493)
TOTAL	(7,608,169)	(7,820,128)		(5,843,274)
Liabilities:
Accounts payable and other accrued liabilities	(2,130,955)	(2,472,419)		(2,349,208)
Affiliated debt	(2,177,257)	(2,144,712)		(723,573)
Total liabilities	(4,308,212)	(4,617,131)		(3,072,781)
Stockholder's equity	(3,299,957)	(3,202,997)		(2,770,493)
TOTAL	$ (7,608,169)	$ (7,820,128)		$ (5,843,274)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	$ 223,160	$ 348,265	$ 526,581	$ 465,102	$ 357,027
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(4,586,662)	(4,319,066)	(19,639,227)	(18,036,908)	(15,733,642)
Proceeds from sales and collections of receivables			18,305,941	17,217,638	15,455,339
Decrease (increase) in restricted cash	100,435	148,306	43,589		(146,348)
Purchase (disposal) of equipment on operating leases, net	(74,854)	(52,420)	(209,598)	(148,336)	(131,041)
Other investing activities		(72)	(2,314)	1,053	(1,199)
Net cash used in investing activities	(544,046)	(508,779)	(1,501,609)	(966,553)	(556,891)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(341,897)	(247,492)	43,239	(742,510)	(555,950)
Net increase (decrease) in indebtedness	239,105	50,624	1,123,609	1,502,262	1,073,591
Dividends to CNH America LLC				(85,000)	(295,000)
Net cash from financing activities	(102,792)	(196,868)	1,166,848	674,752	222,641
INCREASE IN CASH AND CASH EQUIVALENTS	(423,678)	(357,382)	191,820	173,301	22,777
CASH AND CASH EQUIVALENTS
Beginning of year	785,913	594,093	594,093	420,792	398,015
End of year	362,235	236,711	785,913	594,093	420,792
CNH Capital LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities		(59)	(740,547)	(653,183)	(155)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity		59	(9,453)	3,183	155
Net increase (decrease) in indebtedness			750,000	650,000
Net cash from financing activities		59	740,547	653,183	155
Guarantor Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	420,343	8,227	(1,069,674)	859,941	692,810
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(3,621,374)	(3,443,074)	(15,802,666)	(14,454,152)	(12,375,373)
Proceeds from sales and collections of receivables			15,499,698	14,525,124	12,318,165
Decrease (increase) in restricted cash					1,992
Purchase (disposal) of equipment on operating leases, net	(55,058)	(129,304)	(118,412)	(84,523)	14,365
Other investing activities		(72)	(2,300)	(933)	(1,199)
Net cash used in investing activities	(57,283)	48,134	(423,680)	(14,484)	(42,050)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(360,382)	(223,219)	1,543,710	(683,368)	(314,591)
Net increase (decrease) in indebtedness	(53,992)	24,683	(99,563)	28,832	4,870
Dividends to CNH America LLC				(85,000)	(295,000)
Net cash from financing activities	(414,374)	(198,536)	1,444,147	(739,536)	(604,721)
INCREASE IN CASH AND CASH EQUIVALENTS	(51,314)	(142,175)	(49,207)	105,921	46,039
CASH AND CASH EQUIVALENTS
Beginning of year	257,001	306,208	306,208	200,287	154,248
End of year	205,687	164,033	257,001	306,208	200,287
All Other Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	(229,401)	334,188	915,730	235,827	(275,287)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(4,267,662)	(4,828,432)	(17,733,851)	(15,762,983)	(13,766,266)
Proceeds from sales and collections of receivables			16,703,466	14,871,686	13,545,171
Decrease (increase) in restricted cash	100,435	148,306	43,589		(148,340)
Purchase (disposal) of equipment on operating leases, net	(19,796)	76,884	(91,186)	(63,813)	(145,406)
Other investing activities			(14)	1,986
Net cash used in investing activities	(487,090)	(556,467)	(1,077,996)	(953,124)	(514,841)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	51,030	(18,869)	(69,879)	(38,753)	(220,583)
Net increase (decrease) in indebtedness	293,097	25,941	473,172	823,430	1,068,721
Issuance of common stock					1
Redemption of paid in capital					(81,273)
Net cash from financing activities	344,127	7,072	403,293	784,677	766,866
INCREASE IN CASH AND CASH EQUIVALENTS	(372,364)	(215,207)	241,027	67,380	(23,262)
CASH AND CASH EQUIVALENTS
Beginning of year	528,912	287,885	287,885	220,505	243,767
End of year	156,548	72,678	528,912	287,885	220,505
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	32,218	5,909	1,421,072	22,517	(60,341)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	3,302,374	3,952,440	13,897,290	12,180,227	10,407,997
Proceeds from sales and collections of receivables			(13,897,223)	(12,179,172)	(10,407,997)
Net cash used in investing activities	327	(446)	67	1,055
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(32,545)	(5,463)	(1,421,139)	(23,572)	(20,931)
Issuance of common stock					(1)
Redemption of paid in capital					81,273
Net cash from financing activities	$ (32,545)	$ (5,463)	$ (1,421,139)	$ (23,572)	$ 60,341

SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)
Revenues	$ 205,665	$ 213,117	$ 211,059	$ 206,565	$ 203,263	$ 210,195	$ 207,299	$ 207,683	$ 205,822	$ 834,004	$ 830,999	$ 863,551
Interest expense	59,475	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	254,073	268,834	313,032
Administrative and operating expenses	52,587	80,625	62,171	57,935	49,507	71,388	60,375	59,468	51,347	250,238	242,578	302,972
Income tax provision	29,743	24,328	30,423	30,484	30,877	28,290	30,259	28,252	31,252	116,112	118,053	85,067
Net income attributed to noncontrolling interest	418	419	474	388	364	388	295	394	411	1,645	1,488	1,861
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 63,442	$ 44,076	$ 56,477	$ 54,184	$ 57,199	$ 44,409	$ 52,562	$ 50,253	$ 52,822	$ 211,936	$ 200,046	$ 160,619

RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS (Details) (Unsecured Debt Securities, USD $) In Thousands, unless otherwise specified	1 Months Ended
Nov. 30, 2011
Unsecured Debt Securities
Retrospective adoption of accounting standards
Debt issued	$ 500,000
Interest rate (as a percent)	6.25%

SUBSEQUENT EVENT (Details) (Subsequent event, Asset-backed notes, USD $) In Thousands, unless otherwise specified	0 Months Ended
Feb. 21, 2013
Subsequent event | Asset-backed notes
SUBSEQUENT EVENT
Debt instrument issued amount	$ 1,252,282

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Interest income on retail and other notes and finance leases	$ 60,733				$ 58,239					$ 240,657	$ 238,330	$ 267,551
Interest and other income from affiliates	98,027				95,610					392,463	382,006	376,383
Servicing fee income	132				306					940	1,747	3,340
Rental income on operating leases	33,127				33,068					133,806	137,729	140,989
Other income	13,646				16,040					66,138	71,187	75,250
Total revenues	205,665	213,117	211,059	206,565	203,263	210,195	207,299	207,683	205,822	834,004	830,999	863,551
Interest expense:
Interest expense to third parties	54,163				55,142					219,561	224,189	232,448
Interest expense to affiliates	5,312				10,174					34,512	44,645	80,584
Total interest expense	59,475	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	254,073	268,834	313,032
Administrative and operating expenses:
Fees charged by affiliates	15,030				14,748					61,895	62,945	61,464
Provision for credit losses	3,499				622					44,578	32,853	76,394
Depreciation of equipment on operating leases	27,171				26,933					107,836	110,314	117,848
Other expenses	6,887				7,204					35,929	35,651	43,158
Total administrative and operating expenses	52,587	80,625	62,171	57,935	49,507	71,388	60,375	59,468	51,347	250,238	242,578	302,972
Total expenses	112,062				114,823					504,311	511,412	616,004
INCOME BEFORE TAXES	93,603				88,440					329,693	319,587	247,547
Income tax provision	29,743	24,328	30,423	30,484	30,877	28,290	30,259	28,252	31,252	116,112	118,053	85,067
NET INCOME	63,860				57,563					213,581	201,534	162,480
Net income attributed to noncontrolling interest	(418)	(419)	(474)	(388)	(364)	(388)	(295)	(394)	(411)	(1,645)	(1,488)	(1,861)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 63,442	$ 44,076	$ 56,477	$ 54,184	$ 57,199	$ 44,409	$ 52,562	$ 50,253	$ 52,822	$ 211,936	$ 200,046	$ 160,619

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
NET INCOME	$ 63,860	$ 57,563	$ 213,581	$ 201,534	$ 162,480
Other comprehensive income (loss):
Foreign currency translation adjustment	(13,751)	11,639	15,084	(12,012)	20,260
Pension liability adjustment (net of tax benefit (expense) of $19, $178 and ($301), respectively)	113	95	(154)	(388)	486
Unrealized gains (losses) on retained interests (net of tax benefit (expense) of $823, $1,739 and ($2,112), respectively)	(851)	(548)	(1,358)	(2,602)	3,407
Net change in derivative financial instruments	842	1,052
Total other comprehensive income (loss)	(13,647)	12,238	17,932	(16,926)	29,016
COMPREHENSIVE INCOME	50,213	69,801	231,513	184,608	191,496
Less: comprehensive income attributable to noncontrolling interest	(418)	(364)	(1,645)	(1,488)	(1,861)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 49,795	$ 69,437	$ 229,868	$ 183,120	$ 189,635

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 362,235	$ 785,913	$ 236,711	$ 594,093	$ 420,792	$ 398,015
Restricted cash	624,260	727,186		767,359
Receivables, less allowance for credit losses of $123,024, $122,320 and $106,673, respectively	11,254,108	10,732,276		9,386,549
Retained interests in securitized receivables	5,597	9,271		17,289
Affiliated accounts and notes receivable	16,217	95,379		193,917
Equipment on operating leases, net	797,842	754,371		647,617
Equipment held for sale	32,116	46,650		32,131
Goodwill	116,977	117,696		116,830	117,651
Other intangible assets, net	4,275	4,529		3,259
Other assets	70,121	73,258		142,107
TOTAL	13,283,748	13,346,529		11,901,151	10,883,489
Liabilities:
Short-term debt (including current maturities of long-term debt)	4,335,732	4,230,237		4,796,035
Accounts payable and other accrued liabilities	476,632	447,298		450,828
Affiliated debt	520,033	864,032		819,270
Long-term debt	6,417,642	6,321,551		4,587,773
Total liabilities	11,750,039	11,863,118		10,653,906
Commitments and contingent liabilities (Note 10)
Stockholder's equity:
Member's capital
Paid-in capital	841,025	840,940		836,721
Accumulated other comprehensive income	33,001	46,648		28,716
Retained earnings	602,297	538,855		326,919
Total CNH Capital LLC stockholder's equity	1,476,323	1,426,443		1,192,356
Noncontrolling interest	57,386	56,968		54,889
Total stockholder's equity	1,533,709	1,483,411	1,317,046	1,247,245	1,147,637	1,294,588
TOTAL	$ 13,283,748	$ 13,346,529		$ 11,901,151

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for credit losses	$ 123,024	$ 122,320	$ 103,298	$ 106,673	$ 118,730	$ 132,271
Restricted cash	624,260	727,186		767,359
Receivables, less allowance for credit losses of $80,438, $73,891 and $39,309, respectively	11,254,108	10,732,276		9,386,549
Equipment on operating leases, net	797,842	754,371		647,617
TOTAL	13,283,748	13,346,529		11,901,151	10,883,489
Short-term debt (including current maturities of long-term debt)	4,335,732	4,230,237		4,796,035
Long-term debt	6,417,642	6,321,551		4,587,773
Total liabilities	11,750,039	11,863,118		10,653,906
Consolidated variable interest entities ("VIEs")
Allowance for credit losses	80,438	73,891		39,309
Restricted cash	624,160	727,086		738,478
Receivables, less allowance for credit losses of $80,438, $73,891 and $39,309, respectively	8,712,523	8,287,642		7,823,615
Equipment on operating leases, net	129,327	125,003		94,018
TOTAL	9,466,010	9,139,731		8,656,111
Short-term debt (including current maturities of long-term debt)	4,207,577	4,081,062		4,583,407
Long-term debt	4,874,248	4,729,901		3,634,629
Total liabilities	$ 9,081,825	$ 8,810,963		$ 8,218,036

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 63,860	$ 57,563
Adjustments to reconcile net income to net cash from operating activities:
Depreciation on property and equipment and equipment on operating leases	27,179	26,955
Amortization on intangibles	254	263
Provision for credit losses	3,499	622
Deferred income tax expense	3,301	14,006
Changes in components of working capital:
Decrease in affiliated accounts and notes receivables	79,137	178,613
Decrease in other assets and equipment held for sale	18,106	85,832
(Decrease) increase in accounts payable and other accrued liabilities	27,824	(15,589)
Net cash from operating activities	223,160	348,265
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of receivables acquired	(4,586,662)	(4,319,066)
Collections of receivables	4,017,037	3,714,473
Decrease in restricted cash	100,435	148,306
Purchase of equipment on operating leases	(132,478)	(98,590)
Proceeds from disposal of equipment on operating leases	57,624	46,170
Capital expenditures for property and equipment	(2)	(72)
Net cash used in investing activities	(544,046)	(508,779)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of affiliated debt	268,268	198,608
Payment of affiliated debt	(610,165)	(446,100)
Proceeds from issuance of long-term debt	1,252,282	1,123,525
Payment of long-term debt	(1,034,569)	(1,008,542)
Increase (decrease) in revolving credit facilities, net	21,392	(64,359)
Net cash from financing activities	(102,792)	(196,868)
INCREASE IN CASH AND CASH EQUIVALENTS	(423,678)	(357,382)
CASH AND CASH EQUIVALENTS:
Beginning of year	785,913	594,093
End of year	362,235	236,711
CASH PAID DURING THE PERIOD FOR INTEREST	44,701	60,228
CASH PAID DURING THE PERIOD FOR TAXES	$ 34,144	$ 10,256

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (USD $) In Thousands, unless otherwise specified	Total	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest
BALANCE at Dec. 31, 2009	$ 1,294,588	$ 836,721	$ 49,616	$ 356,711	$ 51,540
Increase (Decrease) in Stockholder's Equity
Net income	162,480			160,619	1,861
Foreign currency translation adjustment	20,260		20,260
Pension liability adjustment, net of tax	486		486
Unrealized gain on retained interests, net of tax	3,407		3,407
BALANCE at Dec. 31, 2010	1,147,637	836,721	45,642	211,873	53,401
Increase (Decrease) in Stockholder's Equity
Net income	201,534			200,046	1,488
Foreign currency translation adjustment	(12,012)		(12,012)
Pension liability adjustment, net of tax	(388)		(388)
Unrealized gain on retained interests, net of tax	(2,602)		(2,602)
BALANCE at Dec. 31, 2011	1,247,245		28,716	326,919	54,889
Increase (Decrease) in Stockholder's Equity
Net income	57,563			57,199	364
Foreign currency translation adjustment	11,639		11,639
Pension liability adjustment, net of tax	95		95
Unrealized gain on retained interests, net of tax	(548)		(548)
Derivative financial instruments, net of tax	1,052		1,052
BALANCE at Mar. 31, 2012	1,317,046	836,721	40,954	384,118	55,253
BALANCE at Dec. 31, 2011	1,247,245	836,721	28,716	326,919	54,889
Increase (Decrease) in Stockholder's Equity
Net income	213,581			211,936	1,645
Foreign currency translation adjustment	15,084		15,084
Stock compensation	4,219	4,219
Pension liability adjustment, net of tax	(154)		(154)
Unrealized gain on retained interests, net of tax	(1,358)		(1,358)
BALANCE at Dec. 31, 2012	1,483,411	840,940	46,648	538,855	56,968
Increase (Decrease) in Stockholder's Equity
Net income	63,860			63,442	418
Foreign currency translation adjustment	(13,751)		(13,751)
Stock compensation	85	85
Pension liability adjustment, net of tax	113		113
Unrealized gain on retained interests, net of tax	(851)		(851)
Derivative financial instruments, net of tax	842		842
BALANCE at Mar. 31, 2013	$ 1,533,709	$ 841,025	$ 33,001	$ 602,297	$ 57,386

BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2013
NATURE OF OPERATIONS
BASIS OF PRESENTATION

NOTE 1: BASIS OF PRESENTATION

        CNH Capital LLC and its wholly-owned operating subsidiaries, including New Holland Credit Company, LLC ("New Holland Credit") and CNH Capital America LLC ("CNH Capital America"), and its majority-owned operating subsidiary CNH Capital Canada Ltd. (collectively, "CNH Capital" or the "Company"), are each a wholly-owned subsidiary of CNH America LLC ("CNH America"), which is an indirect wholly-owned subsidiary of CNH Global N.V. ("CNH Global" and together with its consolidated subsidiaries, "CNH"). CNH designs, manufactures, and sells agricultural and construction equipment. CNH Capital provides financial services for CNH America and CNH Canada Ltd. (collectively, "CNH North America") customers primarily located in the United States and Canada.

        As of March 31, 2013, Fiat Industrial S.p.A. ("Fiat Industrial," and together with its subsidiaries, the "Fiat Industrial Group") owned approximately 87% of CNH's outstanding common shares through its wholly-owned subsidiary, Fiat Netherlands Holding N.V. ("Fiat Netherlands").

        On November 25, 2012, Fiat Industrial and CNH Global announced that they entered into a definitive merger agreement to combine the businesses of Fiat Industrial and CNH Global. The terms of the definitive merger agreement provide that Fiat Industrial, which indirectly owns approximately 87% of the outstanding share capital of CNH Global, and CNH Global will each merge into a newly-formed company organized under the laws of the Netherlands ("NewCo"). The parties anticipate that the shares of NewCo will be listed on the New York Stock Exchange at the closing of the merger. NewCo will also use its reasonable best efforts to cause the NewCo shares to be admitted to listing on the Mercato Telematico Azionario managed by Borsa Italiana shortly following the closing of the merger. The merger is expected to close in the third quarter of 2013, subject to customary closing conditions including, among others, the approval of the merger by the shareholders of each of Fiat Industrial and CNH Global, customary regulatory approvals and a condition capping the exercise of withdrawal rights by Fiat Industrial shareholders and opposition rights by Fiat Industrial creditors at €325 million in the aggregate. Fiat Industrial has agreed to vote all of its CNH Global shares in favor of the merger at the applicable CNH Global shareholders' meeting.

        The Company has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") for interim financial information, which should be read in conjunction with the audited financial statements in its Annual Report on Form 10-K for the year ended December 31, 2012. Certain financial information that is normally included in annual financial statements prepared in conformity with U.S. GAAP, but is not required for interim reporting purposes, has been condensed or omitted. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of our interim unaudited financial statements have been reflected.

        The consolidated financial statements include the Company and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company's subsidiaries in which the Company has a controlling financial interest and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on the Company's determination that it is the primary beneficiary of a variable interest entity ("VIE"). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

        The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the residual values of equipment on operating leases and allowance for credit losses. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS
NEW ACCOUNTING PRONOUNCEMENTS

NOTE 2: NEW ACCOUNTING PRONOUNCEMENTS

        In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-02 ("ASU 2013-02"), Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("AOCI"). Some of the key amendments require the Company to present, either on the face of the statement of operations or in the notes, the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, the Company is required to cross-reference to other disclosures that provide additional detail about those amounts. ASU 2013-02 became effective for the Company's annual and interim periods beginning January 1, 2013. See Note 3 for additional information.

NOTE 16: RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS

        Under a registration rights agreement executed in connection with the November 2011 private offering of $500,000 in aggregate principal amount of its 6.250% notes described in Note 7, the Company was required to file a registration statement with the Securities and Exchange Commission with respect to an offer to exchange such notes for publicly registered notes. Therefore, the Company began to follow U.S. GAAP applicable to public companies as defined by the applicable accounting standards and related Securities and Exchange Commission regulations. As a result, the Company retrospectively adopted the following accounting policies in these consolidated financial statements.

Condensed Consolidating Financial Information

        The disclosure requirements related to financial statements of guarantors and issuers of guaranteed securities registered or being registered was applied to all periods presented (see Note 14).

Income Tax Accounting

        The Company adopted the accounting standards that require the entity to calculate its tax provision on the separate return basis as if the entity had not been eligible to be included in a consolidated tax return with its parent. Previously, the Company's subsidiaries that were structured as limited liability companies did not record an income tax provision. This accounting methodology has been applied to the consolidated financial statements and related disclosures for all periods presented.

Comprehensive Income

        As indicated in "Note 2: Summary of Significant Accounting Policies", the Company has adopted new accounting guidance in 2011 on the presentation of comprehensive income. This has resulted in the Company presenting a separate statement of comprehensive income for all periods presented.

ACCUMULATED OTHER COMPREHENSIVE INCOME	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 3: ACCUMULATED OTHER COMPREHENSIVE INCOME

        AOCI is comprised of net income and other adjustments, including foreign currency translation adjustments, pension plan adjustments, changes in fair value of the retained interests in the off-book retail transactions and changes in the fair value of certain derivative financial instruments qualifying as cash flow hedges. The Company does not provide income taxes on currency translation adjustments ("CTA"), as the historical earnings from the Company's foreign subsidiaries are considered to be permanently reinvested. If current year earnings are repatriated, the amount to be repatriated is determined in U.S. dollars and converted to the equivalent amount of foreign currency at the time of repatriation; therefore, the repatriation of current year earnings will not have an impact on the CTA component of the Company's AOCI balance.

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the three months ended March 31, 2013:

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$58,920	$(8,834)	$3,012	$(13,219)	$39,879
Tax asset (liability)	—	3,286	(1,136)	4,619	6,769

Beginning balance, net of tax	58,920	(5,548)	1,876	(8,600)	46,648
Other comprehensive income before reclassifications	(13,751)	—	(426)	(220)	(14,397)
Amounts reclassified from accumulated other comprehensive income	—	177	(941)	1,556	792
Tax effects	—	(64)	516	(494)	(42)

Net current-period other comprehensive income	(13,751)	113	(851)	842	(13,647)

BALANCE—March 31, 2013	$45,169	$(5,435)	$1,025	$(7,758)	$33,001

        The reclassifications out of AOCI and the location on the consolidated statements of income for the three months ended March 31, 2013 are as follows:

Details about AOCI Components	Amounts Reclassified from AOCI	Affected Line Item
Amortization of defined benefit pension items:
Insignificant items	$(177)

	(177)	Income before taxes
	64	Income tax provision

	$(113)	Net of tax

Unrealized gains on retained interests:
	$941	Other income

	941	Income before taxes
	(355)	Income tax benefit

	$586	Net of tax

Unrealized losses on derivatives:
	$(1,556)	Interest expense to third parties

	(1,556)	Income before taxes
	553	Income tax benefit

	$(1,003)	Net of tax

NOTE 10: ACCUMULATED OTHER COMPREHENSIVE INCOME

        Comprehensive income and its components are presented in the consolidated statements of comprehensive income. The components of accumulated other comprehensive income as of December 31, 2012 and 2011 are as follows:

	2012	2011
Cumulative foreign currency translation adjustment	$58,920	$43,836
Pension liability adjustment net of taxes of $3,286 and $3,267, respectively	(5,548)	(5,394)
Unrealized gains on retained interests net of taxes of $1,136 and $1,959, respectively	1,876	3,234
Unrealized loss on derivative financial instruments net of taxes of $4,619 and $6,957, respectively	(8,600)	(12,960)

Total	$46,648	$28,716

RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RECEIVABLES
RECEIVABLES

NOTE 4: RECEIVABLES

        A summary of receivables included in the consolidated balance sheets as of March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013	December 31, 2012
Retail note receivables	$554,912	$903,644
Wholesale receivables	393,016	88,763
Finance lease receivables	60,244	62,615
Restricted receivables	10,135,996	9,573,535
Commercial revolving accounts receivables	232,964	226,039

Gross receivables	11,377,132	10,854,596
Less: allowance for credit losses	(123,024)	(122,320)

Total receivables, net	$11,254,108	$10,732,276

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors until all obligations of the SPE have been fulfilled or the receivables are removed from the SPE.

        The secured borrowings related to the restricted receivables are obligations that are payable as the receivables are collected.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of March 31, 2013 and December 31, 2012:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Retail note receivables	$6,815,091	$6,376,211	$39,051	$47,367	$5,597	$9,271
Wholesale receivables	3,303,964	3,176,410	—	—	—	—
Finance lease receivables	16,941	20,914	—	—	—	—

Total	$10,135,996	$9,573,535	$39,051	$47,367	$5,597	$9,271

        Within the U.S. retail receivables securitization programs, qualifying retail receivables are sold to limited purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs and, consequently, the Company has consolidated these retail trusts. In its role as servicer, CNH Capital has the power to direct the trusts' activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

        Three private retail transactions totaling $39,051 and $47,367 were not included in the Company's consolidated balance sheets as of March 31, 2013 and December 31, 2012, respectively.

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities which are limited-purpose, bankruptcy-remote SPEs. These trusts were determined to be VIEs and consequently, CNH Capital has consolidated these wholesale trusts. In its role as servicer, CNH Capital has the power to direct the trusts' activities. Through its retained interests, the Company provides security to investors in the event that cash collections from the receivables are not sufficient to make principal and interest payments on the securities.

Allowance for Credit Losses

        The allowance for credit losses is the Company's estimate of probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it is probable that it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables.

        The second component of the allowance for credit losses covers all receivables that have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail notes and finance lease receivables. The wholesale segment includes wholesale financing to CNH North America dealers, and the other portfolio includes the Company's commercial revolving accounts.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the three months ended March 31, 2013 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$102,560	$11,887	$7,873	$122,320
Charge-offs	(2,510)	(63)	(1,649)	(4,222)
Recoveries	795	35	849	1,679
Provision	1,988	444	1,067	3,499
Foreign currency translation and other	(215)	(22)	(15)	(252)

Ending balance	$102,618	$12,281	$8,125	$123,024

Ending balance: individually evaluated for impairment	$24,750	$9,202	$—	$33,952

Ending balance: collectively evaluated for impairment	$77,868	$3,079	$8,125	$89,072

Receivables:
Ending balance	$7,447,188	$3,696,980	$232,964	$11,377,132

Ending balance: individually evaluated for impairment	$46,190	$53,779	$—	$99,969

Ending balance: collectively evaluated for impairment	$7,400,998	$3,643,201	$232,964	$11,277,163

        Allowance for credit losses activity for the three months ended March 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(4,338)	—	(2,430)	(6,768)
Recoveries	1,856	58	763	2,677
Provision	488	(605)	739	622
Foreign currency translation and other	41	24	29	94

Ending balance	$81,280	$11,640	$10,378	$103,298

Ending balance: individually evaluated for impairment	$40,137	$9,542	$—	$49,679

Ending balance: collectively evaluated for impairment	$41,143	$2,098	$10,378	$53,619

Receivables:
Ending balance	$6,364,455	$3,505,385	$275,142	$10,144,982

Ending balance: individually evaluated for impairment	$78,896	$65,611	$—	$144,507

Ending balance: collectively evaluated for impairment	$6,285,559	$3,439,774	$275,142	$10,000,475

        Allowance for credit losses activity for the year ended December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

        Utilizing an internal credit scoring model, which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each retail customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the terms of the transaction, including the interest rate. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

        Titanium—Customers from whom the Company expects no collection or loss activity.

        Platinum—Customers from whom the Company expects minimal, if any, collection or loss activity.

        Gold, Silver, Bronze—Customers defined as those with the potential for collection or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013	December 31, 2012
Titanium	$4,115,705	$4,038,596
Platinum	2,000,792	1,994,248
Gold	1,127,473	1,124,612
Silver	181,374	185,712
Bronze	21,844	20,216

Total	$7,447,188	$7,363,384

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers the strength of the dealer's financial statements, payment history and audit performance. The Company updates its dealers' ratings and considers the ratings in the quarterly credit allowance analysis. A description of the general characteristics of the dealer's risk grades is as follows:

        Grades A and B—Includes receivables to dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

        Grade C—Includes receivables to dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

        Grade D—Includes receivables to dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013	December 31, 2012
A	$2,197,757	$1,873,495
B	1,052,448	967,849
C	253,826	245,652
D	192,949	178,177

Total	$3,696,980	$3,265,173

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due.

        The aging of receivables as of March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$12,927	$4,360	$19,566	$36,853	$6,135,927	$6,172,780	$3,583
Canada	$2,834	$410	$68	$3,312	$1,271,096	$1,274,408	$38
Wholesale
United States	$1,067	$239	$381	$1,687	$2,802,801	$2,804,488	$146
Canada	$130	$45	$287	$462	$892,030	$892,492	$75
Total
Retail	$15,761	$4,770	$19,634	$40,165	$7,407,023	$7,447,188	$3,621
Wholesale	$1,197	$284	$668	$2,149	$3,694,831	$3,696,980	$221

	December 31, 2012
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

        Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments in accordance with the terms of the contract. As of March 31, 2013 and December 31, 2012, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	March 31, 2013			December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$8,220	$8,165	$—	$5,614	$5,597	$—
Canada	$561	$560	$—	$—	$—	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$37,409	$34,781	$24,750	$42,581	$37,475	$28,266
Canada	$—	$—	$—	$—	$—	$—
Wholesale
United States	$52,259	$51,699	$8,947	$58,826	$58,329	$9,000
Canada	$1,520	$1,421	$255	$2,926	$2,846	$512
Total
Retail	$46,190	$43,506	$24,750	$48,195	$43,072	$28,266
Wholesale	$53,779	$53,120	$9,202	$61,752	$61,175	$9,512

        For the three months ended March 31, 2013 and 2012, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a four-month average) and the related interest income recognized are as follows:

	2013		2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$8,370	$71	$9,804	$201
Canada	$592	$37	$633	$19
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$38,473	$432	$62,987	$383
Canada	$—	$—	$—	$—
Wholesale
United States	$56,620	$601	$60,917	$459
Canada	$1,722	$—	$686	$—
Total
Retail	$47,435	$540	$73,424	$603
Wholesale	$58,342	$601	$61,603	$459

        Recognition of income is generally suspended when management determines that collection of future finance income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of March 31, 2013 and December 31, 2012 are as follows:

	March 31, 2013			December 31, 2012
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$18,164	$51,699	$69,863	$29,130	$58,329	$87,459
Canada	$30	$1,421	$1,451	$122	$2,846	$2,968

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        As of March 31, 2013, the Company had approximately 1,000 retail and finance lease receivable contracts in legal or bankruptcy status (i.e., a contract which is, or has been assigned to be, the subject of a lawsuit or bankruptcy proceeding), of which the pre-modification value was $27,105 and the post-modification value was $24,437. A court has determined the concession in 590 of these cases. The pre-modification value of these contracts was $10,418 and the post-modification value was $8,686. As of March 31, 2012, the Company had approximately 1,300 retail and finance lease receivable contracts in legal or bankruptcy status, of which the pre-modification value was $32,117 and the post-modification value was $29,862. A court has determined the concession in 644 of these cases. The pre-modification value of these contracts was $10,546 and the post-modification value was $9,123. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the 12 months ended March 31, 2013 and 2012.

        As of March 31, 2013, the Company had four wholesale agreements with a pre- and post-modification balance of approximately $8,772 and $3,850, respectively. As of March 31, 2012, the Company had four wholesale agreements with a pre- and post- balance of approximately $5,422 and $1,997, respectively. The wholesale TDRs that subsequently re-defaulted were immaterial for the 12 months ended March 31, 2013 and 2012.

NOTE 3: RECEIVABLES

        A summary of receivables included in the consolidated balance sheets as of December 31, 2012 and 2011 is as follows:

	2012	2011
Retail note receivables	$903,644	$731,807
Wholesale receivables	88,763	87,600
Finance lease receivables	62,615	53,391
Restricted receivables	9,573,535	8,566,514
Commercial revolving accounts receivables	226,039	82,098

Gross receivables	10,854,596	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(122,320)	(106,673)

Total receivables, net	$10,732,276	$9,386,549

        The Company provides and administers financing for retail purchases of new and used equipment sold through CNH North America's dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates on retail and other notes and finance leases vary depending on prevailing market interest rates and certain incentive programs offered by CNH North America.

        Wholesale receivables arise primarily from the financing of the sale of goods to dealers and distributors by CNH North America, and to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have interest-free periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the interest-free period, the Company is compensated by CNH North America for the difference between market interest rates and the amount paid by the dealer. After the expiration of any interest-free period, interest is charged to dealers on outstanding balances until the Company receives payment in full. The interest-free periods are determined based on the type of equipment sold and the time of year of the sale. Interest rates are set based on market factors and the prime rate or LIBOR. The Company evaluates and assesses dealers on an ongoing basis as to their creditworthiness. CNH North America may be obligated to repurchase the dealer's equipment upon cancellation or termination of the dealer's contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2012, 2011 and 2010 relating to the termination of dealer contracts.

        Maturities of retail and other notes, finance leases, wholesale receivables and commercial revolving accounts receivables as of December 31, 2012, are as follows:

2013	$5,651,523
2014	1,708,870
2015	1,452,937
2016	1,120,601
2017 and thereafter	920,665

Total receivables	$10,854,596

        It has been the Company's experience that substantial portions of retail receivables are repaid or sold before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections. Retail, finance lease and wholesale receivables have significant concentrations of credit risk in the agricultural and construction business sectors. On a geographic basis, there is not a disproportionate concentration of credit risk in any area of the United States or Canada. The Company typically retains, as collateral, a security interest in the equipment associated with retail notes and wholesale receivables.

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors until all obligations of the SPE have been fulfilled.

        The secured borrowings related to the restricted receivables are obligations that are payable as the receivables are collected.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of December 31, 2012 and 2011:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2012	2011	2012	2011	2012	2011
Retail note receivables	$6,376,211	$5,454,279	$47,367	$108,476	$9,271	$17,289
Wholesale receivables	3,176,410	2,884,516	—	—	—	—
Finance lease receivables	20,914	47,000	—	—	—	—
Commercial revolving account receivables	—	180,719	—	—	—	—

Total	$9,573,535	$8,566,514	$47,367	$108,476	$9,271	$17,289

Retail Receivables Securitizations

        Within the U.S. retail receivables securitization programs, qualifying retail receivables are sold to limited purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs and, consequently, the Company has consolidated these retail trusts. In its role as servicer, CNH Capital has the power to direct the trusts' activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

        During the years ended December 31, 2012 and 2011, the Company executed $3,848,008 and $3,193,597, respectively, in retail asset-backed transactions in the U.S. and Canada. The securities in these transactions are backed by agricultural and construction equipment retail receivable contracts and finance leases originated through CNH North America's dealer network. At December 31, 2012, $5,994,757 of asset-backed securities issued to investors were outstanding with a weighted average remaining maturity of 39 months. At December 31, 2011, $5,116,695 of asset-backed securities issued to investors were outstanding with a weighted average remaining maturity of 37 months.

        The Company also may retain all or a portion of the subordinated interests in the SPEs. No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company, although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

        The Company also has $1,702,169 in committed asset-backed facilities through which it may sell on a monthly basis retail receivables generated in the United States and Canada. The Company has utilized these facilities in the past to fund the origination of receivables and has later repurchased and resold the receivables in the term ABS markets or found alternative financing for the receivables. The Company believes that it is probable that it will continue to regularly utilize term ABS markets. The U.S. and Canadian facilities had an original funding term of two years and are renewable in September 2014 and December 2014, respectively. To the extent these facilities are not renewed, they will be repaid according to the amortization of the underlying receivables.

        Three private retail transactions totaling $47,367 and $108,476 as of December 31, 2012 and 2011, respectively, were not included in the Company's consolidated balance sheet.

Wholesale Receivables Securitizations

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities which are limited-purpose, bankruptcy-remote SPEs. As of December 31, 2012, debt issued through the U.S. master trust facility consists of four facilities renewable at the discretion of the investors; $200 million renewable March 2013, $900 million renewable April 2013, $250 million renewable July 2013, and $200 million senior and related subordinate renewable November 2013.

        Debt issued through the Canadian master trust facility consists of a C$586 million ($588 million) facility renewable December 2014 at the discretion of the investor.

        These trusts were determined to be VIEs and consequently, CNH Capital has consolidated these wholesale trusts. The Company's involvement with the securitization trusts includes servicing the wholesale receivables, retaining an undivided interest ("seller's interest") in the receivables and holding cash reserve accounts. The seller's interest in the trusts represent the Company's undivided interest in the receivables transferred to the trust. CNH Capital maintains cash reserve accounts at predetermined amounts to provide security to investors in the event that cash collections from the receivables are not sufficient to make principal and interest payments on the securities. The investors and the securitization trusts have no recourse beyond CNH Capital's retained interests for failure of debtors to pay when due. CNH Capital's retained interests are subordinate to investors' interests.

        Each of the facilities contains minimum payment rate thresholds which, if breached, could preclude the Company from selling additional receivables originated on a prospective basis and could force an early amortization of the debt.

Commercial Revolving Account Securitizations

        The Company, through a trust, securitized originated commercial revolving account receivables. The committed asset-backed facility had an original two-year term which expired October 15, 2012, at which point all debt was paid in full.

Allowance for Credit Losses

        The allowance for credit losses is the Company's estimate of probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it is probable that it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables.

        The second component of the allowance for credit losses covers all receivables that have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail notes and finance lease receivables. The wholesale segment includes wholesale financing to CNH North America dealers, and the other portfolio includes the Company's commercial revolving accounts.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the year December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

        A comparative analysis for allowance for credit losses activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Allowance for credit losses:
Beginning balance	$106,673	$118,730	$73,181
Cumulative effect from change in accounting for consolidation of certain VIE's	—	—	59,090

Adjusted beginning balance	106,673	118,730	132,271
Charge-offs	(38,001)	(53,153)	(94,201)
Recoveries	8,794	9,728	8,066
Provision	44,578	32,853	76,394
Foreign currency translation and other	276	(1,485)	(3,800)

Ending balance	$122,320	$106,673	$118,730

        Utilizing an internal credit scoring model, which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each retail customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the interest rate on the transaction. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

  Titanium—Customers from whom the Company expects no collection or loss activity.

  Platinum—Customers from whom the Company expects minimal, if any, collection or loss activity.

  Gold, Silver, Bronze—Customers defined as those with the potential for collection or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of December 31, 2012 and 2011 is as follows:

	2012	2011
Titanium	$4,038,596	$3,195,785
Platinum	1,994,248	1,837,604
Gold	1,124,612	999,950
Silver	185,712	197,108
Bronze	20,216	27,842

Total	$7,363,384	$6,258,289

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers the strength of the dealer's financial statements, payment history and audit performance. The Company updates its dealers' ratings and considers the ratings in the quarterly credit allowance analysis. A description of the general characteristics of the dealer's risk grades is as follows:

  Grades A and B—Includes receivables to dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

  Grade C—Includes receivables to dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

  Grade D—Includes receivables to dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of December 31, 2012 and 2011 is as follows:

	2012	2011
A	$1,873,495	$1,662,920
B	967,849	897,914
C	245,652	287,793
D	178,177	123,489

Total	$3,265,173	$2,972,116

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. The aging of receivables as of December 31, 2012 and 2011 is as follows:

	2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

        Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments as per the terms of the contract. As of December 31, 2012 and 2011, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$5,614	$5,597	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$42,581	$37,475	$28,266	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$58,826	$58,329	$9,000	$55,167	$53,168	$9,690
Canada	$2,926	$2,846	$512	$1,277	$1,247	$411
Total
Retail	$48,195	$43,072	$28,266	$73,920	$68,459	$42,879
Wholesale	$61,752	$61,175	$9,512	$56,444	$54,415	$10,101

        For the years ended December 31, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a thirteen-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,671	$88	$2,741	$390
Canada	$—	$—	$355	$9
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$51,751	$2,765	$81,927	$4,261
Canada	$—	$—	$71	$9
Wholesale
United States	$66,418	$2,301	$64,061	$2,226
Canada	$5,810	$278	$4,173	$153
Total
Retail	$56,422	$2,853	$85,094	$4,669
Wholesale	$72,228	$2,579	$68,234	$2,379

        Recognition of income is generally suspended when management determines that collection of future finance income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of December 31, 2012 and 2011 are as follows:

	2012			2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$29,130	$58,329	$87,459	$54,798	$53,168	$107,966
Canada	$122	$2,846	$2,968	$676	$1,247	$1,923

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment periods and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        As of December 31, 2012, the Company has approximately 1,100 retail and finance lease receivable contracts, of which the pre-modification value was $40,364 and the post-modification value was $37,850. A court has determined the concession in 609 of these cases. The pre-modification value of these contracts was $11,276 and the post-modification value was $9,521. As of December 31, 2011, the Company had approximately 2,500 retail and finance lease receivable contracts of which the pre-modification value was $82,700 and the post-modification value was $53,300. A court has yet to determine the concessions in some of the outstanding cases that will be granted, if any. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous 12 months ended December 31, 2012 and 2011.

        As of December 31, 2012, the Company has four wholesale agreements with a pre- and post-modification balance of approximately $3,379 and $1,529, respectively. As of December 31, 2011, the Company restructured five wholesale agreements with a pre- and post- balance of approximately $15,000. The wholesale TDRs that subsequently re-defaulted were immaterial for the years ended December 31, 2012 and 2011.

Managed Receivables

        Historical loss and delinquency amounts for the Company's managed receivables for 2012 and 2011 are as follows:

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
2012
Type of receivable:
Retail and other notes and finance leases	$7,636,790	$53,245	$27,834
Wholesale	3,265,173	2,201	1,545

Total managed receivables	$10,901,963	$55,446	$29,379

Comprised of receivables:
Held in portfolio	$10,854,596
Sold	47,367

Total managed receivables	$10,901,963

2011
Type of receivable:
Retail and other notes and finance leases	$6,629,582	$71,683	$31,993
Wholesale	2,972,116	4,375	12,166

Total managed receivables	$9,601,698	$76,058	$44,159

Comprised of receivables:
Held in portfolio	$9,493,222
Sold	108,476

Total managed receivables	$9,601,698

DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
CREDIT FACILITIES AND DEBT
DEBT

NOTE 5: DEBT

        On February 21, 2013, the Company, through a bankruptcy-remote trust, issued $1,252,282 of amortizing, asset-backed notes secured by U.S. retail loan contracts.

        On March 22, 2013, the Company renewed a $200,000 U.S. wholesale committed asset-backed facility, with a maturity date of March 22, 2014.

NOTE 7: CREDIT FACILITIES AND DEBT

        Lenders of committed credit facilities have the obligation to make advances up to the facility amount. These facilities generally provide for facility fees on the total commitment, whether used or unused.

        The following table summarizes the Company's debt and credit facilities, borrowings thereunder and availability at December 31, 2012:

	2012
	Maturity(1)	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2014	$1,200,000	$—	$91,598	$274,149	$834,253
Retail—Canada	Dec 2014	502,169	—	65,642	257,658	178,869
Wholesale VFN—U.S.	Various 2013	1,550,000	1,550,000	—	—	—
Wholesale VFN—Canada	Dec 2014	588,291	548,716	—	—	39,576
Leases—U.S.	(2)	100,000	—	14,913	83,286	1,800

Subtotal		3,940,460	2,098,716	172,153	615,093	1,054,498
Secured Debt
Amortizing retail term ABS—N.A.	Various	5,924,946	—	1,810,103	4,114,843	—
Other ABS financing—N.A.	Various	340,880	—	149,265	191,615	—

Subtotal		6,265,826	—	1,959,368	4,306,458	—
Unsecured Facilities
Revolving credit facilities	Various	350,000	—	—	—	350,000

Unsecured Debt
Notes	Various	1,250,000	—	—	1,250,000	—
Term loan	2016	150,000	—	—	150,000	—

Subtotal		1,400,000	—	—	1,400,000	—

Total credit facilities and debt		$11,956,286	$2,098,716	$2,131,521	$6,321,551	$1,404,498

(1)
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

(2)
Advances under the credit facility end December 2013; however, the maturities of the debt are due as the underlying leases are collected, which extend beyond 2013.

        A summary of the minimum annual repayments of long-term debt as of December 31, 2012, for 2014 and thereafter is as follows:

2014	$2,224,556
2015	2,225,929
2016	1,608,138
2017	222,368
2018 and thereafter	40,560

Total	$6,321,551

        The following table summarizes the Company's credit facilities, borrowings thereunder and availability at December 31, 2011:

	2011
	Maturity*	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2013	$1,200,000	$—	$91,640	$277,760	$830,600
Retail—Canada	Dec 2012	293,734	—	153,262	—	140,472
Commercial revolving accounts	Oct 2012	200,000	166,800	—	—	33,200
Wholesale VFN—U.S.	Various	1,150,000	1,150,000	—	—	—
Wholesale VFN—Canada	Dec 2012	573,516	488,010	—	—	85,506

Subtotal		3,417,250	1,804,810	244,902	277,760	1,089,778
Secured Debt
Wholesale term—U.S.	Various	803,250	—	803,250	—	—
Amortizing retail term ABS—N.A.	Various	5,013,006	—	1,730,937	3,282,069	—
Other ABS financing—N.A.	Various	590,080	—	212,136	377,944	—

Subtotal		6,406,336	—	2,746,323	3,660,013	—
Unsecured Facility
Revolving credit facility	2016	100,000	—	—	—	100,000
Unsecured Debt
Notes	2016	500,000	—	—	500,000	—
Term loan	2016	150,000	—	—	150,000	—

Subtotal		650,000	—	—	650,000	—

Total credit facilities and debt		$10,573,586	$1,804,810	$2,991,225	$4,587,773	$1,189,778

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

Committed Asset-Backed Facilities

        The Company has access to asset-backed facilities through which it may sell retail receivables. The Company utilizes these facilities to fund the origination of receivables and, per the terms of these facilities, have later repurchased the receivables and either resold the receivables in the term ABS markets or utilize alternative financing for the receivables. Under these facilities, the maximum amount of proceeds that can be accessed at one time is $1,702,169. In addition, if the receivables sold are not repurchased by the Company, the related debt is paid only as the underlying receivables are collected. Such receivables have maturities not exceeding seven years. The Company believes that it is probable that a majority of these receivables will be repurchased and resold in the term ABS markets. Borrowings against these facilities accrue interest at prevailing money market rates plus program fees.

        The Company finances its wholesale receivable portfolios with the issuance of Variable Funding Notes ("VFN") which are privately subscribed by certain banks or conduits. These notes accrue interest at prevailing money market rates plus program fees.

        The Company has access to an asset-backed facility to finance its operating leases. Borrowings against this facility accrue interest at prevailing money market rates plus a program fee.

Secured Debt

        Borrowings under secured debt bear interest at either floating rates of LIBOR plus an applicable margin or fixed rates.

Unsecured Facilities and Debt

        In July 2011, the Company closed a $250,000, five-year, unsecured committed credit facility. The facility includes a $150,000 term loan which thereafter was fully drawn with a five-year tenor, and a $100,000 revolving credit facility that has remained fully available.

        In November 2011, the Company issued $500,000 of debt securities at an annual fixed rate of 6.25% due 2016. The notes, which are senior unsecured obligations of CNH Capital LLC, are guaranteed by CNH Capital America and New Holland Credit.

        In April 2012, the Company entered into a $250,000, three-year, unsecured revolving credit facility, which has remained undrawn.

        In October 2012, the Company issued $750,000 of debt securities at an annual fixed rate of 3.875% due 2015. The notes, which are senior unsecured obligations of CNH Capital LLC, are guaranteed by CNH Capital America and New Holland Credit.

Covenants

        The credit agreements governing the Company's unsecured facilities and the indentures governing the Company's unsecured debt (as the case may be), among other things, limit the ability of the Company and certain of its subsidiaries to incur additional debt, make certain investments, enter into certain types of transactions with affiliates, use assets as security in other transactions, enter into certain sale and leaseback transactions and/or sell certain assets or merge with or into other companies. In addition, the Company is required to maintain certain coverage levels for leverage and EBITDA.

Interest Rates

        The weighted-average interest rate on total short-term debt outstanding at December 31, 2012 and 2011 was 1.2% and 1.7%, respectively. The weighted-average interest rate on total long-term debt outstanding (including current maturities of long-term debt) at December 31, 2012 and 2011 was 1.9% and 2.2%, respectively. The average rate is calculated using the actual rates at December 31, 2012 and 2011, weighted by the amount of outstanding borrowings of each debt instrument.

Support Agreement

        CNH Capital LLC and CNH Global entered into a support agreement, dated November 4, 2011, pursuant to which CNH Global has agreed to, among other things, (a) make cash capital contributions to CNH Capital LLC, to the extent that such payments are necessary to cause the ratio of (i) net earnings available for fixed charges to (ii) fixed charges of CNH Capital LLC and its subsidiaries to be not less than 1.05 for each fiscal quarter of CNH Capital LLC (with such ratio determined, on a consolidated basis and in accordance with U.S. GAAP, for such fiscal quarter and the immediately preceding three fiscal quarters taken as a whole), (b) generally maintain an ownership of at least fifty-one percent (51%) of the capital stock of CNH Capital LLC having voting power for the election of directors or managers and (c) cause CNH Capital LLC to have, as of the end of any fiscal quarter, a consolidated tangible net worth of at least $50 million. CNH Global is required to cure, directly or indirectly, any deficiency in the ratio of net earnings available for fixed charges to fixed charges or in the consolidated tangible net worth not later than 90 days following the end of the fiscal quarter in which the deficiency occurred. This support agreement is not intended to be and is not a guarantee by CNH Global of any indebtedness or other obligation of CNH Capital LLC. The obligations of CNH Global to CNH Capital LLC pursuant to this support agreement are to CNH Capital LLC only and do not run to, and are not enforceable directly by, any creditor of CNH Capital LLC. No payment by CNH Global was required under this support agreement since its inception.

INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
INCOME TAXES
INCOME TAXES

NOTE 6: INCOME TAXES

        The effective tax rates for the three months ended March 31, 2013 and 2012 were 31.8% and 34.9%, respectively. The lower rate in 2013 was primarily due to the retroactive reinstatement of the exception to U.S. taxation of active financing income as a result of the American Taxpayer Relief Act for approximately $2,671 and changes in the geographic mix of income earned within the U.S.

        The Company's provision for income taxes is based on an estimated tax rate for the year applied to the year-to-date federal, state and foreign income. The 2013 estimated annual tax rate is expected to be lower than the U.S. federal corporate income tax rate of 35% primarily due to profits in tax jurisdictions with lower rates, in addition to favorable changes in certain state income tax legislation. The President of the United States signed the American Taxpayer Relief Act of 2012 on January 2, 2013. As a result, the tax impact of this legislation was taken into account in the quarter in which the legislation was enacted by Congress and signed into law by the President. The Company reflected the tax benefit of this legislation in its financial statements for the first quarter of 2013 by reducing U.S. tax on the active financing income by approximately $2,671.

NOTE 8: INCOME TAXES

        The income and expenses of the Company and certain of its domestic subsidiaries are included in the consolidated income tax return of Case New Holland Inc., a wholly owned subsidiary of CNH, and parent of CNH America. The Company's Canadian subsidiaries file separate income tax returns, as do certain domestic subsidiaries. The Company and certain of its domestic subsidiaries are LLCs and, as a result, incur no income tax liability on a stand-alone basis for tax purposes. However, for financial reporting, all tax accounts have been disclosed and the income tax expense is reflective for all of the companies included in the consolidated financial statements.

        The sources of income before taxes for the years ended December 31, 2012, 2011, and 2010 are as follows, with foreign defined as any income earned outside the United States:

	2012	2011	2010
Domestic	$248,461	$243,365	$171,164
Foreign	81,232	76,222	76,383

Income before taxes	$329,693	$319,587	$247,547

        The provision for income taxes for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Current income tax expense:
Domestic	$80,255	$40,866	$31,395
Foreign	22,600	18,432	4,907

Total current income tax expense	102,855	59,298	36,302

Deferred income tax expense (benefit):
Domestic	15,848	55,790	39,490
Foreign	(2,591)	2,965	9,275

Total deferred income tax expense	13,257	58,755	48,765

Total tax provision	$116,112	$118,053	$85,067

        A reconciliation of CNH's statutory and effective income tax rate for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Tax provision at statutory rate	35.0%	35.0%	35.0%
State and foreign taxes	0.3	1.8	3.5
Tax contingencies	(0.3)	0.5	(4.0)
Tax credits and incentives	(0.3)	(0.2)	(0.2)
Tax rate and legislative changes	0.7	—	(0.1)
Other	(0.2)	(0.2)	0.2

Total tax provision effective rate	35.2%	36.9%	34.4%

        The components of net deferred tax assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Pension, postretirement and post employment benefits	$3,375	$4,066
Marketing and sales incentive programs	56,878	53,969
Allowance for credit losses	43,166	36,349
Other accrued liabilities	23,781	32,028
Tax loss and tax credit carry forwards	8,480	8,753

Total deferred tax assets	$135,680	$135,165
Deferred tax liability:
Equipment on operating lease	$183,574	$167,971

Net deferred tax liability, net(1)	$(47,894)	$(32,806)

(1)
The net deferred tax liability in 2012 and 2011 is included in "Accounts payable and other accrued liabilities" in the accompanying consolidated balance sheets.

        Deferred taxes are provided to reflect timing differences between the financial and tax basis of assets and liabilities and tax carryforwards using currently enacted tax rates and laws. Management believes it is more likely than not the benefit of the deferred tax assets will be realized.

        A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2012	2011	2010
Balance, beginning of year	$6,907	$4,848	$15,385
Additions based on tax positions related to the current year	—	2,239	—
Reductions for tax positions of prior years	(119)	(180)	(8,276)
Settlements	(958)	—	(2,261)

Balance, end of year	$5,830	$6,907	$4,848

        The total amount of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate is $1,200.

        The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. During the years ended December 31, 2012, 2011, and 2010, the Company recognized approximately ($527), $352, and ($17,580), respectively, in interest and penalties. The Company had approximately $2,793, $3,233, and $3,271 for the expected future payment of interest and penalties accrued at December 31, 2012, 2011, and 2010, respectively.

        The Company is currently under various income tax examinations by taxing authorities for years 2003 through 2006 that are anticipated to be completed by the end of 2013. As of December 31, 2012, certain taxing authorities have proposed adjustments to the Company's transfer pricing/management service fee positions. The Company anticipates that it is reasonably possible to reach a settlement with the competent authority by the end of 2013 that may result in a tax deficiency assessment for which there should be correlative relief under the competent authority. The potential tax deficiency assessments could have an effect on the Company's 2013 annual cash flows in the range of $3,000 to $4,000. The Company has provided for the unrecognized tax benefits and related competent authority recovery according to current guidance.

        The Company has not provided deferred taxes on $320,000 of undistributed earnings of non-U.S. subsidiaries at December 31, 2012, as the Company's intention continues to be to indefinitely reinvest these earnings in the non-U.S. operations.

        The President of the United States signed the American Taxpayer Relief Act of 2012 on January 2, 2013. As a result, the tax impact of this legislation is taken into account in the quarter in which the legislation is enacted by Congress and signed into law by the President. The Company will reflect the tax impact of this legislation in the first quarter of 2013 financial statements. Therefore, for 2012, the active financing income detriment of approximately $2,671 was included in December 2012 amounts. In the first quarter of 2013, the reduction of the active financing income will be made for approximately $2,671.

FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 7: FINANCIAL INSTRUMENTS

        The Company may elect to measure many financial instruments and certain other items at fair value. This fair value option must be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment or when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

        U.S. GAAP specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's internally-developed market assumptions. These two types of inputs have created the following fair-value hierarchy:

  Level 1—Quoted prices for identical instruments in active markets.

  Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

  Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        This hierarchy requires the use of observable market data when available.

Determination of Fair Value

        When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.

        If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

        The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models and the key inputs to those models, as well as any significant assumptions.

Derivatives

        The Company utilizes derivative instruments to mitigate its exposure to interest rate and foreign currency exposures. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. The Company does not hold or issue derivative or other financial instruments for speculative purposes. The credit risk for the interest rate hedges is reduced through diversification among counterparties, utilizing mandatory termination clauses and/or collateral support agreements. Derivative instruments are generally classified in Level 2 or 3 of the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the consolidated statements of cash flows.

Interest Rate Derivatives

        The Company has entered into interest rate derivatives in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated in cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to debt and anticipated issuance of fixed-rate debt in future periods. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which the Company recognizes interest expense on the related debt. Ineffectiveness recognized related to these hedging relationships was not significant for the three months ended March 31, 2013 and 2012. These amounts are recorded in "Other expenses" in the consolidated statements of income. The maximum length of time over which the Company is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 49 months. The after-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months are approximately $3,613.

        The Company also enters into offsetting interest rate derivatives with substantially similar economic terms that are not designated as hedging instruments to mitigate interest rate risk related to the Company's committed asset-backed facilities. These facilities require the Company to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, the Company enters into a compensating position. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income and were insignificant for the three months ended March 31, 2013 and 2012.

        Most of the Company's interest rate derivatives are considered Level 2. The fair market value of these derivatives is calculated using market data input for forecasted benchmark interest rates and can be compared to actively traded derivatives. The future notional amount of some of the Company's interest rate derivatives is not known in advance. These derivatives are considered Level 3 derivatives. The fair market value of these derivatives is calculated using market data input and a forecasted future notional balance. The total notional amount of the Company's interest rate derivatives was approximately $2,497,777 and $1,926,633 at March 31, 2013 and December 31, 2012, respectively. The four-month average notional amounts as of March 31, 2013 and 2012 were $2,415,146 and $2,576,859, respectively.

Foreign Exchange Contracts

        The Company uses forward contracts to hedge certain assets and liabilities denominated in foreign currencies. Such derivatives are considered economic hedges and are not designated as hedging instruments. The changes in the fair value of these instruments are recognized directly as income in "Other expenses" and are expected to offset the foreign exchange gains or losses on the exposures being managed.

        All of the Company's foreign exchange derivatives are considered Level 2 as the fair value is calculated using market data input and can be compared to actively traded derivatives.

Financial Statement Impact of the Company's Derivatives

        The fair values of the Company's derivatives as of March 31, 2013 and December 31, 2012 in the consolidated balance sheets are recorded as follows:

	March 31, 2013	December 31, 2012
Derivatives Designated as Hedging Instruments:
Accounts payable and other accrued liabilities:
Interest rate derivatives	$229	$—
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$3,720	$2,788
Foreign exchange contracts	—	15

Total	$3,720	$2,803

Accounts payable and other accrued liabilities:
Interest rate derivatives	$3,720	$2,744
Foreign exchange contracts	—	20

Total	$3,720	$2,764

        The location on the consolidated statements of income and impact of the Company's derivatives for the three months ended March 31, 2013 and 2012 are as follows:

	2013	2012
Cash Flow Hedges
Losses recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$(220)	$(310)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(1,556)	(1,991)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	—	26
Not Designated as Hedges
Interest rate derivatives—Other expenses	$69	$(47)

Items Measured at Fair Value on a Recurring Basis

        The following tables present for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring basis at March 31, 2013 and December 31, 2012:

	Level 2		Level 3		Total
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Assets
Interest rate derivatives	$3,720	$2,788	$—	$—	$3,720	$2,788
Foreign exchange contracts	—	15	—	—	—	15
Retained interests	—	—	5,597	9,271	5,597	9,271

Total assets	$3,720	$2,803	$5,597	$9,271	$9,317	$12,074

Liabilities
Interest rate derivatives	$3,949	$2,744	$—	$—	$3,949	$2,744
Foreign exchange contracts	—	20	—	—	—	20

Total liabilities	$3,949	$2,764	$—	$—	$3,949	$2,764

        There were no transfers between Level 1, Level 2 and Level 3 hierarchy levels during the periods presented.

        The following table presents the changes in the Level 3 fair-value category for the three months ended March 31, 2013 and 2012:

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2012	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	693	65
Included in other comprehensive income (loss)	281	(80)
Settlements	(5,240)	—

Balance at March 31, 2012	$13,023	$—

Balance at January 1, 2013	$9,271	$—
Total gains or losses (realized/unrealized):
Included in earnings	105	—
Included in other comprehensive income (loss)	(426)	—
Settlements	(3,353)	—

Balance at March 31, 2013	$5,597	$—

Fair Value of Other Financial Instruments

        The carrying amount of cash and cash equivalents, restricted cash, floating-rate affiliated accounts and notes receivable, floating-rate short-term debt, interest payable, short-term affiliated debt and floating-rate long-term debt was assumed to approximate its fair value. Under the fair value hierarchy, cash and cash equivalents and restricted cash are classified as Level 1 and the remainder of the financial instruments listed are measured as Level 2.

Financial Instruments Not Carried at Fair Value

        The carrying amount and estimated fair value of assets and liabilities considered financial instruments as of March 31, 2013 and December 31, 2012 are as follows:

	March 31, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$11,254,108	$11,330,725	$10,732,276	$11,074,646
Long-term debt	$6,417,642	$6,583,502	$6,321,551	$6,451,544
    *
    Under the fair value hierarchy, all measurements are Level 2.

Financial Assets

        The fair value of receivables was determined by discounting the estimated future payments using a discount rate which includes an estimate for credit risk.

Financial Liabilities

        The fair values of fixed-rate affiliated and fixed-rate long-term debt were based on current market quotes for identical or similar borrowings and credit risk.

NOTE 9: FINANCIAL INSTRUMENTS

        The Company may elect to measure many financial instruments and certain other items at fair value. This fair value option must be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment or when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

        U.S. GAAP specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's internally-developed market assumptions. These two types of inputs have created the following fair-value hierarchy:

  Level 1—Quoted prices for identical instruments in active markets.

  Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

  Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        This hierarchy requires the use of observable market data when available.

Determination of Fair Value

        When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.

        If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

        The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models and the key inputs to those models, as well as any significant assumptions.

Derivatives

        The Company utilizes derivative instruments to mitigate its exposure to interest rate and foreign currency exposures. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. The Company does not hold or issue derivative or other financial instruments for speculative purposes. The credit risk for the interest rate hedges is reduced through diversification among counterparties, utilizing mandatory termination clauses and/or collateral support agreements. Derivative instruments are generally classified in Level 2 or 3 of the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the consolidated statements of cash flows.

Interest Rate Derivatives

        The Company has entered into interest rate derivatives in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated in cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to the current short-term debt and anticipated issuance of fixed-rate debt in future periods. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which the Company recognizes interest expense on the related debt. Ineffectiveness recognized related to these hedging relationships was not significant for the years ended December 31, 2012, 2011 and 2010. These amounts are recorded in "Other expenses" in the consolidated statements of income. The maximum length of time over which the Company is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 52 months. The after-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months are approximately $3,786.

        The Company also enters into offsetting interest rate derivatives with substantially similar economic terms that are not designated as hedging instruments to mitigate interest rate risk related to the Company's committed asset-backed facilities. These facilities require the Company to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, the Company enters into a compensating position. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income and were insignificant for the years ended December 31, 2012, 2011 and 2010.

        Most of the Company's interest rate derivatives are considered Level 2. The fair market value of these derivatives is calculated using market data input for forecasted benchmark interest rates and can be compared to actively traded derivatives. The future notional amount of some of the Company's interest rate derivatives is not known in advance. These derivatives are considered Level 3 derivatives. The fair market value of these derivatives is calculated using market data input and a forecasted future notional balance. The total notional amount of the Company's interest rate derivatives was approximately $1,926,633 and $1,602,710 at December 31, 2012 and 2011, respectively. The thirteen-month average notional amounts as of December 31, 2012 and 2011 were $3,166,466 and $3,901,033, respectively.

Foreign Exchange Contracts

        The Company uses forwards to hedge certain assets and liabilities denominated in foreign currencies. Such derivatives are considered economic hedges and are not designated as hedging instruments. The changes in the fair value of these instruments are recognized directly as income in "Other expenses" and are expected to offset the foreign exchange gains or losses on the exposures being managed.

        All of the Company's foreign exchange derivatives are considered Level 2 as the fair value is calculated using market data input and can be compared to actively traded derivatives.

Financial Statement Impact of the Company's Derivatives

        The fair values of the Company's derivatives as of December 31, 2012 and 2011 in the consolidated balance sheets are recorded as follows:

	2012	2011
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$—	$80
Accounts payable and other accrued liabilities:
Interest rate derivatives	$—	$19
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$2,788	$3,518
Foreign exchange contracts	15	—

Total	$2,803	$3,518

Accounts payable and other accrued liabilities:
Interest rate derivatives	$2,744	$3,585
Foreign exchange contracts	20	—

Total	$2,764	$3,585

        The location on the consolidated statements of income and impact of the Company's derivatives for the year ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Fair Value Hedges
Interest rate derivatives—Other expenses	$—	$—	$(3,499)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$(254)	$(19,818)	$(26,268)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(6,971)	(17,191)	(33,925)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	20	(278)	(552)
Not Designated as Hedges
Interest rate derivatives—Other expenses	$(53)	$(751)	$—
Foreign exchange contracts—Other expenses	5	—	—

Retained Interests

        For transactions that are considered sales and are off-book, the Company carries retained interests at estimated fair value, which is determined by discounting the projected cash flows over the expected life of the assets sold in connection with such transactions using prepayment, default, loss and interest rate assumptions. The Company recognizes declines in the value of its retained interests, and resulting charges to income or equity, when the fair value is less than the carrying value. The portion of the decline, from discount rates exceeding those in the initial transaction is charged to equity. All other credit-related declines are charged to income. Retained interests in securitized assets are classified in Level 3 of the fair value hierarchy. Assumptions used to determine fair values of retained interests are based on internal evaluations that include constant prepayment rates, annual credit loss rates and discount rates. Although the Company believes its methodology is reasonable, actual results could differ from its expectations. As of December 31, 2012 and 2011, retained interests in securitized assets are $9,271 and $17,289, respectively.

Items Measured at Fair Value on a Recurring Basis

        The following tables present for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	Level 2		Level 3		Total
	2012	2011	2012	2011	2012	2011
Assets
Interest rate derivatives	$2,788	$3,438	$—	$160	$2,788	$3,598
Foreign exchange contracts	15	—	—	—	15	—
Retained interests	—	—	9,271	17,289	9,271	17,289

Total assets	$2,803	$3,438	$9,271	$17,449	$12,074	$20,887

Liabilities
Interest rate derivatives	$2,744	$3,459	$—	$145	$2,744	$3,604
Foreign exchange contracts	20	—	—	—	20	—

Total liabilities	$2,764	$3,459	$—	$145	$2,764	$3,604

        There were no transfers between Level 1, Level 2 and Level 3 hierarchy levels.

        The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2012, 2011 and 2010:

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2010	$968,371	$(1,645)
Total gains or losses (realized/unrealized):
Impact from accounting change	(475,302)	(24,316)
Impact from accounting change—collateralized wholesale receivables	(394,037)	—
Included in earnings	1,130	20,586
Included in other comprehensive income (loss)	5,706	—
Settlements	(67,954)	—

Balance at January 1, 2011	$37,914	$(5,375)
Total gains or losses (realized/unrealized):
Included in earnings	299	5,390
Included in other comprehensive income (loss)	1,183	—
Settlements	(22,107)	—

Balance at December 31, 2011	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	1,005	65
Included in other comprehensive income (loss)	1,635	(80)
Settlements	(10,658)	—

Balance at December 31, 2012	$9,271	$—

Fair Value of Other Financial Instruments

        The carrying amount of cash and cash equivalents, restricted cash, floating-rate affiliated accounts and notes receivable, floating-rate short-term debt, interest payable, floating-rate affiliated debt and floating-rate long-term debt was assumed to approximate its fair value.

Financial Instruments Not Carried at Fair Value

        The carrying amount and estimated fair value of assets and liabilities considered financial instruments as of December 31, 2012 and 2011 are as follows:

	2012		2011
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$10,732,276	$11,074,646	$9,386,549	$9,710,124
Affiliated debt	$864,032	$864,032	$819,270	$823,028
Long-term debt	$6,321,551	$6,451,544	$4,587,773	$4,648,139
*
Under the fair value hierarchy, all measurements are Level 2.

Financial Assets

        The fair value of receivables was generally determined by discounting the estimated future payments using a discount rate which includes an estimate for credit risk.

Financial Liabilities

        The fair values of fixed-rate affiliated and fixed-rate long-term debt were based on current market quotes for identical or similar borrowings and credit risk.

SEGMENT AND GEOGRAPHICAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SEGMENT AND GEOGRAPHICAL INFORMATION
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 8: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	Three Months Ended March 31,
	2013	2012
Revenues
United States	$159,206	$157,099
Canada	47,726	46,164
Eliminations	(1,267)	—

Total	$205,665	$203,263

Interest expense
United States	$48,623	$50,599
Canada	12,119	14,717
Eliminations	(1,267)	—

Total	$59,475	$65,316

Segment net income
United States	$40,601	$43,218
Canada	23,259	14,345

Total	$63,860	$57,563

Depreciation and amortization
United States	$19,387	$19,235
Canada	8,046	7,983

Total	$27,433	$27,218

Expenditures for equipment on operating leases
United States	$112,725	$76,614
Canada	19,753	21,976

Total	$132,478	$98,590

Provision for credit losses
United States	$3,940	$351
Canada	(441)	271

Total	$3,499	$622

	As of March 31, 2013	As of December 31, 2012
Segment assets
United States	$10,889,087	$11,016,740
Canada	2,610,540	2,555,140
Eliminations	(215,879)	(225,351)

Total	$13,283,748	$13,346,529

Managed portfolio
United States	$9,219,431	$8,849,079
Canada	2,196,752	2,052,884

Total	$11,416,183	$10,901,963

NOTE 11: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	2012	2011	2010
Revenues
United States	$644,900	$641,252	$681,698
Canada	192,196	189,747	181,853
Eliminations	(3,092)	—	—

Total	$834,004	$830,999	$863,551

Interest expense
United States	$202,208	$207,657	$255,316
Canada	54,957	61,177	57,716
Eliminations	(3,092)	—	—

Total	$254,073	$268,834	$313,032

Segment net income
United States	$152,854	$146,709	$100,291
Canada	60,727	54,825	62,219
Eliminations	—	—	(30)

Total	$213,581	$201,534	$162,480

Depreciation and amortization
United States	$76,145	$78,568	$90,041
Canada	32,757	32,978	29,246

Total	$108,902	$111,546	$119,287

Expenditures for equipment on operating leases
United States	$355,076	$292,823	$268,593
Canada	104,401	93,538	88,309

Total	$459,477	$386,361	$356,902

Provision for credit losses
United States	$33,875	$28,974	$74,370
Canada	10,703	3,879	2,024

Total	$44,578	$32,853	$76,394

	2012	2011	2010
Segment assets
United States	$11,016,740	$9,654,594	$8,683,991
Canada	2,555,140	2,358,198	2,307,319
Eliminations	(225,351)	(111,641)	(107,821)

Total	$13,346,529	$11,901,151	$10,883,489

Managed portfolio
United States	$8,849,079	$7,827,253	$7,214,953
Canada	2,052,884	1,774,445	1,737,091

Total	$10,901,963	$9,601,698	$8,952,044

RELATED-PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
RELATED-PARTY TRANSACTIONS

NOTE 9: RELATED-PARTY TRANSACTIONS

        The summary of sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income for the three months ended March 31, 2013 and 2012 is as follows:

	2013	2012
Retail subsidy from CNH North America	$54,976	$53,343
Wholesale subsidy:
CNH North America	34,002	33,683
Other affiliates	814	957
Operating lease subsidy from CNH North America	8,235	7,274
Lending funds:
CNH North America	—	352
Other affiliates	—	1

Total interest and other income from affiliates	$98,027	$95,610

        The Company receives compensation from CNH North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH North America. For selected operating leases, CNH North America compensates the Company for the difference between the market rental rates and the amount paid by the customer. Similarly, for selected wholesale receivables, CNH North America compensates the Company for the difference between market rates and the amount paid by the dealer. The Company is also compensated for lending funds to CNH North America and other affiliates for various purposes.

        Miscellaneous operating expense charged by CNH America represents all personnel and administrative tasks CNH America performs on behalf of the Company.

        As of March 31, 2013 and December 31, 2012, the Company has various accounts and notes receivable and debt with the following affiliates:

	March 31, 2013	December 31, 2012
Affiliated receivables from:
CNH America	$2,142	$64,708
CNH Canada Ltd.	1,016	17,797
Other affiliates	13,059	12,874

Total affiliated receivables	$16,217	$95,379

Affiliated debt owed to:
CNH America	$416,274	$788,381
CNH Canada Ltd.	98,759	60,651
Fiat	5,000	15,000

Total affiliated debt	$520,033	$864,032

        Accounts payable and other accrued liabilities of $97,826 and $15,418, respectively, as of March 31, 2013 and December 31, 2012, were payable to related parties.

        CNH Canada Ltd., an affiliated entity, owns 76,618,488 shares of preferred stock in CNH Capital Canada Ltd, one of the Company's subsidiaries. This is recorded as "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. These shares earn dividends of 12-month LIBOR plus 1.2% per annum. The dividends are accrued annually and are recorded in "Net income attributed to noncontrolling interest" in the consolidated statements of income. The accrued, but not declared, dividends are included in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets.

NOTE 12: RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT

        The Company receives compensation from CNH North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH North America. The amount recognized from CNH North America for below-market interest rate financing is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income, and was $209,952, $216,544 and $227,208 for the years ended December 31, 2012, 2011 and 2010, respectively.

        For selected operating leases, CNH North America compensates the Company for the difference between the market rental rates and the amount paid by the customer and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income. For years ended December 31, 2012, 2011 and 2010, the amount recognized from CNH North America for these operating leases is $30,376, $26,518 and $22,273, respectively.

        Similarly, for selected wholesale receivables, CNH North America compensates the Company for the difference between market rates and the amount paid by the dealer and is included in "Interest and other income from affiliates." For the years ended December 31, 2012, 2011 and 2010, the amount recognized by CNH North America for these wholesale receivables is $148,997, $135,294 and $115,353, respectively.

        The Company is also compensated for lending funds to CNH North America and other affiliates for various purposes.

        The summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income at December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Wholesale subsidy:
CNH North America	$148,997	$135,294	$115,353
Other affiliates	2,784	1,928	—
Retail subsidy with CNH North America	209,952	216,544	227,208
Operating lease subsidy with CNH North America	30,376	26,518	22,273
Lending funds:
CNH North America	352	1,700	10,329
Other affiliates	2	22	1,220

Total interest and other income from affiliates	$392,463	$382,006	$376,383

        Miscellaneous operating expenses charged by CNH America represent all personnel and administrative tasks CNH America performs on behalf of the Company.

        As of December 31, 2012 and 2011, the Company has various accounts and notes receivable and debt with the following affiliates:

	2012			2011
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH America	0%	—	$64,708	2.50%	—	$65,335
CNH Canada Ltd.	0%	—	17,797	1.33%	—	115,816
Other affiliates	0%	—	12,874	2.50%	—	12,766

Total affiliated receivables			$95,379			$193,917

Affiliated debt owed to:
CNH America	3.21%	2013	$788,381	2.50% - 3.18%	Various	$525,927
CNH Canada Ltd.	4.05%	2013	60,651	—	—	—
Fiat	5.78% - 5.83%	2013	15,000	3.38% - 7.00%	Various	293,343

Total affiliated debt			$864,032			$819,270

        Accounts payable and other accrued liabilities of $15,418 and $24,221, respectively, as of December 31, 2012 and 2011, were payable to related parties. Interest expense to related affiliates was $34,512, $44,645 and $80,584, respectively, for the years ended December 31, 2012, 2011 and 2010.

        CNH Canada Ltd., an affiliated entity, owns 76,618,488 shares of preferred stock in CNH Capital Canada Ltd, one of the Company's subsidiaries. This is recorded in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. These shares earn dividends of LIBOR plus 1.2% per annum. The dividends are accrued annually and are recorded in "Net income attributed to the noncontrolling interest" in the consolidated statements of income. The accrued, but not declared, dividends are included in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets.

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10: COMMITMENTS AND CONTINGENCIES

Legal Matters

        The Company is party to various litigation matters and claims arising from its operations. Management believes that the outcome of these proceedings, individually and in the aggregate, will not have a material adverse effect on the Company's financial position or results of operations.

Guarantees

        The Company provides payment guarantees on the financial debt of various CNH European affiliates for approximately $258,425. The guarantees are in effect for the term of the underlying funding facilities, which have various maturities through 2017.

Commitments

        At March 31, 2013, the Company has various agreements to extend credit for the following managed portfolios:

	Total Credit Limit	Utilized	Not Utilized
Commercial revolving accounts	$3,956,612	$228,464	$3,728,148
Wholesale and dealer financing	$5,528,361	$3,619,690	$1,908,671

        The commercial revolving accounts are issued by the Company to retail customers for purchases of parts and services at CNH North America equipment dealers.

NOTE 13: COMMITMENTS AND CONTINGENCIES

Legal Matters

        The Company is party to various litigation matters and claims arising from its operations. Management believes that the outcome of these proceedings, individually and in the aggregate, will not have a material adverse effect on the Company's financial position or results of operations.

Guarantees

        The Company provides payment guarantees on the financial debt of various CNH European affiliates for approximately $266,805. The guarantees are in effect for the term of the underlying funding facilities, which have various maturities through 2015.

Commitments

        As of December 31, 2012, the Company has various agreements to extend credit for the following managed portfolios:

	Total Credit Limit	Utilized	Not Utilized
Commercial revolving accounts	$3,946,496	$221,274	$3,725,222
Wholesale and dealer financing	$5,570,870	$3,135,945	$2,434,925

        The commercial revolving accounts are issued by the Company to retail customers for purchases of parts and services at CNH North America equipment dealers.

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

NOTE 11: SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Capital America and New Holland Credit, which are 100%-owned subsidiaries of CNH Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Capital LLC. As the guarantees are full, unconditional, and joint and several and as the Guarantor Entities are 100%-owned by CNH Capital LLC, the Company has included the following condensed consolidating financial information as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 and 2012. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$2,374	$58,359	$—	$60,733
Interest and other income from affiliates	11,007	44,867	87,270	(45,117)	98,027
Servicing fee income	—	20,513	29	(20,410)	132
Rental income on operating leases	—	18,803	14,324	—	33,127
Other income	—	11,444	2,202	—	13,646

Total revenues	11,007	98,001	162,184	(65,527)	205,665

EXPENSES
Interest expense:
Interest expense to third parties	18,570	699	34,894	—	54,163
Interest expense to affiliates	—	42,159	8,270	(45,117)	5,312

Total interest expense	18,570	42,858	43,164	(45,117)	59,475

Administrative and operating expenses:
Fees charged by affiliates	—	12,187	23,253	(20,410)	15,030
Provision for credit losses	—	3,182	317	—	3,499
Depreciation of equipment on operating leases	—	15,058	12,113	—	27,171
Other expenses (income)	—	8,010	(1,123)	—	6,887

Total operating expenses	—	38,437	34,560	(20,410)	52,587

Total expenses	18,570	81,295	77,724	(65,527)	112,062

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(7,563)	16,706	84,460	—	93,603
Income tax (benefit) provision	(2,964)	7,741	24,966	—	29,743
Equity in income of consolidated subsidiaries accounted for under the equity method	68,041	59,076	—	(127,117)	—

NET INCOME	63,442	68,041	59,494	(127,117)	63,860
Net income attributed to noncontrolling interest	—	—	(418)	—	(418)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$63,442	$68,041	$59,076	$(127,117)	$63,442

COMPREHENSIVE INCOME	$49,795	$54,394	$48,164	$(102,140)	$50,213
Comprehensive income attributed to noncontrolling interest	—	—	(418)	—	(418)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$49,795	$54,394	$47,746	$(102,140)	$49,795

	Condensed Balance Sheets as of March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$205,687	$156,548	$—	$362,235
Restricted cash	—	100	624,160	—	624,260
Receivables, less allowance for credit losses	—	1,141,832	10,112,276	—	11,254,108
Retained interests in securitized receivables	—	5,272	4,997	(4,672)	5,597
Affiliated accounts and notes receivable	1,368,814	1,581,908	1,369,035	(4,303,540)	16,217
Equipment on operating leases, net	—	470,597	327,245	—	797,842
Equipment held for sale	—	26,467	5,649	—	32,116
Investments in consolidated subsidiaries accounted for under the equity method	1,517,338	1,782,619	—	(3,299,957)	—
Goodwill and intangible assets, net	—	85,844	35,408	—	121,252
Other assets	19,382	(18,120)	68,859	—	70,121

TOTAL	$2,905,534	$5,282,206	$12,704,177	$(7,608,169)	$13,283,748

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$93,518	$4,242,214	$—	$4,335,732
Accounts payable and other accrued liabilities	29,211	1,782,604	795,772	(2,130,955)	476,632
Affiliated debt	—	1,786,288	911,002	(2,177,257)	520,033
Long-term debt	1,400,000	102,458	4,915,184	—	6,417,642

Total liabilities	1,429,211	3,764,868	10,864,172	(4,308,212)	11,750,039
Stockholder's equity	1,476,323	1,517,338	1,840,005	(3,299,957)	1,533,709

TOTAL	$2,905,534	$5,282,206	$12,704,177	$(7,608,169)	$13,283,748

	Condensed Statements of Cash Flows for the Three Months Ended March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$—	$420,343	$(229,401)	$32,218	$223,160

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(3,621,374)	(4,267,662)	3,302,374	(4,586,662)
Collections of receivables	—	3,619,151	3,699,933	(3,302,047)	4,017,037
Decrease in restricted cash	—	—	100,435	—	100,435
Purchase of equipment on operating leases, net	—	(55,058)	(19,796)	—	(74,854)
Expenditures for property and equipment	—	(2)	—	—	(2)

Net cash from (used in) investing activities	—	(57,283)	(487,090)	327	(544,046)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	—	(360,382)	51,030	(32,545)	(341,897)
Net (decrease) increase in indebtedness	—	(53,992)	293,097	—	239,105

Net cash (used in) from financing activities	—	(414,374)	344,127	(32,545)	(102,792)

DECREASE IN CASH AND CASH EQUIVALENTS	—	(51,314)	(372,364)	—	(423,678)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	257,001	528,912	—	785,913

End of period	$—	$205,687	$156,548	$—	$362,235

	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$3,635	$54,604	$—	$58,239
Interest and other income from affiliates	—	40,252	85,774	(30,416)	95,610
Servicing fee income	—	18,813	59	(18,566)	306
Rental income on operating leases	—	20,422	12,646	—	33,068
Other income	—	6,282	9,758	—	16,040

Total revenues	—	89,404	162,841	(48,982)	203,263

EXPENSES
Interest expense:
Interest expense to third parties	9,884	842	44,416	—	55,142
Interest expense to affiliates	66	30,873	9,651	(30,416)	10,174

Total interest expense	9,950	31,715	54,067	(30,416)	65,316

Administrative and operating expenses:
Fees charged by affiliates	—	11,583	21,731	(18,566)	14,748
Provision for credit losses	—	(14,212)	14,834	—	622
Depreciation of equipment on operating leases	—	16,499	10,434	—	26,933
Other expenses (income)	—	8,772	(1,568)	—	7,204

Total operating expenses	—	22,642	45,431	(18,566)	49,507

Total expenses	9,950	54,357	99,498	(48,982)	114,823

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(9,950)	35,047	63,343	—	88,440
Income tax (benefit) provision	(3,899)	13,097	21,679	—	30,877
Equity in income of consolidated subsidiaries accounted for under the equity method	63,250	41,300	—	(104,550)	—

NET INCOME	57,199	63,250	41,664	(104,550)	57,563
Net income attributed to noncontrolling interest	—	—	(364)	—	(364)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$57,199	$63,250	$41,300	$(104,550)	$57,199

COMPREHENSIVE INCOME	$69,437	$75,488	$53,827	$(128,951)	$69,801
Comprehensive income attributed to noncontrolling interest	—	—	(364)	—	(364)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$69,437	$75,488	$53,463	$(128,951)	$69,437

	Condensed Balance Sheets as of December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$257,001	$528,912	$—	$785,913
Restricted cash	—	100	727,086	—	727,186
Receivables, less allowance for credit losses	—	1,136,838	9,595,438	—	10,732,276
Retained interests in securitized receivables	—	5,368	8,248	(4,345)	9,271
Affiliated accounts and notes receivable	1,357,013	1,970,680	1,380,472	(4,612,786)	95,379
Equipment on operating leases, net	—	430,599	323,772	—	754,371
Equipment held for sale	—	39,455	7,195	—	46,650
Investments in consolidated subsidiaries accounted for under the equity method	1,462,859	1,740,138	—	(3,202,997)	—
Goodwill and intangible assets	—	86,095	36,130	—	122,225
Other assets	21,765	(14,998)	66,491	—	73,258

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$110,557	$4,119,680	$—	$4,230,237
Accounts payable and other accrued liabilities	15,194	1,791,778	1,112,745	(2,472,419)	447,298
Affiliated debt	—	2,146,670	862,074	(2,144,712)	864,032
Long-term debt	1,400,000	139,412	4,782,139	—	6,321,551

Total liabilities	1,415,194	4,188,417	10,876,638	(4,617,131)	11,863,118
Stockholder's equity	1,426,443	1,462,859	1,797,106	(3,202,997)	1,483,411

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

	Condensed Statements of Cash Flows for the Three Months Ended March 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(59)	$8,227	$334,188	$5,909	$348,265

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(3,443,074)	(4,828,432)	3,952,440	(4,319,066)
Collections of receivables	—	3,620,584	4,046,775	(3,952,886)	3,714,473
Decrease in restricted cash	—	—	148,306	—	148,306
Purchase of equipment on operating leases, net	—	(129,304)	76,884	—	(52,420)
Other investing activities	—	(72)	—	—	(72)

Net cash from (used in) investing activities	—	48,134	(556,467)	(446)	(508,779)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	59	(223,219)	(18,869)	(5,463)	(247,492)
Net increase in indebtedness	—	24,683	25,941	—	50,624

Net cash from (used in) financing activities	59	(198,536)	7,072	(5,463)	(196,868)

DECREASE IN CASH AND CASH EQUIVALENTS	—	(142,175)	(215,207)	—	(357,382)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$164,033	$72,678	$—	$236,711

NOTE 14: SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Capital America and New Holland Credit, which are 100%-owned subsidiaries of CNH Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Capital LLC. As the guarantees are full, unconditional, and joint and several and as the Guarantor Entities are 100%-owned by CNH Capital LLC, the Company has included the following condensed consolidating financial information as of December 31, 2012 and 2011 and for the three years ended December 31, 2012. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$10,658	$229,999	$—	$240,657
Interest and other income from affiliates	7,437	178,848	354,010	(147,832)	392,463
Servicing fee income	—	82,253	137	(81,450)	940
Rental income on operating leases	—	82,280	51,526	—	133,806
Other income	—	31,495	34,643	—	66,138

Total revenues	7,437	385,534	670,315	(229,282)	834,004

EXPENSES
Interest expense:
Interest expense to third parties	48,848	6,838	163,875	—	219,561
Interest expense to affiliates	255	146,665	35,424	(147,832)	34,512

Total interest expense	49,103	153,503	199,299	(147,832)	254,073

Administrative and operating expenses:
Fees charged by affiliates	—	50,591	92,754	(81,450)	61,895
(Benefit) provision for credit losses	—	(563)	45,141	—	44,578
Depreciation of equipment on operating leases	—	65,107	42,729	—	107,836
Other expenses	1	32,999	2,929	—	35,929

Total administrative and operating expenses	1	148,134	183,553	(81,450)	250,238

Total expenses	49,104	301,637	382,852	(229,282)	504,311

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(41,667)	83,897	287,463	—	329,693
Income tax (benefit) provision	(16,327)	33,663	98,776	—	116,112
Equity in income of consolidated subsidiaries accounted for under the equity method	237,276	187,042	—	(424,318)	—

NET INCOME	211,936	237,276	188,687	(424,318)	213,581
Net income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$211,936	$237,276	$187,042	$(424,318)	$211,936

COMPREHENSIVE INCOME	$229,868	$255,208	$204,003	$(457,566)	$231,513
Comprehensive income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$229,868	$255,208	$202,358	$(457,566)	$229,868

	Condensed Balance Sheets as of December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$257,001	$528,912	$—	$785,913
Restricted cash	—	100	727,086	—	727,186
Receivables, less allowance for credit losses	—	1,136,838	9,595,438	—	10,732,276
Retained interests in securitized receivables	—	5,368	8,248	(4,345)	9,271
Affiliated accounts and notes receivable	1,357,013	1,970,680	1,380,472	(4,612,786)	95,379
Equipment on operating leases, net	—	430,599	323,772	—	754,371
Equipment held for sale	—	39,455	7,195	—	46,650
Investments in consolidated subsidiaries accounted for under the equity method	1,462,859	1,740,138	—	(3,202,997)	—
Goodwill and intangible assets	—	86,095	36,130	—	122,225
Other assets	21,765	(14,998)	66,491	—	73,258

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$110,557	$4,119,680	$—	$4,230,237
Accounts payable and other accrued liabilities	15,194	1,791,778	1,112,745	(2,472,419)	447,298
Affiliated debt	—	2,146,670	862,074	(2,144,712)	864,032
Long-term debt	1,400,000	139,412	4,782,139	—	6,321,551

Total liabilities	1,415,194	4,188,417	10,876,638	(4,617,131)	11,863,118
Stockholder's equity	1,426,443	1,462,859	1,797,106	(3,202,997)	1,483,411

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

	Condensed Statements of Cash Flows for the Year Ended December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(740,547)	$(1,069,674)	$915,730	$1,421,072	$526,581

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(15,802,666)	(17,733,851)	13,897,290	(19,639,227)
Collections of receivables	—	15,499,698	16,703,466	(13,897,223)	18,305,941
Decrease in restricted cash	—	—	43,589	—	43,589
Purchase of equipment on operating leases, net	—	(118,412)	(91,186)	—	(209,598)
Other investing activities	—	(2,300)	(14)	—	(2,314)

Net cash from (used in) investing activities	—	(423,680)	(1,077,996)	67	(1,501,609)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(9,453)	1,543,710	(69,879)	(1,421,139)	43,239
Net increase (decrease) in indebtedness	750,000	(99,563)	473,172	—	1,123,609

Net cash from financing activities	740,547	1,444,147	403,293	(1,421,139)	1,166,848

(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(49,207)	241,027	—	191,820
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$257,001	$528,912	$—	$785,913

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$17,089	$221,241	$—	$238,330
Interest and other income from affiliates	—	153,927	346,146	(118,067)	382,006
Servicing fee income	—	72,087	514	(70,854)	1,747
Rental income on operating leases	—	85,346	52,383	—	137,729
Other income	—	29,237	41,950	—	71,187

Total revenues	—	357,686	662,234	(188,921)	830,999

EXPENSES
Interest expense:
Interest expense to third parties	8,184	(755)	216,760	—	224,189
Interest expense to affiliates	190	131,869	30,653	(118,067)	44,645

Total interest expense	8,374	131,114	247,413	(118,067)	268,834

Administrative and operating expenses:
Fees charged by affiliates	—	50,055	83,744	(70,854)	62,945
Provision for credit losses	—	31,463	1,390	—	32,853
Other than temporary impairment	—	30	785	—	815
Depreciation of equipment on operating leases	—	66,279	44,035	—	110,314
Other expenses	1	29,213	6,437	—	35,651

Total administrative and operating expenses	1	177,040	136,391	(70,854)	242,578

Total expenses	8,375	308,154	383,804	(188,921)	511,412

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(8,375)	49,532	278,430	—	319,587
Income tax (benefit) provision	(3,282)	18,830	102,505	—	118,053
Equity in income of consolidated subsidiaries accounted for under the equity method	205,139	174,437	—	(379,576)	—

NET INCOME	200,046	205,139	175,925	(379,576)	201,534
Net income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$200,046	$205,139	$174,437	$(379,576)	$200,046

COMPREHENSIVE INCOME	$183,120	$188,213	$160,064	$(346,789)	$184,608
Comprehensive income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$183,120	$188,213	$158,576	$(346,789)	$183,120

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
Stockholder's equity	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Statements of Cash Flows for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(653,183)	$859,941	$235,827	$22,517	$465,102

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(14,454,152)	(15,762,983)	12,180,227	(18,036,908)
Proceeds from sales and collections of receivables	—	14,525,124	14,871,686	(12,179,172)	17,217,638
Purchase of equipment on operating leases, net	—	(84,523)	(63,813)	—	(148,336)
Other investing activities	—	(933)	1,986	—	1,053

Net cash (used in) from investing activities	—	(14,484)	(953,124)	1,055	(966,553)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,183	(683,368)	(38,753)	(23,572)	(742,510)
Net increase in indebtedness	650,000	28,832	823,430	—	1,502,262
Dividends to CNH America LLC	—	(85,000)	—	—	(85,000)

Net cash from (used in) financing activities	653,183	(739,536)	784,677	(23,572)	674,752

INCREASE IN CASH AND CASH EQUIVALENTS	—	105,921	67,380	—	173,301
CASH AND CASH EQUIVALENTS:
Beginning of period	—	200,287	220,505	—	420,792

End of period	$—	$306,208	$287,885	$—	$594,093

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$22,272	$245,279	$—	$267,551
Interest and other income from affiliates	—	153,814	306,906	(84,337)	376,383
Gain on retail notes, wholesale receivables and commercial revolving accounts sold	—	38	—	—	38
Servicing fee income	—	68,145	1,419	(66,224)	3,340
Rental income on operating leases	—	105,844	35,145	—	140,989
Other income	—	30,695	44,555	—	75,250

Total revenues	—	380,808	633,304	(150,561)	863,551

EXPENSES
Interest expense:
Interest expense to third parties	—	20,296	212,152	—	232,448
Interest expense to affiliates	155	121,999	42,767	(84,337)	80,584

Total interest expense	155	142,295	254,919	(84,337)	313,032

Administrative and operating expenses:
Fees charged by affiliates	—	50,613	77,075	(66,224)	61,464
Provision for credit losses	—	70,981	5,413	—	76,394
Other than temporary impairment of retained interests	—	—	4,108	—	4,108
Depreciation of equipment on operating leases	—	87,838	30,010	—	117,848
Other expenses	1	27,208	15,949	—	43,158

Total administrative and operating expenses	1	236,640	132,555	(66,224)	302,972

Total expenses	156	378,935	387,474	(150,561)	616,004

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(156)	1,873	245,830	—	247,547
Income tax (benefit) provision	(62)	1,303	83,826	—	85,067
Equity in income of consolidated subsidiaries accounted for under the equity method	160,713	160,143	—	(320,856)	—

NET INCOME	160,619	160,713	162,004	(320,856)	162,480
Net income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$160,619	$160,713	$160,143	$(320,856)	$160,619

COMPREHENSIVE INCOME	$189,635	$189,729	$188,666	$(376,534)	$191,496
Comprehensive income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$189,635	$189,729	$186,805	$(376,534)	$189,635

	Condensed Statements of Cash Flows for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(155)	$692,810	$(275,287)	$(60,341)	$357,027

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(12,375,373)	(13,766,266)	10,407,997	(15,733,642)
Proceeds from sales and collections of receivables	—	12,318,165	13,545,171	(10,407,997)	15,455,339
Decrease (increase) in restricted cash	—	1,992	(148,340)	—	(146,348)
Purchase (disposal)of equipment on operating leases, net	—	14,365	(145,406)	—	(131,041)
Other investing activities	—	(1,199)	—	—	(1,199)

Net cash from (used in) investing activities	—	(42,050)	(514,841)	—	(556,891)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	155	(314,591)	(220,583)	(20,931)	(555,950)
Net increase in indebtedness	—	4,870	1,068,721	—	1,073,591
Issuance of common stock	—	—	1	(1)	—
Redemption of paid in capital	—	—	(81,273)	81,273	—
Dividends to CNH America LLC	—	(295,000)	—	—	(295,000)

Net cash from (used in) financing activities	155	(604,721)	766,866	60,341	222,641

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	46,039	(23,262)	—	22,777
CASH AND CASH EQUIVALENTS:
Beginning of period	—	154,248	243,767	—	398,015

End of period	$—	$200,287	$220,505	$—	$420,792

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUBSEQUENT EVENT
SUBSEQUENT EVENTS

NOTE 12: SUBSEQUENT EVENTS

        On April 8, 2013, CNH Capital completed an offering of $600,000 in aggregate principal amount of its 3.625% unsecured notes due 2018, issued at par.

        On April 24, 2013, the Company, through a bankruptcy-remote trust, sold C$411,975 ($407,579) of amortizing, asset-backed notes secured by Canadian retail loan contracts.

NOTE 17: SUBSEQUENT EVENT On February 21, 2013, the Company, through a bankruptcy-remote trust, issued $1,252,282 of amortizing asset-backed notes secured by U.S. retail loan contracts.

ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of changes in the components of AOCI and related tax effects

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$58,920	$(8,834)	$3,012	$(13,219)	$39,879
Tax asset (liability)	—	3,286	(1,136)	4,619	6,769

Beginning balance, net of tax	58,920	(5,548)	1,876	(8,600)	46,648
Other comprehensive income before reclassifications	(13,751)	—	(426)	(220)	(14,397)
Amounts reclassified from accumulated other comprehensive income	—	177	(941)	1,556	792
Tax effects	—	(64)	516	(494)	(42)

Net current-period other comprehensive income	(13,751)	113	(851)	842	(13,647)

BALANCE—March 31, 2013	$45,169	$(5,435)	$1,025	$(7,758)	$33,001

	2012	2011
Cumulative foreign currency translation adjustment	$58,920	$43,836
Pension liability adjustment net of taxes of $3,286 and $3,267, respectively	(5,548)	(5,394)
Unrealized gains on retained interests net of taxes of $1,136 and $1,959, respectively	1,876	3,234
Unrealized loss on derivative financial instruments net of taxes of $4,619 and $6,957, respectively	(8,600)	(12,960)

Total	$46,648	$28,716

Schedule of reclassifications out of AOCI and the location on the consolidated statements of income

The reclassifications out of AOCI and the location on the consolidated statements of income for the three months ended March 31, 2013 are as follows:

Details about AOCI Components	Amounts Reclassified from AOCI	Affected Line Item
Amortization of defined benefit pension items:
Insignificant items	$(177)

	(177)	Income before taxes
	64	Income tax provision

	$(113)	Net of tax

Unrealized gains on retained interests:
	$941	Other income

	941	Income before taxes
	(355)	Income tax benefit

	$586	Net of tax

Unrealized losses on derivatives:
	$(1,556)	Interest expense to third parties

	(1,556)	Income before taxes
	553	Income tax benefit

	$(1,003)	Net of tax

RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Receivables
Summary of receivables

	March 31, 2013	December 31, 2012
Retail note receivables	$554,912	$903,644
Wholesale receivables	393,016	88,763
Finance lease receivables	60,244	62,615
Restricted receivables	10,135,996	9,573,535
Commercial revolving accounts receivables	232,964	226,039

Gross receivables	11,377,132	10,854,596
Less: allowance for credit losses	(123,024)	(122,320)

Total receivables, net	$11,254,108	$10,732,276

	2012	2011
Retail note receivables	$903,644	$731,807
Wholesale receivables	88,763	87,600
Finance lease receivables	62,615	53,391
Restricted receivables	9,573,535	8,566,514
Commercial revolving accounts receivables	226,039	82,098

Gross receivables	10,854,596	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(122,320)	(106,673)

Total receivables, net	$10,732,276	$9,386,549

Summary of restricted and off-book receivables and the related retained interests

	Restricted Receivables		Off-Book Receivables		Retained Interests
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Retail note receivables	$6,815,091	$6,376,211	$39,051	$47,367	$5,597	$9,271
Wholesale receivables	3,303,964	3,176,410	—	—	—	—
Finance lease receivables	16,941	20,914	—	—	—	—

Total	$10,135,996	$9,573,535	$39,051	$47,367	$5,597	$9,271

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2012	2011	2012	2011	2012	2011
Retail note receivables	$6,376,211	$5,454,279	$47,367	$108,476	$9,271	$17,289
Wholesale receivables	3,176,410	2,884,516	—	—	—	—
Finance lease receivables	20,914	47,000	—	—	—	—
Commercial revolving account receivables	—	180,719	—	—	—	—

Total	$9,573,535	$8,566,514	$47,367	$108,476	$9,271	$17,289

Schedule of allowance for credit losses activity

Allowance for credit losses activity for the three months ended March 31, 2013 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$102,560	$11,887	$7,873	$122,320
Charge-offs	(2,510)	(63)	(1,649)	(4,222)
Recoveries	795	35	849	1,679
Provision	1,988	444	1,067	3,499
Foreign currency translation and other	(215)	(22)	(15)	(252)

Ending balance	$102,618	$12,281	$8,125	$123,024

Ending balance: individually evaluated for impairment	$24,750	$9,202	$—	$33,952

Ending balance: collectively evaluated for impairment	$77,868	$3,079	$8,125	$89,072

Receivables:
Ending balance	$7,447,188	$3,696,980	$232,964	$11,377,132

Ending balance: individually evaluated for impairment	$46,190	$53,779	$—	$99,969

Ending balance: collectively evaluated for impairment	$7,400,998	$3,643,201	$232,964	$11,277,163

        Allowance for credit losses activity for the three months ended March 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(4,338)	—	(2,430)	(6,768)
Recoveries	1,856	58	763	2,677
Provision	488	(605)	739	622
Foreign currency translation and other	41	24	29	94

Ending balance	$81,280	$11,640	$10,378	$103,298

Ending balance: individually evaluated for impairment	$40,137	$9,542	$—	$49,679

Ending balance: collectively evaluated for impairment	$41,143	$2,098	$10,378	$53,619

Receivables:
Ending balance	$6,364,455	$3,505,385	$275,142	$10,144,982

Ending balance: individually evaluated for impairment	$78,896	$65,611	$—	$144,507

Ending balance: collectively evaluated for impairment	$6,285,559	$3,439,774	$275,142	$10,000,475

        Allowance for credit losses activity for the year ended December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

 Allowance for credit losses activity for the year December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

Schedule of aging of financing receivables

	March 31, 2013
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$12,927	$4,360	$19,566	$36,853	$6,135,927	$6,172,780	$3,583
Canada	$2,834	$410	$68	$3,312	$1,271,096	$1,274,408	$38
Wholesale
United States	$1,067	$239	$381	$1,687	$2,802,801	$2,804,488	$146
Canada	$130	$45	$287	$462	$892,030	$892,492	$75
Total
Retail	$15,761	$4,770	$19,634	$40,165	$7,407,023	$7,447,188	$3,621
Wholesale	$1,197	$284	$668	$2,149	$3,694,831	$3,696,980	$221

	December 31, 2012
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

	2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

Schedule of recorded investment in impaired receivables and the related unpaid principal balances and allowances

	March 31, 2013			December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$8,220	$8,165	$—	$5,614	$5,597	$—
Canada	$561	$560	$—	$—	$—	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$37,409	$34,781	$24,750	$42,581	$37,475	$28,266
Canada	$—	$—	$—	$—	$—	$—
Wholesale
United States	$52,259	$51,699	$8,947	$58,826	$58,329	$9,000
Canada	$1,520	$1,421	$255	$2,926	$2,846	$512
Total
Retail	$46,190	$43,506	$24,750	$48,195	$43,072	$28,266
Wholesale	$53,779	$53,120	$9,202	$61,752	$61,175	$9,512

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$5,614	$5,597	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$42,581	$37,475	$28,266	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$58,826	$58,329	$9,000	$55,167	$53,168	$9,690
Canada	$2,926	$2,846	$512	$1,277	$1,247	$411
Total
Retail	$48,195	$43,072	$28,266	$73,920	$68,459	$42,879
Wholesale	$61,752	$61,175	$9,512	$56,444	$54,415	$10,101

Schedule of average recorded investment in impaired receivables and the related interest income recognized

	2013		2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$8,370	$71	$9,804	$201
Canada	$592	$37	$633	$19
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$38,473	$432	$62,987	$383
Canada	$—	$—	$—	$—
Wholesale
United States	$56,620	$601	$60,917	$459
Canada	$1,722	$—	$686	$—
Total
Retail	$47,435	$540	$73,424	$603
Wholesale	$58,342	$601	$61,603	$459

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,671	$88	$2,741	$390
Canada	$—	$—	$355	$9
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$51,751	$2,765	$81,927	$4,261
Canada	$—	$—	$71	$9
Wholesale
United States	$66,418	$2,301	$64,061	$2,226
Canada	$5,810	$278	$4,173	$153
Total
Retail	$56,422	$2,853	$85,094	$4,669
Wholesale	$72,228	$2,579	$68,234	$2,379

Schedule of receivables on nonaccrual status

	March 31, 2013			December 31, 2012
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$18,164	$51,699	$69,863	$29,130	$58,329	$87,459
Canada	$30	$1,421	$1,451	$122	$2,846	$2,968

	2012			2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$29,130	$58,329	$87,459	$54,798	$53,168	$107,966
Canada	$122	$2,846	$2,968	$676	$1,247	$1,923

Retail
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	March 31, 2013	December 31, 2012
Titanium	$4,115,705	$4,038,596
Platinum	2,000,792	1,994,248
Gold	1,127,473	1,124,612
Silver	181,374	185,712
Bronze	21,844	20,216

Total	$7,447,188	$7,363,384

	2012	2011
Titanium	$4,038,596	$3,195,785
Platinum	1,994,248	1,837,604
Gold	1,124,612	999,950
Silver	185,712	197,108
Bronze	20,216	27,842

Total	$7,363,384	$6,258,289

Wholesale
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	March 31, 2013	December 31, 2012
A	$2,197,757	$1,873,495
B	1,052,448	967,849
C	253,826	245,652
D	192,949	178,177

Total	$3,696,980	$3,265,173

	2012	2011
A	$1,873,495	$1,662,920
B	967,849	897,914
C	245,652	287,793
D	178,177	123,489

Total	$3,265,173	$2,972,116

FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS
Schedule of fair values of derivatives in the consolidated balance sheets

	March 31, 2013	December 31, 2012
Derivatives Designated as Hedging Instruments:
Accounts payable and other accrued liabilities:
Interest rate derivatives	$229	$—
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$3,720	$2,788
Foreign exchange contracts	—	15

Total	$3,720	$2,803

Accounts payable and other accrued liabilities:
Interest rate derivatives	$3,720	$2,744
Foreign exchange contracts	—	20

Total	$3,720	$2,764

	2012	2011
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$—	$80
Accounts payable and other accrued liabilities:
Interest rate derivatives	$—	$19
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$2,788	$3,518
Foreign exchange contracts	15	—

Total	$2,803	$3,518

Accounts payable and other accrued liabilities:
Interest rate derivatives	$2,744	$3,585
Foreign exchange contracts	20	—

Total	$2,764	$3,585

Schedule of location on consolidated statements of income and impact of derivatives

	2013	2012
Cash Flow Hedges
Losses recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$(220)	$(310)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(1,556)	(1,991)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	—	26
Not Designated as Hedges
Interest rate derivatives—Other expenses	$69	$(47)

	2012	2011	2010
Fair Value Hedges
Interest rate derivatives—Other expenses	$—	$—	$(3,499)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$(254)	$(19,818)	$(26,268)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(6,971)	(17,191)	(33,925)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	20	(278)	(552)
Not Designated as Hedges
Interest rate derivatives—Other expenses	$(53)	$(751)	$—
Foreign exchange contracts—Other expenses	5	—	—

Schedule of fair-value hierarchy levels of assets and liabilities measured at fair value on a recurring basis

	Level 2		Level 3		Total
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Assets
Interest rate derivatives	$3,720	$2,788	$—	$—	$3,720	$2,788
Foreign exchange contracts	—	15	—	—	—	15
Retained interests	—	—	5,597	9,271	5,597	9,271

Total assets	$3,720	$2,803	$5,597	$9,271	$9,317	$12,074

Liabilities
Interest rate derivatives	$3,949	$2,744	$—	$—	$3,949	$2,744
Foreign exchange contracts	—	20	—	—	—	20

Total liabilities	$3,949	$2,764	$—	$—	$3,949	$2,764

	Level 2		Level 3		Total
	2012	2011	2012	2011	2012	2011
Assets
Interest rate derivatives	$2,788	$3,438	$—	$160	$2,788	$3,598
Foreign exchange contracts	15	—	—	—	15	—
Retained interests	—	—	9,271	17,289	9,271	17,289

Total assets	$2,803	$3,438	$9,271	$17,449	$12,074	$20,887

Liabilities
Interest rate derivatives	$2,744	$3,459	$—	$145	$2,744	$3,604
Foreign exchange contracts	20	—	—	—	20	—

Total liabilities	$2,764	$3,459	$—	$145	$2,764	$3,604

Schedule of changes in Level 3 fair-value category

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2012	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	693	65
Included in other comprehensive income (loss)	281	(80)
Settlements	(5,240)	—

Balance at March 31, 2012	$13,023	$—

Balance at January 1, 2013	$9,271	$—
Total gains or losses (realized/unrealized):
Included in earnings	105	—
Included in other comprehensive income (loss)	(426)	—
Settlements	(3,353)	—

Balance at March 31, 2013	$5,597	$—

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2010	$968,371	$(1,645)
Total gains or losses (realized/unrealized):
Impact from accounting change	(475,302)	(24,316)
Impact from accounting change—collateralized wholesale receivables	(394,037)	—
Included in earnings	1,130	20,586
Included in other comprehensive income (loss)	5,706	—
Settlements	(67,954)	—

Balance at January 1, 2011	$37,914	$(5,375)
Total gains or losses (realized/unrealized):
Included in earnings	299	5,390
Included in other comprehensive income (loss)	1,183	—
Settlements	(22,107)	—

Balance at December 31, 2011	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	1,005	65
Included in other comprehensive income (loss)	1,635	(80)
Settlements	(10,658)	—

Balance at December 31, 2012	$9,271	$—

Schedule of carrying amount and estimated fair value of assets and liabilities considered financial instruments

	March 31, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$11,254,108	$11,330,725	$10,732,276	$11,074,646
Long-term debt	$6,417,642	$6,583,502	$6,321,551	$6,451,544
    *
    Under the fair value hierarchy, all measurements are Level 2.

	2012		2011
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$10,732,276	$11,074,646	$9,386,549	$9,710,124
Affiliated debt	$864,032	$864,032	$819,270	$823,028
Long-term debt	$6,321,551	$6,451,544	$4,587,773	$4,648,139
*
Under the fair value hierarchy, all measurements are Level 2.

SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SEGMENT AND GEOGRAPHICAL INFORMATION
Summary of reportable segment information

	Three Months Ended March 31,
	2013	2012
Revenues
United States	$159,206	$157,099
Canada	47,726	46,164
Eliminations	(1,267)	—

Total	$205,665	$203,263

Interest expense
United States	$48,623	$50,599
Canada	12,119	14,717
Eliminations	(1,267)	—

Total	$59,475	$65,316

Segment net income
United States	$40,601	$43,218
Canada	23,259	14,345

Total	$63,860	$57,563

Depreciation and amortization
United States	$19,387	$19,235
Canada	8,046	7,983

Total	$27,433	$27,218

Expenditures for equipment on operating leases
United States	$112,725	$76,614
Canada	19,753	21,976

Total	$132,478	$98,590

Provision for credit losses
United States	$3,940	$351
Canada	(441)	271

Total	$3,499	$622

	As of March 31, 2013	As of December 31, 2012
Segment assets
United States	$10,889,087	$11,016,740
Canada	2,610,540	2,555,140
Eliminations	(215,879)	(225,351)

Total	$13,283,748	$13,346,529

Managed portfolio
United States	$9,219,431	$8,849,079
Canada	2,196,752	2,052,884

Total	$11,416,183	$10,901,963

	2012	2011	2010
Revenues
United States	$644,900	$641,252	$681,698
Canada	192,196	189,747	181,853
Eliminations	(3,092)	—	—

Total	$834,004	$830,999	$863,551

Interest expense
United States	$202,208	$207,657	$255,316
Canada	54,957	61,177	57,716
Eliminations	(3,092)	—	—

Total	$254,073	$268,834	$313,032

Segment net income
United States	$152,854	$146,709	$100,291
Canada	60,727	54,825	62,219
Eliminations	—	—	(30)

Total	$213,581	$201,534	$162,480

Depreciation and amortization
United States	$76,145	$78,568	$90,041
Canada	32,757	32,978	29,246

Total	$108,902	$111,546	$119,287

Expenditures for equipment on operating leases
United States	$355,076	$292,823	$268,593
Canada	104,401	93,538	88,309

Total	$459,477	$386,361	$356,902

Provision for credit losses
United States	$33,875	$28,974	$74,370
Canada	10,703	3,879	2,024

Total	$44,578	$32,853	$76,394

	2012	2011	2010
Segment assets
United States	$11,016,740	$9,654,594	$8,683,991
Canada	2,555,140	2,358,198	2,307,319
Eliminations	(225,351)	(111,641)	(107,821)

Total	$13,346,529	$11,901,151	$10,883,489

Managed portfolio
United States	$8,849,079	$7,827,253	$7,214,953
Canada	2,052,884	1,774,445	1,737,091

Total	$10,901,963	$9,601,698	$8,952,044

RELATED-PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income
	2013	2012
Retail subsidy from CNH North America	$54,976	$53,343
Wholesale subsidy:
CNH North America	34,002	33,683
Other affiliates	814	957
Operating lease subsidy from CNH North America	8,235	7,274
Lending funds:
CNH North America	—	352
Other affiliates	—	1

Total interest and other income from affiliates	$98,027	$95,610

	2012	2011	2010
Wholesale subsidy:
CNH North America	$148,997	$135,294	$115,353
Other affiliates	2,784	1,928	—
Retail subsidy with CNH North America	209,952	216,544	227,208
Operating lease subsidy with CNH North America	30,376	26,518	22,273
Lending funds:
CNH North America	352	1,700	10,329
Other affiliates	2	22	1,220

Total interest and other income from affiliates	$392,463	$382,006	$376,383

Schedule of various accounts and notes receivable and debt with the affiliates

	March 31, 2013	December 31, 2012
Affiliated receivables from:
CNH America	$2,142	$64,708
CNH Canada Ltd.	1,016	17,797
Other affiliates	13,059	12,874

Total affiliated receivables	$16,217	$95,379

Affiliated debt owed to:
CNH America	$416,274	$788,381
CNH Canada Ltd.	98,759	60,651
Fiat	5,000	15,000

Total affiliated debt	$520,033	$864,032

	2012			2011
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH America	0%	—	$64,708	2.50%	—	$65,335
CNH Canada Ltd.	0%	—	17,797	1.33%	—	115,816
Other affiliates	0%	—	12,874	2.50%	—	12,766

Total affiliated receivables			$95,379			$193,917

Affiliated debt owed to:
CNH America	3.21%	2013	$788,381	2.50% - 3.18%	Various	$525,927
CNH Canada Ltd.	4.05%	2013	60,651	—	—	—
Fiat	5.78% - 5.83%	2013	15,000	3.38% - 7.00%	Various	293,343

Total affiliated debt			$864,032			$819,270

COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of commitments to extend credit for the managed portfolios

	Total Credit Limit	Utilized	Not Utilized
Commercial revolving accounts	$3,956,612	$228,464	$3,728,148
Wholesale and dealer financing	$5,528,361	$3,619,690	$1,908,671

	Total Credit Limit	Utilized	Not Utilized
Commercial revolving accounts	$3,946,496	$221,274	$3,725,222
Wholesale and dealer financing	$5,570,870	$3,135,945	$2,434,925

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Schedule of condensed statements of comprehensive income

	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$2,374	$58,359	$—	$60,733
Interest and other income from affiliates	11,007	44,867	87,270	(45,117)	98,027
Servicing fee income	—	20,513	29	(20,410)	132
Rental income on operating leases	—	18,803	14,324	—	33,127
Other income	—	11,444	2,202	—	13,646

Total revenues	11,007	98,001	162,184	(65,527)	205,665

EXPENSES
Interest expense:
Interest expense to third parties	18,570	699	34,894	—	54,163
Interest expense to affiliates	—	42,159	8,270	(45,117)	5,312

Total interest expense	18,570	42,858	43,164	(45,117)	59,475

Administrative and operating expenses:
Fees charged by affiliates	—	12,187	23,253	(20,410)	15,030
Provision for credit losses	—	3,182	317	—	3,499
Depreciation of equipment on operating leases	—	15,058	12,113	—	27,171
Other expenses (income)	—	8,010	(1,123)	—	6,887

Total operating expenses	—	38,437	34,560	(20,410)	52,587

Total expenses	18,570	81,295	77,724	(65,527)	112,062

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(7,563)	16,706	84,460	—	93,603
Income tax (benefit) provision	(2,964)	7,741	24,966	—	29,743
Equity in income of consolidated subsidiaries accounted for under the equity method	68,041	59,076	—	(127,117)	—

NET INCOME	63,442	68,041	59,494	(127,117)	63,860
Net income attributed to noncontrolling interest	—	—	(418)	—	(418)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$63,442	$68,041	$59,076	$(127,117)	$63,442

COMPREHENSIVE INCOME	$49,795	$54,394	$48,164	$(102,140)	$50,213
Comprehensive income attributed to noncontrolling interest	—	—	(418)	—	(418)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$49,795	$54,394	$47,746	$(102,140)	$49,795

	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$3,635	$54,604	$—	$58,239
Interest and other income from affiliates	—	40,252	85,774	(30,416)	95,610
Servicing fee income	—	18,813	59	(18,566)	306
Rental income on operating leases	—	20,422	12,646	—	33,068
Other income	—	6,282	9,758	—	16,040

Total revenues	—	89,404	162,841	(48,982)	203,263

EXPENSES
Interest expense:
Interest expense to third parties	9,884	842	44,416	—	55,142
Interest expense to affiliates	66	30,873	9,651	(30,416)	10,174

Total interest expense	9,950	31,715	54,067	(30,416)	65,316

Administrative and operating expenses:
Fees charged by affiliates	—	11,583	21,731	(18,566)	14,748
Provision for credit losses	—	(14,212)	14,834	—	622
Depreciation of equipment on operating leases	—	16,499	10,434	—	26,933
Other expenses (income)	—	8,772	(1,568)	—	7,204

Total operating expenses	—	22,642	45,431	(18,566)	49,507

Total expenses	9,950	54,357	99,498	(48,982)	114,823

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(9,950)	35,047	63,343	—	88,440
Income tax (benefit) provision	(3,899)	13,097	21,679	—	30,877
Equity in income of consolidated subsidiaries accounted for under the equity method	63,250	41,300	—	(104,550)	—

NET INCOME	57,199	63,250	41,664	(104,550)	57,563
Net income attributed to noncontrolling interest	—	—	(364)	—	(364)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$57,199	$63,250	$41,300	$(104,550)	$57,199

COMPREHENSIVE INCOME	$69,437	$75,488	$53,827	$(128,951)	$69,801
Comprehensive income attributed to noncontrolling interest	—	—	(364)	—	(364)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$69,437	$75,488	$53,463	$(128,951)	$69,437

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$10,658	$229,999	$—	$240,657
Interest and other income from affiliates	7,437	178,848	354,010	(147,832)	392,463
Servicing fee income	—	82,253	137	(81,450)	940
Rental income on operating leases	—	82,280	51,526	—	133,806
Other income	—	31,495	34,643	—	66,138

Total revenues	7,437	385,534	670,315	(229,282)	834,004

EXPENSES
Interest expense:
Interest expense to third parties	48,848	6,838	163,875	—	219,561
Interest expense to affiliates	255	146,665	35,424	(147,832)	34,512

Total interest expense	49,103	153,503	199,299	(147,832)	254,073

Administrative and operating expenses:
Fees charged by affiliates	—	50,591	92,754	(81,450)	61,895
(Benefit) provision for credit losses	—	(563)	45,141	—	44,578
Depreciation of equipment on operating leases	—	65,107	42,729	—	107,836
Other expenses	1	32,999	2,929	—	35,929

Total administrative and operating expenses	1	148,134	183,553	(81,450)	250,238

Total expenses	49,104	301,637	382,852	(229,282)	504,311

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(41,667)	83,897	287,463	—	329,693
Income tax (benefit) provision	(16,327)	33,663	98,776	—	116,112
Equity in income of consolidated subsidiaries accounted for under the equity method	237,276	187,042	—	(424,318)	—

NET INCOME	211,936	237,276	188,687	(424,318)	213,581
Net income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$211,936	$237,276	$187,042	$(424,318)	$211,936

COMPREHENSIVE INCOME	$229,868	$255,208	$204,003	$(457,566)	$231,513
Comprehensive income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$229,868	$255,208	$202,358	$(457,566)	$229,868

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$17,089	$221,241	$—	$238,330
Interest and other income from affiliates	—	153,927	346,146	(118,067)	382,006
Servicing fee income	—	72,087	514	(70,854)	1,747
Rental income on operating leases	—	85,346	52,383	—	137,729
Other income	—	29,237	41,950	—	71,187

Total revenues	—	357,686	662,234	(188,921)	830,999

EXPENSES
Interest expense:
Interest expense to third parties	8,184	(755)	216,760	—	224,189
Interest expense to affiliates	190	131,869	30,653	(118,067)	44,645

Total interest expense	8,374	131,114	247,413	(118,067)	268,834

Administrative and operating expenses:
Fees charged by affiliates	—	50,055	83,744	(70,854)	62,945
Provision for credit losses	—	31,463	1,390	—	32,853
Other than temporary impairment	—	30	785	—	815
Depreciation of equipment on operating leases	—	66,279	44,035	—	110,314
Other expenses	1	29,213	6,437	—	35,651

Total administrative and operating expenses	1	177,040	136,391	(70,854)	242,578

Total expenses	8,375	308,154	383,804	(188,921)	511,412

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(8,375)	49,532	278,430	—	319,587
Income tax (benefit) provision	(3,282)	18,830	102,505	—	118,053
Equity in income of consolidated subsidiaries accounted for under the equity method	205,139	174,437	—	(379,576)	—

NET INCOME	200,046	205,139	175,925	(379,576)	201,534
Net income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$200,046	$205,139	$174,437	$(379,576)	$200,046

COMPREHENSIVE INCOME	$183,120	$188,213	$160,064	$(346,789)	$184,608
Comprehensive income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$183,120	$188,213	$158,576	$(346,789)	$183,120

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$22,272	$245,279	$—	$267,551
Interest and other income from affiliates	—	153,814	306,906	(84,337)	376,383
Gain on retail notes, wholesale receivables and commercial revolving accounts sold	—	38	—	—	38
Servicing fee income	—	68,145	1,419	(66,224)	3,340
Rental income on operating leases	—	105,844	35,145	—	140,989
Other income	—	30,695	44,555	—	75,250

Total revenues	—	380,808	633,304	(150,561)	863,551

EXPENSES
Interest expense:
Interest expense to third parties	—	20,296	212,152	—	232,448
Interest expense to affiliates	155	121,999	42,767	(84,337)	80,584

Total interest expense	155	142,295	254,919	(84,337)	313,032

Administrative and operating expenses:
Fees charged by affiliates	—	50,613	77,075	(66,224)	61,464
Provision for credit losses	—	70,981	5,413	—	76,394
Other than temporary impairment of retained interests	—	—	4,108	—	4,108
Depreciation of equipment on operating leases	—	87,838	30,010	—	117,848
Other expenses	1	27,208	15,949	—	43,158

Total administrative and operating expenses	1	236,640	132,555	(66,224)	302,972

Total expenses	156	378,935	387,474	(150,561)	616,004

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(156)	1,873	245,830	—	247,547
Income tax (benefit) provision	(62)	1,303	83,826	—	85,067
Equity in income of consolidated subsidiaries accounted for under the equity method	160,713	160,143	—	(320,856)	—

NET INCOME	160,619	160,713	162,004	(320,856)	162,480
Net income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$160,619	$160,713	$160,143	$(320,856)	$160,619

COMPREHENSIVE INCOME	$189,635	$189,729	$188,666	$(376,534)	$191,496
Comprehensive income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$189,635	$189,729	$186,805	$(376,534)	$189,635

Schedule of condensed balance sheets

	Condensed Balance Sheets as of March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$205,687	$156,548	$—	$362,235
Restricted cash	—	100	624,160	—	624,260
Receivables, less allowance for credit losses	—	1,141,832	10,112,276	—	11,254,108
Retained interests in securitized receivables	—	5,272	4,997	(4,672)	5,597
Affiliated accounts and notes receivable	1,368,814	1,581,908	1,369,035	(4,303,540)	16,217
Equipment on operating leases, net	—	470,597	327,245	—	797,842
Equipment held for sale	—	26,467	5,649	—	32,116
Investments in consolidated subsidiaries accounted for under the equity method	1,517,338	1,782,619	—	(3,299,957)	—
Goodwill and intangible assets, net	—	85,844	35,408	—	121,252
Other assets	19,382	(18,120)	68,859	—	70,121

TOTAL	$2,905,534	$5,282,206	$12,704,177	$(7,608,169)	$13,283,748

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$93,518	$4,242,214	$—	$4,335,732
Accounts payable and other accrued liabilities	29,211	1,782,604	795,772	(2,130,955)	476,632
Affiliated debt	—	1,786,288	911,002	(2,177,257)	520,033
Long-term debt	1,400,000	102,458	4,915,184	—	6,417,642

Total liabilities	1,429,211	3,764,868	10,864,172	(4,308,212)	11,750,039
Stockholder's equity	1,476,323	1,517,338	1,840,005	(3,299,957)	1,533,709

TOTAL	$2,905,534	$5,282,206	$12,704,177	$(7,608,169)	$13,283,748

	Condensed Balance Sheets as of December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$257,001	$528,912	$—	$785,913
Restricted cash	—	100	727,086	—	727,186
Receivables, less allowance for credit losses	—	1,136,838	9,595,438	—	10,732,276
Retained interests in securitized receivables	—	5,368	8,248	(4,345)	9,271
Affiliated accounts and notes receivable	1,357,013	1,970,680	1,380,472	(4,612,786)	95,379
Equipment on operating leases, net	—	430,599	323,772	—	754,371
Equipment held for sale	—	39,455	7,195	—	46,650
Investments in consolidated subsidiaries accounted for under the equity method	1,462,859	1,740,138	—	(3,202,997)	—
Goodwill and intangible assets	—	86,095	36,130	—	122,225
Other assets	21,765	(14,998)	66,491	—	73,258

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$110,557	$4,119,680	$—	$4,230,237
Accounts payable and other accrued liabilities	15,194	1,791,778	1,112,745	(2,472,419)	447,298
Affiliated debt	—	2,146,670	862,074	(2,144,712)	864,032
Long-term debt	1,400,000	139,412	4,782,139	—	6,321,551

Total liabilities	1,415,194	4,188,417	10,876,638	(4,617,131)	11,863,118
Stockholder's equity	1,426,443	1,462,859	1,797,106	(3,202,997)	1,483,411

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

	Condensed Balance Sheets as of December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$257,001	$528,912	$—	$785,913
Restricted cash	—	100	727,086	—	727,186
Receivables, less allowance for credit losses	—	1,136,838	9,595,438	—	10,732,276
Retained interests in securitized receivables	—	5,368	8,248	(4,345)	9,271
Affiliated accounts and notes receivable	1,357,013	1,970,680	1,380,472	(4,612,786)	95,379
Equipment on operating leases, net	—	430,599	323,772	—	754,371
Equipment held for sale	—	39,455	7,195	—	46,650
Investments in consolidated subsidiaries accounted for under the equity method	1,462,859	1,740,138	—	(3,202,997)	—
Goodwill and intangible assets	—	86,095	36,130	—	122,225
Other assets	21,765	(14,998)	66,491	—	73,258

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$110,557	$4,119,680	$—	$4,230,237
Accounts payable and other accrued liabilities	15,194	1,791,778	1,112,745	(2,472,419)	447,298
Affiliated debt	—	2,146,670	862,074	(2,144,712)	864,032
Long-term debt	1,400,000	139,412	4,782,139	—	6,321,551

Total liabilities	1,415,194	4,188,417	10,876,638	(4,617,131)	11,863,118
Stockholder's equity	1,426,443	1,462,859	1,797,106	(3,202,997)	1,483,411

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
Stockholder's equity	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

Schedule of condensed statements of cash flows

	Condensed Statements of Cash Flows for the Three Months Ended March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$—	$420,343	$(229,401)	$32,218	$223,160

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(3,621,374)	(4,267,662)	3,302,374	(4,586,662)
Collections of receivables	—	3,619,151	3,699,933	(3,302,047)	4,017,037
Decrease in restricted cash	—	—	100,435	—	100,435
Purchase of equipment on operating leases, net	—	(55,058)	(19,796)	—	(74,854)
Expenditures for property and equipment	—	(2)	—	—	(2)

Net cash from (used in) investing activities	—	(57,283)	(487,090)	327	(544,046)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	—	(360,382)	51,030	(32,545)	(341,897)
Net (decrease) increase in indebtedness	—	(53,992)	293,097	—	239,105

Net cash (used in) from financing activities	—	(414,374)	344,127	(32,545)	(102,792)

DECREASE IN CASH AND CASH EQUIVALENTS	—	(51,314)	(372,364)	—	(423,678)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	257,001	528,912	—	785,913

End of period	$—	$205,687	$156,548	$—	$362,235

	Condensed Statements of Cash Flows for the Three Months Ended March 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(59)	$8,227	$334,188	$5,909	$348,265

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(3,443,074)	(4,828,432)	3,952,440	(4,319,066)
Collections of receivables	—	3,620,584	4,046,775	(3,952,886)	3,714,473
Decrease in restricted cash	—	—	148,306	—	148,306
Purchase of equipment on operating leases, net	—	(129,304)	76,884	—	(52,420)
Other investing activities	—	(72)	—	—	(72)

Net cash from (used in) investing activities	—	48,134	(556,467)	(446)	(508,779)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	59	(223,219)	(18,869)	(5,463)	(247,492)
Net increase in indebtedness	—	24,683	25,941	—	50,624

Net cash from (used in) financing activities	59	(198,536)	7,072	(5,463)	(196,868)

DECREASE IN CASH AND CASH EQUIVALENTS	—	(142,175)	(215,207)	—	(357,382)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$164,033	$72,678	$—	$236,711

	Condensed Statements of Cash Flows for the Year Ended December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(740,547)	$(1,069,674)	$915,730	$1,421,072	$526,581

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(15,802,666)	(17,733,851)	13,897,290	(19,639,227)
Collections of receivables	—	15,499,698	16,703,466	(13,897,223)	18,305,941
Decrease in restricted cash	—	—	43,589	—	43,589
Purchase of equipment on operating leases, net	—	(118,412)	(91,186)	—	(209,598)
Other investing activities	—	(2,300)	(14)	—	(2,314)

Net cash from (used in) investing activities	—	(423,680)	(1,077,996)	67	(1,501,609)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(9,453)	1,543,710	(69,879)	(1,421,139)	43,239
Net increase (decrease) in indebtedness	750,000	(99,563)	473,172	—	1,123,609

Net cash from financing activities	740,547	1,444,147	403,293	(1,421,139)	1,166,848

(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(49,207)	241,027	—	191,820
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$257,001	$528,912	$—	$785,913

	Condensed Statements of Cash Flows for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(653,183)	$859,941	$235,827	$22,517	$465,102

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(14,454,152)	(15,762,983)	12,180,227	(18,036,908)
Proceeds from sales and collections of receivables	—	14,525,124	14,871,686	(12,179,172)	17,217,638
Purchase of equipment on operating leases, net	—	(84,523)	(63,813)	—	(148,336)
Other investing activities	—	(933)	1,986	—	1,053

Net cash (used in) from investing activities	—	(14,484)	(953,124)	1,055	(966,553)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,183	(683,368)	(38,753)	(23,572)	(742,510)
Net increase in indebtedness	650,000	28,832	823,430	—	1,502,262
Dividends to CNH America LLC	—	(85,000)	—	—	(85,000)

Net cash from (used in) financing activities	653,183	(739,536)	784,677	(23,572)	674,752

INCREASE IN CASH AND CASH EQUIVALENTS	—	105,921	67,380	—	173,301
CASH AND CASH EQUIVALENTS:
Beginning of period	—	200,287	220,505	—	420,792

End of period	$—	$306,208	$287,885	$—	$594,093

	Condensed Statements of Cash Flows for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(155)	$692,810	$(275,287)	$(60,341)	$357,027

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(12,375,373)	(13,766,266)	10,407,997	(15,733,642)
Proceeds from sales and collections of receivables	—	12,318,165	13,545,171	(10,407,997)	15,455,339
Decrease (increase) in restricted cash	—	1,992	(148,340)	—	(146,348)
Purchase (disposal)of equipment on operating leases, net	—	14,365	(145,406)	—	(131,041)
Other investing activities	—	(1,199)	—	—	(1,199)

Net cash from (used in) investing activities	—	(42,050)	(514,841)	—	(556,891)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	155	(314,591)	(220,583)	(20,931)	(555,950)
Net increase in indebtedness	—	4,870	1,068,721	—	1,073,591
Issuance of common stock	—	—	1	(1)	—
Redemption of paid in capital	—	—	(81,273)	81,273	—
Dividends to CNH America LLC	—	(295,000)	—	—	(295,000)

Net cash from (used in) financing activities	155	(604,721)	766,866	60,341	222,641

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	46,039	(23,262)	—	22,777
CASH AND CASH EQUIVALENTS:
Beginning of period	—	154,248	243,767	—	398,015

End of period	$—	$200,287	$220,505	$—	$420,792

BASIS OF PRESENTATION (Details) (Fiat Industrial, EUR €) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Nov. 25, 2012	Jan. 02, 2011
Basis of Presentation
Ownership interest in CNH	87.00%	87.00%	87.00%	89.00%
Forecast
Basis of Presentation
Business combination aggregate amount of capping for exercise of withdrawal and opposition rights	325	325

ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1			$ 39,879
Tax asset (liability)			6,769
Beginning balance	46,648	28,716	28,716
Other comprehensive income before reclassifications	(14,397)
Amounts reclassified from accumulated other comprehensive income	792
Tax effects	(42)
Total other comprehensive income (loss)	(13,647)	12,238	17,932	(16,926)	29,016
Ending balance	33,001		46,648	28,716
Currency Translation Adjustment
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1			58,920
Beginning balance	58,920
Other comprehensive income before reclassifications	(13,751)
Total other comprehensive income (loss)	(13,751)
Ending balance	45,169
Pension Liability
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1			(8,834)
Tax asset (liability)			3,286
Beginning balance	(5,548)
Amounts reclassified from accumulated other comprehensive income	177
Tax effects	(64)
Total other comprehensive income (loss)	113
Ending balance	(5,435)
Unrealized Gains on Retained Interests
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1			3,012
Tax asset (liability)			(1,136)
Beginning balance	1,876
Other comprehensive income before reclassifications	(426)
Amounts reclassified from accumulated other comprehensive income	(941)
Tax effects	516
Total other comprehensive income (loss)	(851)
Ending balance	1,025
Unrealized losses on derivatives
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1			(13,219)
Tax asset (liability)			4,619
Beginning balance	(8,600)
Other comprehensive income before reclassifications	(220)
Amounts reclassified from accumulated other comprehensive income	1,556
Tax effects	(494)
Total other comprehensive income (loss)	842
Ending balance	$ (7,758)

ACCUMULATED OTHER COMPREHENSIVE INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Interest expense to third parties	$ (54,163)				$ (55,142)					$ (219,561)	$ (224,189)	$ (232,448)
Other income	13,646				16,040					66,138	71,187	75,250
Income before taxes	93,603				88,440					329,693	319,587	247,547
Income tax (benefit) provision	(29,743)	(24,328)	(30,423)	(30,484)	(30,877)	(28,290)	(30,259)	(28,252)	(31,252)	(116,112)	(118,053)	(85,067)
Net income	63,860				57,563					213,581	201,534	162,480
Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Insignificant items	(177)
Amortization of defined benefit pension items | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Income before taxes	(177)
Income tax (benefit) provision	64
Net income	(113)
Unrealized gains on retained interests | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Other income	941
Income before taxes	941
Income tax (benefit) provision	(355)
Net income	586
Unrealized losses on derivatives | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Interest expense to third parties	(1,556)
Income before taxes	(1,556)
Income tax (benefit) provision	553
Net income	$ (1,003)

RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012 item	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables
Gross receivables	$ 11,377,132	$ 10,854,596		$ 9,521,410
Less: allowance for credit losses	(123,024)	(122,320)	(103,298)	(106,673)	(118,730)	(132,271)
Total receivables, net	11,254,108	10,732,276		9,386,549
Restricted Receivables	10,135,996	9,573,535		8,566,514
Off-Book Receivables	39,051	47,367		108,476
Retained Interests	5,597	9,271		17,289
Receivables directly or indirectly sold or transferred and available to pay the entity's creditors prior to all obligations of the SPE having been fulfilled	0
Number of private retail transactions not included in the consolidated balance sheets	3	3
Number of components of allowance for credit losses	2	2
Number of portfolio segments in which allowance for credit losses is segregated	3	3
Retail note receivables
Receivables
Gross receivables	554,912	903,644		731,807
Restricted Receivables	6,815,091	6,376,211		5,454,279
Off-Book Receivables	39,051	47,367		108,476
Retained Interests	5,597	9,271		17,289
Wholesale receivables
Receivables
Gross receivables	393,016	88,763		87,600
Restricted Receivables	3,303,964	3,176,410		2,884,516
Finance lease receivables
Receivables
Gross receivables	60,244	62,615		53,391
Restricted Receivables	16,941	20,914		47,000
Restricted receivables
Receivables
Gross receivables	10,135,996	9,573,535		8,566,514
Commercial revolving account receivables
Receivables
Gross receivables	232,964	226,039		82,098
Restricted Receivables				$ 180,719

RECEIVABLES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit losses:
Beginning balance	$ 122,320	$ 106,673	$ 106,673	$ 118,730	$ 132,271
Charge-offs	(4,222)	(6,768)	(38,001)	(53,153)	(94,201)
Recoveries	1,679	2,677	8,794	9,728	8,066
Provision	3,499	622	44,578	32,853	76,394
Foreign currency translation and other	(252)	94	276	(1,485)	(3,800)
Ending balance	123,024	103,298	122,320	106,673	118,730
Ending balance: individually evaluated for impairment	33,952	49,679	37,778	52,980
Ending balance: collectively evaluated for impairment	89,072	53,619	84,542	53,693
Receivables:
Total Receivables	11,377,132	10,144,982	10,854,596	9,493,222
Ending balance: individually evaluated for impairment	99,969	144,507	109,947	130,629
Ending balance: collectively evaluated for impairment	11,277,163	10,000,475	10,744,649	9,362,593
Retail
Allowance for credit losses:
Beginning balance	102,560	83,233	83,233	73,123
Charge-offs	(2,510)	(4,338)	(28,238)	(27,770)
Recoveries	795	1,856	5,206	5,850
Provision	1,988	488	42,135	33,353
Foreign currency translation and other	(215)	41	224	(1,323)
Ending balance	102,618	81,280	102,560	83,233
Ending balance: individually evaluated for impairment	24,750	40,137	28,266	42,879
Ending balance: collectively evaluated for impairment	77,868	41,143	74,294	40,354
Receivables:
Total Receivables	7,447,188	6,364,455	7,363,384	6,258,289
Ending balance: individually evaluated for impairment	46,190	78,896	48,195	73,920
Ending balance: collectively evaluated for impairment	7,400,998	6,285,559	7,315,189	6,184,369
Wholesale
Allowance for credit losses:
Beginning balance	11,887	12,163	12,163	31,148
Charge-offs	(63)		(1,857)	(12,613)
Recoveries	35	58	312	447
Provision	444	(605)	1,245	(6,801)
Foreign currency translation and other	(22)	24	24	(18)
Ending balance	12,281	11,640	11,887	12,163
Ending balance: individually evaluated for impairment	9,202	9,542	9,512	10,101
Ending balance: collectively evaluated for impairment	3,079	2,098	2,375	2,062
Receivables:
Total Receivables	3,696,980	3,505,385	3,265,173	2,972,116
Ending balance: individually evaluated for impairment	53,779	65,611	61,752	56,444
Ending balance: collectively evaluated for impairment	3,643,201	3,439,774	3,203,421	2,915,672
Other
Allowance for credit losses:
Beginning balance	7,873	11,277	11,277	14,459
Charge-offs	(1,649)	(2,430)	(7,906)	(12,770)
Recoveries	849	763	3,276	3,431
Provision	1,067	739	1,198	6,301
Foreign currency translation and other	(15)	29	28	(144)
Ending balance	8,125	10,378	7,873	11,277
Ending balance: collectively evaluated for impairment	8,125	10,378	7,873	11,277
Receivables:
Total Receivables	232,964	275,142	226,039	262,817
Ending balance: individually evaluated for impairment				265
Ending balance: collectively evaluated for impairment	$ 232,964	$ 275,142	$ 226,039	$ 262,552

RECEIVABLES (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Financing receivable, recorded investment
Gross receivables	$ 11,377,132	$ 10,854,596	$ 10,144,982	$ 9,493,222
Retail
Financing receivable, recorded investment
Gross receivables	7,447,188	7,363,384	6,364,455	6,258,289
Retail | Titanium
Financing receivable, recorded investment
Gross receivables	4,115,705	4,038,596		3,195,785
Retail | Platinum
Financing receivable, recorded investment
Gross receivables	2,000,792	1,994,248		1,837,604
Retail | Gold
Financing receivable, recorded investment
Gross receivables	1,127,473	1,124,612		999,950
Retail | Silver
Financing receivable, recorded investment
Gross receivables	181,374	185,712		197,108
Retail | Bronze
Financing receivable, recorded investment
Gross receivables	21,844	20,216		27,842
Wholesale
Financing receivable, recorded investment
Gross receivables	3,696,980	3,265,173	3,505,385	2,972,116
Wholesale | Grade A
Financing receivable, recorded investment
Gross receivables	2,197,757	1,873,495		1,662,920
Wholesale | Grade B
Financing receivable, recorded investment
Gross receivables	1,052,448	967,849		897,914
Wholesale | Grade C
Financing receivable, recorded investment
Gross receivables	253,826	245,652		287,793
Wholesale | Grade D
Financing receivable, recorded investment
Gross receivables	$ 192,949	$ 178,177		$ 123,489

RECEIVABLES (Details 4) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Financing receivable, recorded investment
Total Past Due		$ 55,446		$ 76,058
Total Receivables	11,377,132	10,854,596	10,144,982	9,493,222
Retail
Financing receivable, recorded investment
31-60 Days Past Due	15,761	20,617
61-90 Days Past Due B	4,770	5,298
Greater Than 90 Days	19,634	22,123		31,473
Total Past Due	40,165	48,038		63,645
Current	7,407,023	7,315,346		6,194,644
Total Receivables	7,447,188	7,363,384	6,364,455	6,258,289
Recorded Investment > 90 Days and Accruing	3,621	3,259		3,334
Retail | United States
Financing receivable, recorded investment
31-60 Days Past Due	12,927	18,676
61-90 Days Past Due B	4,360	4,972
Greater Than 90 Days	19,566	21,736		30,720
Total Past Due	36,853	45,384		58,367
Current	6,135,927	6,047,807		5,162,963
Total Receivables	6,172,780	6,093,191		5,221,330
Recorded Investment > 90 Days and Accruing	3,583	2,994		3,257
Retail | Canada
Financing receivable, recorded investment
31-60 Days Past Due	2,834	1,941
61-90 Days Past Due B	410	326
Greater Than 90 Days	68	387		753
Total Past Due	3,312	2,654		5,278
Current	1,271,096	1,267,539		1,031,681
Total Receivables	1,274,408	1,270,193		1,036,959
Recorded Investment > 90 Days and Accruing	38	265		77
Wholesale
Financing receivable, recorded investment
31-60 Days Past Due	1,197	798
61-90 Days Past Due B	284	39
Greater Than 90 Days	668	1,363		1,105
Total Past Due	2,149	2,200		4,375
Current	3,694,831	3,262,973		2,967,741
Total Receivables	3,696,980	3,265,173	3,505,385	2,972,116
Recorded Investment > 90 Days and Accruing	221	443		418
Wholesale | United States
Financing receivable, recorded investment
31-60 Days Past Due	1,067	514
61-90 Days Past Due B	239	28
Greater Than 90 Days	381	580		818
Total Past Due	1,687	1,122		4,017
Current	2,802,801	2,512,270		2,266,517
Total Receivables	2,804,488	2,513,392		2,270,534
Recorded Investment > 90 Days and Accruing	146	130		362
Wholesale | Canada
Financing receivable, recorded investment
31-60 Days Past Due	130	284
61-90 Days Past Due B	45	11
Greater Than 90 Days	287	783		287
Total Past Due	462	1,078		358
Current	892,030	750,703		701,224
Total Receivables	892,492	751,781		701,582
Recorded Investment > 90 Days and Accruing	$ 75	$ 313		$ 56

RECEIVABLES (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Unpaid Principal Balance
Period considered for average recorded investment	4 months	4 months	13 months	13 months
Interest Income Recognized
Delinquency period of accounts considered for recognition of income	120 days		120 days	120 days
Minimum account delinquency period for an account to be classified as past due	120 days		30 days	30 days
United States
Interest Income Recognized
Receivables on nonaccrual status	69,863		87,459	107,966
Canada
Interest Income Recognized
Receivables on nonaccrual status	1,451		2,968	1,923
Retail | United States
Interest Income Recognized
Receivables on nonaccrual status	18,164		29,130	54,798
Retail | Canada
Interest Income Recognized
Receivables on nonaccrual status	30		122	676
Wholesale | United States
Interest Income Recognized
Receivables on nonaccrual status	51,699		58,329	53,168
Wholesale | Canada
Interest Income Recognized
Receivables on nonaccrual status	1,421		2,846	1,247
Individually evaluated for impairment | Retail
Recorded Investment
Total	46,190		48,195	73,920
Unpaid Principal Balance
Total	43,506		43,072	68,459
Related Allowance	24,750		28,266	42,879
Average Recorded Investment
Total	47,435	73,424	56,422	85,094
Interest Income Recognized
Total	540	603	2,853	4,669
Individually evaluated for impairment | Retail | United States
Recorded Investment
With no related allowance recorded	8,220		5,614	6,805
With an allowance recorded	37,409		42,581	66,747
Unpaid Principal Balance
With no related allowance recorded	8,165		5,597	6,791
With an allowance recorded	34,781		37,475	61,300
Related Allowance	24,750		28,266	42,861
Average Recorded Investment
With no related allowance recorded	8,370	9,804	4,671	2,741
With an allowance recorded	38,473	62,987	51,751	81,927
Interest Income Recognized
With no related allowance recorded	71	201	88	390
With an allowance recorded	432	383	2,765	4,261
Individually evaluated for impairment | Retail | Canada
Recorded Investment
With no related allowance recorded	561			303
With an allowance recorded				65
Unpaid Principal Balance
With no related allowance recorded	560			303
With an allowance recorded				65
Related Allowance				18
Average Recorded Investment
With no related allowance recorded	592	633		355
With an allowance recorded				71
Interest Income Recognized
With no related allowance recorded	37	19		9
With an allowance recorded				9
Individually evaluated for impairment | Wholesale
Recorded Investment
Total	53,779		61,752	56,444
Unpaid Principal Balance
Total	53,120		61,175	54,415
Related Allowance	9,202		9,512	10,101
Average Recorded Investment
Total	58,342	61,603	72,228	68,234
Interest Income Recognized
Total	601	459	2,579	2,379
Individually evaluated for impairment | Wholesale | United States
Recorded Investment
With an allowance recorded	52,259		58,826	55,167
Unpaid Principal Balance
With an allowance recorded	51,699		58,329	53,168
Related Allowance	8,947		9,000	9,690
Average Recorded Investment
With an allowance recorded	56,620	60,917	66,418	64,061
Interest Income Recognized
With an allowance recorded	601	459	2,301	2,226
Individually evaluated for impairment | Wholesale | Canada
Recorded Investment
With an allowance recorded	1,520		2,926	1,277
Unpaid Principal Balance
With an allowance recorded	1,421		2,846	1,247
Related Allowance	255		512	411
Average Recorded Investment
With an allowance recorded	1,722	686	5,810	4,173
Interest Income Recognized
With an allowance recorded			278	153

RECEIVABLES (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Retail and finance lease
Troubled Debt Restructurings
Number of contracts	1,000	1,300	1,100	2,500
Pre-modification value	$ 27,105	$ 32,117	$ 40,364	$ 82,700
Post-modification value	24,437	29,862	37,850	53,300
Number of cases in which the court has determined the concession	590	644	609
Pre-modification value for cases in which the court has determined the concession	10,418	10,546	11,276
Post-modification value for cases in which the court has determined the concession	8,686	9,123	9,521
Wholesale
Troubled Debt Restructurings
Number of contracts	4	4	4	5
Pre-modification value	8,772	5,422	3,379	15,000
Post-modification value	$ 3,850	$ 1,997	$ 1,529	$ 15,000

DEBT (Details) In Thousands, unless otherwise specified	1 Months Ended	0 Months Ended
	Feb. 28, 2013 Asset-backed notes U.S. retail loan contracts USD ($)	Mar. 22, 2013 U.S. wholesale committed asset-backed facility USD ($)	Apr. 24, 2013 Canadian retail committed asset-backed facility Subsequent event USD ($)	Apr. 24, 2013 Canadian retail committed asset-backed facility Subsequent event CAD
Debt
Debt issued	$ 1,252,282	$ 200,000	$ 407,579	411,975

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective tax rate (as a percent)	31.80%	34.90%	35.20%	36.90%	34.40%
Reduction of the active financing income	$ (2,671)		$ 2,671
U.S. federal corporate income tax rate (as a percent)	35.00%		35.00%	35.00%	35.00%

FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS
Maximum length of time of interest rate derivative instruments designated in cash flow hedge relationships	49 months	52 months
After-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months	$ 3,613	$ 3,786

FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INSTRUMENTS
Total notional amount of interest rate derivatives	$ 2,497,777		$ 1,926,633	$ 1,602,710
Four-month average notional amounts of interest rate derivatives	2,415,146	2,576,859
Derivative liabilities designated as hedging instruments, classified in accounts payable and other accrued liabilities	229			19
Interest rate derivatives, derivative assets not designated as hedging instruments, classified in other assets	3,720		2,788	3,518
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in other assets			15
Derivative assets not designated as hedging instruments, classified in other assets	3,720		2,803	3,518
Interest rate derivatives, derivative not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,720		2,744	3,585
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in accounts payable and other accrued liabilities			20
Derivative liabilities not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,720		2,764	3,585
Cash Flow Hedges, Losses recognized in accumulated other comprehensive income (effective portion), Interest rate derivatives	(220)	(310)	(254)	(19,818)	(26,268)
Cash Flow Hedges, Reclassified from accumulated other comprehensive income (effective portion), Interest rate derivatives - Interest expense to third parties	(1,556)	(1,991)	(6,971)	(17,191)	(33,925)
Cash Flow Hedges, Recognized directly in income (ineffective portion), Interest rate derivatives - Other expenses		26	20	(278)	(552)
Interest rate derivatives, other expenses, not designated as hedges	$ 69	$ (47)	$ (53)	$ (751)

FINANCIAL INSTRUMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Assets transferred between Level 1, Level 2 and Level 3	$ 0
Liabilities transferred between Level 1, Level 2 and Level 3	0
Recurring | Level 2
Assets
Interest rate derivatives	3,720	2,788	3,438
Foreign exchange contracts		15
Total assets	3,720	2,803	3,438
Liabilities
Interest rate derivatives	3,949	2,744	3,459
Foreign exchange contracts		20
Total liabilities	3,949	2,764	3,459
Recurring | Level 3
Assets
Interest rate derivatives			160
Retained interests	5,597	9,271	17,289
Total assets	5,597	9,271	17,449
Liabilities
Interest rate derivatives			145
Total liabilities			145
Recurring | Total
Assets
Interest rate derivatives	3,720	2,788	3,598
Foreign exchange contracts		15
Retained interests	5,597	9,271	17,289
Total assets	9,317	12,074	20,887
Liabilities
Interest rate derivatives	3,949	2,744	3,604
Foreign exchange contracts		20
Total liabilities	$ 3,949	$ 2,764	$ 3,604

FINANCIAL INSTRUMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retained Interests
Changes in Level 3 fair-value category
Balance at the beginning of the period	$ 9,271	$ 17,289	$ 17,289	$ 37,914	$ 968,371
Total gains or losses (realized/unrealized) included in earnings	105	693	1,005	299	1,130
Total gains or losses (realized/unrealized) included in other comprehensive income (loss)	(426)	281	1,635	1,183	5,706
Settlements	(3,353)	(5,240)	(10,658)	(22,107)	(67,954)
Balance at the end of the period	5,597	13,023	9,271	17,289	37,914
Derivative Financial Instruments
Changes in Level 3 fair-value category
Balance at the beginning of the period		15	15	(5,375)	(1,645)
Total gains or losses (realized/unrealized) included in earnings		65	65	5,390	20,586
Total gains or losses (realized/unrealized) included in other comprehensive income (loss)		(80)	(80)
Balance at the end of the period				$ 15	$ (5,375)

FINANCIAL INSTRUMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Not Carried at Fair Value
Receivables	$ 11,254,108	$ 10,732,276	$ 9,386,549
Long-term debt	6,417,642	6,321,551	4,587,773
Carrying Amount
Financial Instruments Not Carried at Fair Value
Receivables	11,254,108	10,732,276	9,386,549
Long-term debt	6,417,642	6,321,551	4,587,773
Estimated Fair Value
Financial Instruments Not Carried at Fair Value
Receivables	11,330,725	11,074,646	9,710,124
Long-term debt	$ 6,583,502	$ 6,451,544	$ 4,648,139

SEGMENT AND GEOGRAPHICAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment And Geographical Information
Revenues	$ 205,665	$ 213,117	$ 211,059	$ 206,565	$ 203,263	$ 210,195	$ 207,299	$ 207,683	$ 205,822	$ 834,004	$ 830,999	$ 863,551
Interest expense	59,475	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	254,073	268,834	313,032
Segment net income	63,860				57,563					213,581	201,534	162,480
Depreciation and amortization	27,433				27,218					108,902	111,546	119,287
Expenditures for equipment on operating leases and for non-lease assets	132,478				98,590					459,477	386,361	356,902
Provision for credit losses	3,499				622					44,578	32,853	76,394
Additional disclosures
Segment assets	13,283,748	13,346,529				11,901,151				13,346,529	11,901,151	10,883,489
Total managed receivables	11,416,183	10,901,963				9,601,698				10,901,963	9,601,698	8,952,044
United States
Segment And Geographical Information
Revenues	159,206				157,099					644,900	641,252	681,698
Interest expense	48,623				50,599					202,208	207,657	255,316
Segment net income	40,601				43,218					152,854	146,709	100,291
Depreciation and amortization	19,387				19,235					76,145	78,568	90,041
Expenditures for equipment on operating leases and for non-lease assets	112,725				76,614					355,076	292,823	268,593
Provision for credit losses	3,940				351					33,875	28,974	74,370
Additional disclosures
Segment assets	10,889,087	11,016,740				9,654,594				11,016,740	9,654,594	8,683,991
Total managed receivables	9,219,431	8,849,079				7,827,253				8,849,079	7,827,253	7,214,953
Canada
Segment And Geographical Information
Revenues	47,726				46,164					192,196	189,747	181,853
Interest expense	12,119				14,717					54,957	61,177	57,716
Segment net income	23,259				14,345					60,727	54,825	62,219
Depreciation and amortization	8,046				7,983					32,757	32,978	29,246
Expenditures for equipment on operating leases and for non-lease assets	19,753				21,976					104,401	93,538	88,309
Provision for credit losses	(441)				271					10,703	3,879	2,024
Additional disclosures
Segment assets	2,610,540	2,555,140				2,358,198				2,555,140	2,358,198	2,307,319
Total managed receivables	2,196,752	2,052,884				1,774,445				2,052,884	1,774,445	1,737,091
Eliminations
Segment And Geographical Information
Revenues	(1,267)									(3,092)
Interest expense	(1,267)									(3,092)
Segment net income												(30)
Additional disclosures
Segment assets	$ (215,879)	$ (225,351)				$ (111,641)				$ (225,351)	$ (111,641)	$ (107,821)

RELATED-PARTY TRANSACTIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Total interest and other income from affiliates	$ 98,027	$ 95,610	$ 392,463	$ 382,006	$ 376,383
Affiliated receivables	16,217		95,379	193,917
Affiliated debt	520,033		864,032	819,270
Other information
Accounts payable and other accrued liabilities payable to related parties	97,826		15,418	24,221
CNH North America
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Retail subsidy	54,976	53,343	209,952	216,544	227,208
Wholesale subsidy	34,002	33,683	148,997	135,294	115,353
Operating lease subsidy	8,235	7,274	30,376	26,518	22,273
Lending funds		352	352	1,700	10,329
CNH America
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Affiliated receivables	2,142		64,708	65,335
Affiliated debt	416,274		788,381	525,927
CNH Canada Ltd.
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Affiliated receivables	1,016		17,797	115,816
Affiliated debt	98,759		60,651
CNH Canada Ltd. | CNH Capital Canada Ltd
Other information
Shares of preferred stock owned by affiliated entity	76,618,488		76,618,488
Reference rate for dividends	12-month LIBOR		LIBOR
Margin on reference rate for dividends (as a percent)	1.20%		1.20%
Other affiliates
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Wholesale subsidy	814	957	2,784	1,928
Lending funds		1	2	22	1,220
Affiliated receivables	13,059		12,874	12,766
Fiat
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Affiliated debt	$ 5,000		$ 15,000	$ 293,343

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Payment guarantees on the financial debt of various CNH European affiliates	$ 258,425	$ 266,805
Commercial revolving accounts
Commitments
Total credit limit	3,956,612	3,946,496
Utilized	228,464	221,274
Not Utilized	3,728,148	3,725,222
Wholesale and dealer financing
Commitments
Total credit limit	5,528,361	5,570,870
Utilized	3,619,690	3,135,945
Not Utilized	$ 1,908,671	$ 2,434,925

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Interest income on retail and other notes and finance leases	$ 60,733				$ 58,239					$ 240,657	$ 238,330	$ 267,551
Interest and other income from affiliates	98,027				95,610					392,463	382,006	376,383
Servicing fee income	132				306					940	1,747	3,340
Rental income on operating leases	33,127				33,068					133,806	137,729	140,989
Other income	13,646				16,040					66,138	71,187	75,250
Total revenues	205,665	213,117	211,059	206,565	203,263	210,195	207,299	207,683	205,822	834,004	830,999	863,551
Interest expense:
Interest expense to third parties	54,163				55,142					219,561	224,189	232,448
Interest expense to affiliates	5,312				10,174					34,512	44,645	80,584
Total interest expense	59,475	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	254,073	268,834	313,032
Administrative and operating expenses:
Fees charged by affiliates	15,030				14,748					61,895	62,945	61,464
Provision for credit losses	3,499				622					44,578	32,853	76,394
Depreciation of equipment on operating leases	27,171				26,933					107,836	110,314	117,848
Other expenses (income)	6,887				7,204					35,929	35,651	43,158
Total administrative and operating expenses	52,587	80,625	62,171	57,935	49,507	71,388	60,375	59,468	51,347	250,238	242,578	302,972
Total expenses	112,062				114,823					504,311	511,412	616,004
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	93,603				88,440					329,693	319,587	247,547
Income tax (benefit) provision	29,743	24,328	30,423	30,484	30,877	28,290	30,259	28,252	31,252	116,112	118,053	85,067
NET INCOME	63,860				57,563					213,581	201,534	162,480
Net income attributed to noncontrolling interest	(418)	(419)	(474)	(388)	(364)	(388)	(295)	(394)	(411)	(1,645)	(1,488)	(1,861)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	63,442	44,076	56,477	54,184	57,199	44,409	52,562	50,253	52,822	211,936	200,046	160,619
COMPREHENSIVE INCOME	50,213				69,801					231,513	184,608	191,496
Comprehensive income attributed to noncontrolling interest	(418)				(364)					(1,645)	(1,488)	(1,861)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	49,795				69,437					229,868	183,120	189,635
CNH Capital LLC
REVENUES
Interest and other income from affiliates	11,007									7,437
Total revenues	11,007									7,437
Interest expense:
Interest expense to third parties	18,570				9,884					48,848	8,184
Interest expense to affiliates					66					255	190	155
Total interest expense	18,570				9,950					49,103	8,374	155
Administrative and operating expenses:
Other expenses (income)										1	1	1
Total administrative and operating expenses										1	1	1
Total expenses	18,570				9,950					49,104	8,375	156
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(7,563)				(9,950)					(41,667)	(8,375)	(156)
Income tax (benefit) provision	(2,964)				(3,899)					(16,327)	(3,282)	(62)
Equity in income of consolidated subsidiaries accounted for under the equity method	68,041				63,250					237,276	205,139	160,713
NET INCOME	63,442				57,199					211,936	200,046	160,619
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	63,442				57,199					211,936	200,046	160,619
COMPREHENSIVE INCOME	49,795				69,437					229,868	183,120	189,635
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	49,795				69,437					229,868	183,120	189,635
Guarantor Entities
REVENUES
Interest income on retail and other notes and finance leases	2,374				3,635					10,658	17,089	22,272
Interest and other income from affiliates	44,867				40,252					178,848	153,927	153,814
Servicing fee income	20,513				18,813					82,253	72,087	68,145
Rental income on operating leases	18,803				20,422					82,280	85,346	105,844
Other income	11,444				6,282					31,495	29,237	30,695
Total revenues	98,001				89,404					385,534	357,686	380,808
Interest expense:
Interest expense to third parties	699				842					6,838	(755)	20,296
Interest expense to affiliates	42,159				30,873					146,665	131,869	121,999
Total interest expense	42,858				31,715					153,503	131,114	142,295
Administrative and operating expenses:
Fees charged by affiliates	12,187				11,583					50,591	50,055	50,613
Provision for credit losses	3,182				(14,212)					(563)	31,463	70,981
Depreciation of equipment on operating leases	15,058				16,499					65,107	66,279	87,838
Other expenses (income)	8,010				8,772					32,999	29,213	27,208
Total administrative and operating expenses	38,437				22,642					148,134	177,040	236,640
Total expenses	81,295				54,357					301,637	308,154	378,935
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	16,706				35,047					83,897	49,532	1,873
Income tax (benefit) provision	7,741				13,097					33,663	18,830	1,303
Equity in income of consolidated subsidiaries accounted for under the equity method	59,076				41,300					187,042	174,437	160,143
NET INCOME	68,041				63,250					237,276	205,139	160,713
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	68,041				63,250					237,276	205,139	160,713
COMPREHENSIVE INCOME	54,394				75,488					255,208	188,213	189,729
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	54,394				75,488					255,208	188,213	189,729
CNH Capital America LLC
Condensed Statements of Comprehensive Income
Ownership percentage	100.00%	100.00%								100.00%
New Holland Credit Company LLC
Condensed Statements of Comprehensive Income
Ownership percentage	100.00%	100.00%								100.00%
All Other Subsidiaries
REVENUES
Interest income on retail and other notes and finance leases	58,359				54,604					229,999	221,241	245,279
Interest and other income from affiliates	87,270				85,774					354,010	346,146	306,906
Servicing fee income	29				59					137	514	1,419
Rental income on operating leases	14,324				12,646					51,526	52,383	35,145
Other income	2,202				9,758					34,643	41,950	44,555
Total revenues	162,184				162,841					670,315	662,234	633,304
Interest expense:
Interest expense to third parties	34,894				44,416					163,875	216,760	212,152
Interest expense to affiliates	8,270				9,651					35,424	30,653	42,767
Total interest expense	43,164				54,067					199,299	247,413	254,919
Administrative and operating expenses:
Fees charged by affiliates	23,253				21,731					92,754	83,744	77,075
Provision for credit losses	317				14,834					45,141	1,390	5,413
Depreciation of equipment on operating leases	12,113				10,434					42,729	44,035	30,010
Other expenses (income)	(1,123)				(1,568)					2,929	6,437	15,949
Total administrative and operating expenses	34,560				45,431					183,553	136,391	132,555
Total expenses	77,724				99,498					382,852	383,804	387,474
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	84,460				63,343					287,463	278,430	245,830
Income tax (benefit) provision	24,966				21,679					98,776	102,505	83,826
NET INCOME	59,494				41,664					188,687	175,925	162,004
Net income attributed to noncontrolling interest	(418)				(364)					(1,645)	(1,488)	(1,861)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	59,076				41,300					187,042	174,437	160,143
COMPREHENSIVE INCOME	48,164				53,827					204,003	160,064	188,666
Comprehensive income attributed to noncontrolling interest	(418)				(364)					(1,645)	(1,488)	(1,861)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	47,746				53,463					202,358	158,576	186,805
Eliminations
REVENUES
Interest and other income from affiliates	(45,117)				(30,416)					(147,832)	(118,067)	(84,337)
Servicing fee income	(20,410)				(18,566)					(81,450)	(70,854)	(66,224)
Total revenues	(65,527)				(48,982)					(229,282)	(188,921)	(150,561)
Interest expense:
Interest expense to affiliates	(45,117)				(30,416)					(147,832)	(118,067)	(84,337)
Total interest expense	(45,117)				(30,416)					(147,832)	(118,067)	(84,337)
Administrative and operating expenses:
Fees charged by affiliates	(20,410)				(18,566)					(81,450)	(70,854)	(66,224)
Total administrative and operating expenses	(20,410)				(18,566)					(81,450)	(70,854)	(66,224)
Total expenses	(65,527)				(48,982)					(229,282)	(188,921)	(150,561)
Equity in income of consolidated subsidiaries accounted for under the equity method	(127,117)				(104,550)					(424,318)	(379,576)	(320,856)
NET INCOME	(127,117)				(104,550)					(424,318)	(379,576)	(320,856)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	(127,117)				(104,550)					(424,318)	(379,576)	(320,856)
COMPREHENSIVE INCOME	(102,140)				(128,951)					(457,566)	(346,789)	(376,534)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ (102,140)				$ (128,951)					$ (457,566)	$ (346,789)	$ (376,534)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 362,235	$ 785,913	$ 236,711	$ 594,093	$ 420,792	$ 398,015
Restricted cash	624,260	727,186		767,359
Receivables, less allowance for credit losses	11,254,108	10,732,276		9,386,549
Retained interests in securitized receivables	5,597	9,271		17,289
Affiliated accounts and notes receivable	16,217	95,379		193,917
Equipment on operating leases, net	797,842	754,371		647,617
Equipment held for sale	32,116	46,650		32,131
Goodwill and intangible assets, net	121,252	122,225		120,089
Other assets	70,121	73,258		142,107
TOTAL	13,283,748	13,346,529		11,901,151	10,883,489
Liabilities:
Short-term debt, including current maturities of long-term debt	4,335,732	4,230,237		4,796,035
Accounts payable and other accrued liabilities	476,632	447,298		450,828
Affiliated debt	520,033	864,032		819,270
Long-term debt	6,417,642	6,321,551		4,587,773
Total liabilities	11,750,039	11,863,118		10,653,906
Stockholder's equity	1,533,709	1,483,411	1,317,046	1,247,245	1,147,637	1,294,588
TOTAL	13,283,748	13,346,529		11,901,151
CNH Capital LLC
ASSETS
Affiliated accounts and notes receivable	1,368,814	1,357,013		641,566
Investments in consolidated subsidiaries accounted for under the equity method	1,517,338	1,462,859		1,203,432
Other assets	19,382	21,765		13,588
TOTAL	2,905,534	2,841,637		1,858,586
Liabilities:
Accounts payable and other accrued liabilities	29,211	15,194		6,777
Affiliated debt				9,453
Long-term debt	1,400,000	1,400,000		650,000
Total liabilities	1,429,211	1,415,194		666,230
Stockholder's equity	1,476,323	1,426,443		1,192,356
TOTAL	2,905,534	2,841,637		1,858,586
Guarantor Entities
ASSETS
Cash and cash equivalents	205,687	257,001	164,033	306,208	200,287	154,248
Restricted cash	100	100		100
Receivables, less allowance for credit losses	1,141,832	1,136,838		834,392
Retained interests in securitized receivables	5,272	5,368		6,464
Affiliated accounts and notes receivable	1,581,908	1,970,680		1,184,507
Equipment on operating leases, net	470,597	430,599		377,294
Equipment held for sale	26,467	39,455		27,106
Investments in consolidated subsidiaries accounted for under the equity method	1,782,619	1,740,138		1,567,061
Goodwill and intangible assets, net	85,844	86,095		84,720
Other assets	(18,120)	(14,998)		33,283
TOTAL	5,282,206	5,651,276		4,421,135
Liabilities:
Short-term debt, including current maturities of long-term debt	93,518	110,557		160,200
Accounts payable and other accrued liabilities	1,782,604	1,791,778		2,265,212
Affiliated debt	1,786,288	2,146,670		602,960
Long-term debt	102,458	139,412		189,331
Total liabilities	3,764,868	4,188,417		3,217,703
Stockholder's equity	1,517,338	1,462,859		1,203,432
TOTAL	5,282,206	5,651,276		4,421,135
All Other Subsidiaries
ASSETS
Cash and cash equivalents	156,548	528,912	72,678	287,885	220,505	243,767
Restricted cash	624,160	727,086		767,259
Receivables, less allowance for credit losses	10,112,276	9,595,438		8,552,157
Retained interests in securitized receivables	4,997	8,248		15,103
Affiliated accounts and notes receivable	1,369,035	1,380,472		1,436,347
Equipment on operating leases, net	327,245	323,772		270,323
Equipment held for sale	5,649	7,195		5,025
Goodwill and intangible assets, net	35,408	36,130		35,369
Other assets	68,859	66,491		95,236
TOTAL	12,704,177	12,673,744		11,464,704
Liabilities:
Short-term debt, including current maturities of long-term debt	4,242,214	4,119,680		4,635,835
Accounts payable and other accrued liabilities	795,772	1,112,745		528,047
Affiliated debt	911,002	862,074		930,430
Long-term debt	4,915,184	4,782,139		3,748,442
Total liabilities	10,864,172	10,876,638		9,842,754
Stockholder's equity	1,840,005	1,797,106		1,621,950
TOTAL	12,704,177	12,673,744		11,464,704
Eliminations
ASSETS
Retained interests in securitized receivables	(4,672)	(4,345)		(4,278)
Affiliated accounts and notes receivable	(4,303,540)	(4,612,786)		(3,068,503)
Investments in consolidated subsidiaries accounted for under the equity method	(3,299,957)	(3,202,997)		(2,770,493)
TOTAL	(7,608,169)	(7,820,128)		(5,843,274)
Liabilities:
Accounts payable and other accrued liabilities	(2,130,955)	(2,472,419)		(2,349,208)
Affiliated debt	(2,177,257)	(2,144,712)		(723,573)
Total liabilities	(4,308,212)	(4,617,131)		(3,072,781)
Stockholder's equity	(3,299,957)	(3,202,997)		(2,770,493)
TOTAL	$ (7,608,169)	$ (7,820,128)		$ (5,843,274)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	$ 223,160	$ 348,265	$ 526,581	$ 465,102	$ 357,027
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(4,586,662)	(4,319,066)	(19,639,227)	(18,036,908)	(15,733,642)
Collections of receivables	4,017,037	3,714,473	18,305,941	17,217,638	15,431,514
Decrease in restricted cash	100,435	148,306	43,589		(146,348)
Purchase of equipment on operating leases, net	(74,854)	(52,420)	(209,598)	(148,336)	(131,041)
Expenditures for property and equipment	(2)		(37)	(33)
Other investing activities		(72)	(2,314)	1,053	(1,199)
Net cash used in investing activities	(544,046)	(508,779)	(1,501,609)	(966,553)	(556,891)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(341,897)	(247,492)	43,239	(742,510)	(555,950)
Net increase (decrease) in indebtedness	239,105	50,624	1,123,609	1,502,262	1,073,591
Net cash from financing activities	(102,792)	(196,868)	1,166,848	674,752	222,641
INCREASE IN CASH AND CASH EQUIVALENTS	(423,678)	(357,382)	191,820	173,301	22,777
CASH AND CASH EQUIVALENTS:
Beginning of year	785,913	594,093	594,093	420,792	398,015
End of year	362,235	236,711	785,913	594,093	420,792
CNH Capital LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities		(59)	(740,547)	(653,183)	(155)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity		59	(9,453)	3,183	155
Net increase (decrease) in indebtedness			750,000	650,000
Net cash from financing activities		59	740,547	653,183	155
Guarantor Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	420,343	8,227	(1,069,674)	859,941	692,810
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(3,621,374)	(3,443,074)	(15,802,666)	(14,454,152)	(12,375,373)
Collections of receivables	3,619,151	3,620,584
Decrease in restricted cash					1,992
Purchase of equipment on operating leases, net	(55,058)	(129,304)	(118,412)	(84,523)	14,365
Expenditures for property and equipment	(2)
Other investing activities		(72)	(2,300)	(933)	(1,199)
Net cash used in investing activities	(57,283)	48,134	(423,680)	(14,484)	(42,050)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(360,382)	(223,219)	1,543,710	(683,368)	(314,591)
Net increase (decrease) in indebtedness	(53,992)	24,683	(99,563)	28,832	4,870
Net cash from financing activities	(414,374)	(198,536)	1,444,147	(739,536)	(604,721)
INCREASE IN CASH AND CASH EQUIVALENTS	(51,314)	(142,175)	(49,207)	105,921	46,039
CASH AND CASH EQUIVALENTS:
Beginning of year	257,001	306,208	306,208	200,287	154,248
End of year	205,687	164,033	257,001	306,208	200,287
All Other Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	(229,401)	334,188	915,730	235,827	(275,287)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(4,267,662)	(4,828,432)	(17,733,851)	(15,762,983)	(13,766,266)
Collections of receivables	3,699,933	4,046,775
Decrease in restricted cash	100,435	148,306	43,589		(148,340)
Purchase of equipment on operating leases, net	(19,796)	76,884	(91,186)	(63,813)	(145,406)
Other investing activities			(14)	1,986
Net cash used in investing activities	(487,090)	(556,467)	(1,077,996)	(953,124)	(514,841)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	51,030	(18,869)	(69,879)	(38,753)	(220,583)
Net increase (decrease) in indebtedness	293,097	25,941	473,172	823,430	1,068,721
Net cash from financing activities	344,127	7,072	403,293	784,677	766,866
INCREASE IN CASH AND CASH EQUIVALENTS	(372,364)	(215,207)	241,027	67,380	(23,262)
CASH AND CASH EQUIVALENTS:
Beginning of year	528,912	287,885	287,885	220,505	243,767
End of year	156,548	72,678	528,912	287,885	220,505
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	32,218	5,909	1,421,072	22,517	(60,341)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	3,302,374	3,952,440	13,897,290	12,180,227	10,407,997
Collections of receivables	(3,302,047)	(3,952,886)
Net cash used in investing activities	327	(446)	67	1,055
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(32,545)	(5,463)	(1,421,139)	(23,572)	(20,931)
Net cash from financing activities	$ (32,545)	$ (5,463)	$ (1,421,139)	$ (23,572)	$ 60,341

SUBSEQUENT EVENTS (Details) (Subsequent event) In Thousands, unless otherwise specified	0 Months Ended
	Apr. 08, 2013 3.625% unsecured notes due 2018 USD ($)	Apr. 24, 2013 Canadian retail committed asset-backed facility USD ($)	Apr. 24, 2013 Canadian retail committed asset-backed facility CAD
SUBSEQUENT EVENTS
Debt issued	$ 600,000	$ 407,579	411,975
Interest rate (as a percent)	3.63%